                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                       811-21335

Exact name of registrant as specified in charter:         Optimum Fund Trust

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  March 31

Date of reporting period:                                 September 30, 2005

Item 1.  Reports to Stockholders





SEMIANNUAL REPORT  SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
                   OPTIMUM FIXED INCOME FUND
                   OPTIMUM INTERNATIONAL FUND
                   OPTIMUM LARGE CAP GROWTH FUND
                   OPTIMUM LARGE CAP VALUE FUND
                   OPTIMUM SMALL CAP GROWTH FUND
                   OPTIMUM SMALL CAP VALUE FUND

TABLE
  OF CONTENTS


-----------------------------------------------------
DISCLOSURE OF FUND EXPENSES                         1
-----------------------------------------------------
SECTOR/COUNTRY ALLOCATION                           3
-----------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                         7

   Statements of Assets and Liabilities            34

   Statements of Operations                        35

   Statements of Changes in Net Assets             37

   Financial Highlights                            40

   Notes to Financial Statements                   52
-----------------------------------------------------
OTHER FUND INFORMATION                             61
-----------------------------------------------------









    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                    For the Period April 1, 2005 to September 30, 2005
  OF FUND EXPENSES


As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return", provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OPTIMUM FIXED INCOME FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,012.70      1.25%      $6.31
Class B                                                     1,000.00    1,009.40      1.90%       9.57
Class C                                                     1,000.00    1,009.40      1.90%       9.57
Institutional Class                                         1,000.00    1,014.50      0.90%       4.55
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,018.80      1.25%      $6.33
Class B                                                     1,000.00    1,015.54      1.90%       9.60
Class C                                                     1,000.00    1,015.54      1.90%       9.60
Institutional Class                                         1,000.00    1,020.56      0.90%       4.56
---------------------------------------------------------------------------------------------------------

OPTIMUM INTERNATIONAL FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,095.30      2.01%     $10.56
Class B                                                     1,000.00    1,092.00      2.66%      13.95
Class C                                                     1,000.00    1,091.00      2.66%      13.94
Institutional Class                                         1,000.00    1,096.50      1.66%       8.72
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,014.99      2.01%     $10.15
Class B                                                     1,000.00    1,011.73      2.66%      13.41
Class C                                                     1,000.00    1,011.73      2.66%      13.41
Institutional Class                                         1,000.00    1,016.75      1.66%       8.39
---------------------------------------------------------------------------------------------------------

DISCLOSURE                    For the Period April 1, 2005 to September 30, 2005
  OF FUND EXPENSES (CONTINUED)


OPTIMUM LARGE CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,070.90      1.69%      $8.77
Class B                                                     1,000.00    1,067.60      2.34%      12.13
Class C                                                     1,000.00    1,067.60      2.34%      12.13
Institutional Class                                         1,000.00    1,072.40      1.34%       6.96
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.60      1.69%      $8.54
Class B                                                     1,000.00    1,013.34      2.34%      11.81
Class C                                                     1,000.00    1,013.34      2.34%      11.81
Institutional Class                                         1,000.00    1,018.35      1.34%       6.78
---------------------------------------------------------------------------------------------------------

OPTIMUM LARGE CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,045.60      1.55%      $7.95
Class B                                                     1,000.00    1,042.00      2.20%      11.26
Class C                                                     1,000.00    1,043.00      2.20%      11.27
Institutional Class                                         1,000.00    1,047.40      1.20%       6.16
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.30      1.55%      $7.84
Class B                                                     1,000.00    1,014.04      2.20%      11.11
Class C                                                     1,000.00    1,014.04      2.20%      11.11
Institutional Class                                         1,000.00    1,019.05      1.20%       6.07
---------------------------------------------------------------------------------------------------------

OPTIMUM SMALL CAP GROWTH FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,097.90      1.95%     $10.26
Class B                                                     1,000.00    1,093.60      2.60%      13.65
Class C                                                     1,000.00    1,093.60      2.60%      13.65
Institutional Class                                         1,000.00    1,099.00      1.60%       8.42
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,015.99      1.95%      $9.85
Class B                                                     1,000.00    1,012.73      2.60%      13.11
Class C                                                     1,000.00    1,012.73      2.60%      13.11
Institutional Class                                         1,000.00    1,017.75      1.60%       8.09
---------------------------------------------------------------------------------------------------------

OPTIMUM SMALL CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning    Ending                Paid During
                                                            Account     Account    Annualized   Period
                                                             Value       Value       Expense   4/1/05 to
                                                             4/1/05     9/30/05       Ratio     9/30/05
---------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,050.60      1.76%      $9.05
Class B                                                     1,000.00    1,047.80      2.41%      12.37
Class C                                                     1,000.00    1,047.00      2.41%      12.37
Institutional Class                                         1,000.00    1,053.60      1.41%       7.26
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.24      1.76%      $8.90
Class B                                                     1,000.00    1,012.99      2.41%      12.16
Class C                                                     1,000.00    1,012.99      2.41%      12.16
Institutional Class                                         1,000.00    1,018.00      1.41%       7.13
---------------------------------------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION                               As of September 30, 2005


Sector designations may be different than the sector designations presented in other Fund materials.

OPTIMUM FIXED INCOME FUND

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                  0.09%
-------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                      9.92%
-------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                               9.55%
-------------------------------------------------------------------------
AGENCY OBLIGATIONS                                              2.44%
-------------------------------------------------------------------------
COLLATERALIZED DEBT OBLIGATIONS                                 0.06%
-------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                           3.37%
-------------------------------------------------------------------------
CONVERTIBLE BOND                                                0.03%
-------------------------------------------------------------------------
CORPORATE BONDS                                                25.93%
-------------------------------------------------------------------------
Banking                                                         2.20%
Basic Industry                                                  1.88%
Brokerage                                                       0.64%
Capital Goods                                                   0.74%
Consumer Cyclical                                               2.88%
Consumer Non-Cyclical                                           2.09%
Electric                                                        2.89%
Emerging Markets                                                0.24%
Energy                                                          0.44%
Financial-Other                                                 0.29%
Finance Companies                                               1.29%
Industrial Machinery                                            0.03%
Insurance                                                       2.93%
Media                                                           1.68%
Natural Gas                                                     0.66%
Real Estate                                                     0.23%
Services Cyclical                                               0.75%
Services Non-cyclical                                           0.33%
Technology                                                      0.29%
Telecommunications                                              3.11%
Transportation                                                  0.34%
-------------------------------------------------------------------------
MUNICIPAL BONDS                                                 2.70%
-------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                              4.81%
-------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                 12.01%
-------------------------------------------------------------------------
FOREIGN AGENCIES                                                1.08%
-------------------------------------------------------------------------
Austria                                                         0.37%
Germany                                                         0.16%
Mexico                                                          0.06%
Russia                                                          0.13%
Ukraine                                                         0.04%
United States                                                   0.32%

                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
FOREIGN MUNICIPAL BONDS                                         0.06%
-------------------------------------------------------------------------
Canada                                                          0.06%
-------------------------------------------------------------------------
REGIONAL AGENCY                                                 0.62%
-------------------------------------------------------------------------
Australia                                                       0.62%
-------------------------------------------------------------------------
REGIONAL AUTHORITY                                              1.30%
-------------------------------------------------------------------------
Canada                                                          1.30%
-------------------------------------------------------------------------
SOVEREIGN AGENCIES                                              0.27%
-------------------------------------------------------------------------
Canada                                                          0.13%
Japan                                                           0.14%
-------------------------------------------------------------------------
SOVEREIGN DEBT                                                  6.02%
-------------------------------------------------------------------------
Argentina                                                       0.19%
Austria                                                         0.18%
Belgium                                                         0.41%
Brazil                                                          0.20%
Colombia                                                        0.09%
Dominican Republic                                              0.06%
El Salvador                                                     0.11%
France                                                          0.17%
Germany                                                         1.17%
Italy                                                           0.25%
Netherlands                                                     0.48%
Norway                                                          0.98%
Peru                                                            0.11%
Philippines                                                     0.04%
Poland                                                          0.49%
Russia                                                          0.06%
Spain                                                           0.21%
Sweden                                                          0.33%
United Kingdom                                                  0.37%
Venezuela                                                       0.12%
-------------------------------------------------------------------------
SUPRANATIONAL BANKS                                             0.90%
-------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                      14.91%
-------------------------------------------------------------------------
COMMON STOCK                                                    0.00%
-------------------------------------------------------------------------
PREFERRED STOCK                                                 0.03%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           8.40%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              104.52%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (4.52%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION
  (CONTINUED)                                           As of September 30, 2005


Sector designations may be different than the sector designations presented in other Fund materials.

OPTIMUM INTERNATIONAL FUND
                                                             PERCENTAGE
COUNTRY                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   65.89%
-------------------------------------------------------------------------
Australia                                                       6.54%
-------------------------------------------------------------------------
Bahamas                                                         0.40%
-------------------------------------------------------------------------
Belgium                                                         2.02%
-------------------------------------------------------------------------
Brazil                                                          0.59%
-------------------------------------------------------------------------
Canada                                                          1.25%
-------------------------------------------------------------------------
Finland                                                         0.98%
-------------------------------------------------------------------------
France                                                          5.51%
-------------------------------------------------------------------------
Germany                                                         4.71%
-------------------------------------------------------------------------
Hong Kong                                                       1.58%
-------------------------------------------------------------------------
Italy                                                           1.90%
-------------------------------------------------------------------------
Japan                                                          11.70%
-------------------------------------------------------------------------
Netherlands                                                     2.81%
-------------------------------------------------------------------------
New Zealand                                                     1.09%
-------------------------------------------------------------------------
Republic of Korea                                               0.83%
-------------------------------------------------------------------------
Singapore                                                       0.99%
-------------------------------------------------------------------------
South Africa                                                    0.95%
-------------------------------------------------------------------------
Spain                                                           4.84%
-------------------------------------------------------------------------
United Kingdom                                                 17.20%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.62%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               68.51%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                31.49%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

OPTIMUM LARGE CAP GROWTH FUND
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   94.62%
-------------------------------------------------------------------------
Basic Industry/Capital Goods                                    7.22%
-------------------------------------------------------------------------
Business Services                                               3.83%
-------------------------------------------------------------------------
Consumer Cyclical                                               0.18%
-------------------------------------------------------------------------
Consumer Durables                                               2.56%
-------------------------------------------------------------------------
Consumer Non-Durables                                          13.20%
-------------------------------------------------------------------------
Consumer Services                                               6.25%
-------------------------------------------------------------------------
Energy                                                          5.73%
-------------------------------------------------------------------------
Finance                                                        15.73%
-------------------------------------------------------------------------
Health Care                                                    18.32%
-------------------------------------------------------------------------
Technology                                                     17.42%
-------------------------------------------------------------------------
Transportation                                                  3.32%
-------------------------------------------------------------------------
Utilities                                                       0.86%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           5.76%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.38%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.38)%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION
  (CONTINUED)                                           As of September 30, 2005


Sector designations may be different than the sector designations presented in other Fund materials.

OPTIMUM LARGE CAP VALUE FUND
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   96.70%
-------------------------------------------------------------------------
Consumer Discretionary                                         11.04%

Consumer Staples                                                8.27%

Energy                                                          8.81%

Financials                                                     24.10%

Health Care                                                    10.16%

Industrials                                                     9.21%

Information Technology                                          5.42%

Materials                                                       6.12%

Real Estate                                                     1.44%

Telecommunication Services                                      8.11%

Utilities                                                       4.02%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           4.23%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.93%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.93%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

OPTIMUM SMALL CAP GROWTH FUND
                                                             PERCENTAGE
SECTOR                                                      OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   94.91%
-------------------------------------------------------------------------
Basic Industry/Capital Goods                                   15.14%

Business Services                                              11.12%

Consumer Durables                                               0.14%

Consumer Non-Durables                                           4.80%

Consumer Services                                               8.14%

Energy                                                          6.53%

Financials                                                      3.88%

Health Care                                                    21.05%

Technology                                                     21.48%

Transportation                                                  1.24%

Utilities                                                       1.39%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           5.18%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.09%
-------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.09%)
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION
  (CONTINUED)                                           As of September 30, 2005


Sector designations may be different than the sector designations presented in other Fund materials.

OPTIMUM SMALL CAP VALUE FUND
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
-------------------------------------------------------------------------
COMMON STOCK                                                   90.81%
-------------------------------------------------------------------------
Basic Industry                                                 17.92%

Business Services                                              11.50%

Capital Spending                                                8.03%

Conglomerates                                                   1.96%

Consumer Cyclical                                               8.84%

Consumer Services                                              11.85%

Consumer Staples                                                0.25%

Energy                                                          3.94%

Financial Services                                              3.02%

Health Care                                                     0.69%

Real Estate                                                     6.54%

Technology                                                     11.62%

Transportation                                                  3.92%

Utilities                                                       0.73%
-------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           9.07%
-------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.88%
-------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.12%
-------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-------------------------------------------------------------------------

STATEMENTS                                        OPTIMUM FIXED INCOME FUND
  OF NET ASSETS                                   September 30, 2005 (Unaudited)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

AGENCY ASSET-BACKED SECURITIES - 0.09%
  oFannie Mae Grantor Trust
     Series 2004-T4 A2 3.93% 2/25/20               USD     180,000  $   179,161
     Series 2004-T4 A3 4.42% 8/25/24                       215,000      213,393
  oSLMA Student Loan Trust
     Series 2004-1 A1 3.69% 1/26/15                         31,509       31,527
                                                                    -----------
TOTAL AGENCY ASSET-BACKED SECURITIES
   (cost $428,282)                                                      424,081
                                                                    -----------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 9.92%
   Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                       62,471       66,151
     Series 2001-14 Z 6.00% 5/25/31                        124,537      127,508
     Series 2002-56 MC 5.50% 9/25/17                        68,482       68,983
     Series 2002-90 A1 6.50% 6/25/42                        42,243       43,486
     Series 2002-90 A2 6.50% 11/25/42                      220,634      226,665
     Series 2002-93 A1 6.50% 3/25/32                        55,990       57,037
     Series 2003-34 DV 4.00% 2/25/22                       408,239      406,939
     Series 2003-106 WB 4.50% 10/25/15                     405,000      403,271
     Series 2003-122 AJ 4.50% 2/25/28                      237,645      234,648
     Series 2003-122 TU 4.00% 5/25/16                    1,250,000    1,238,066
     Series 2004-8 GD 4.50% 10/25/32                     1,350,000    1,290,646
     Series 2004-52 NE 4.50% 7/25/33                       385,000      369,767
     Series 2005-14 ME 5.00% 10/25/33                    1,395,000    1,351,228
     Series 2005-22 HE 5.00% 10/25/33                      740,000      722,021
     Series 2005-29 QD 5.00% 8/25/33                        60,000       58,448
     Series 2005-44 PE 5.00% 7/25/33                       390,000      377,924
   Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                        62,148       65,540
     Series 2001-T8 A2 9.50% 7/25/41                        33,601       36,826
     Series 2002-T4 A3 7.50% 12/25/41                      236,209      248,980
     Series 2004-T1 1A2 6.50% 1/25/44                       87,455       90,082
   Fannie Mae Whole Loan
     Series 2003-W15 2A3 4.71% 8/25/43                       4,675        4,667
     Series 2003-W18 1A3 4.732% 8/25/43                     33,447       33,388
     Series 2003-W18 1A5 4.61% 8/25/43                     325,000      322,648
     Series 2003-W19 1A3 4.783% 11/25/33                    46,711       46,518
     Series 2004-W1 1A3 4.49% 11/25/43                      91,506       91,276
     Series 2004-W11 1A2 6.50% 5/25/44                     351,155      362,038
     Series 2004-W15 1A1 6.00% 8/25/44                     583,349      593,303
     Series 2004-W3 A2 3.75% 5/25/34                       405,000      399,924
     Series 2004-W4 A2 5.00% 6/25/34                     1,090,000    1,091,689
     Series 2004-W9 2A1 6.50% 2/25/44                      111,894      115,338
   Freddie Mac
     Series 1730 Z 7.00% 5/15/24                           383,708      401,681
     Series 2113 QE 6.00% 11/15/27                          38,509       38,917
     Series 2141 N 5.55% 11/15/27                          382,716      385,271
     Series 2173 Z 6.50% 7/15/29                           416,787      430,117
     Series 2326 ZQ 6.50% 6/15/31                          553,222      578,901
     Series 2480 EH 6.00% 11/15/31                             872          877
     Series 2497 BM 5.00% 2/15/22                          595,047      597,579
     Series 2526 CA 5.00% 6/15/16                          159,359      159,780
     Series 2550 QX 4.75% 6/15/27                          260,000      259,902
     Series 2552 KB 4.25% 6/15/27                        1,154,590    1,151,453
     Series 2612 LJ 4.00% 7/15/22                          273,776      271,999
     Series 2627 KP 2.87% 12/15/16                         456,417      431,824
     Series 2658 PA 3.75% 11/15/07                           4,831        4,827

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
     Series 2662 DG 5.00% 10/15/22                 USD      25,000  $    24,441
     Series 2662 MA 4.50% 10/15/31                         424,701      414,034
     Series 2672 TN 4.00% 3/15/23                          190,000      188,537
     Series 2691 MB 4.00% 4/15/22                          744,000      733,990
     Series 2721 PTE 5.00% 1/15/23                         100,000       98,400
     Series 2727 PB 4.25% 4/15/23                          135,000      133,637
     Series 2727 PE 4.50% 7/15/32                        1,480,000    1,426,069
     Series 2728 TC 4.00% 2/15/23                          235,000      231,248
     Series 2737 XG 4.00% 11/15/22                         120,000      118,109
     Series 2737 YD 5.00% 8/15/32                          140,000      137,387
     Series 2750 NB 4.00% 12/15/22                         388,000      381,647
     Series 2755 LE 4.00% 9/15/30                          508,000      471,485
     Series 2778 JD 5.00% 12/15/32                         845,000      830,372
     Series 2780 TE 5.00% 1/15/33                          785,000      771,395
     Series 2783 PD 5.00% 1/15/33                        1,076,000    1,051,162
     Series 2802 NE 5.00% 2/15/33                          600,000      589,022
     Series 2827 TE 5.00% 4/15/33                        1,335,000    1,308,835
     Series 2836 EG 5.00% 12/15/32                         755,000      735,491
     Series 2836 QC 5.00% 9/15/22                          700,000      702,842
     Series 2840 OE 5.00% 2/15/33                        1,800,000    1,750,529
     Series 2840 OL 5.00% 11/15/22                         630,000      632,222
     Series 2844 PD 5.00% 12/15/32                         745,000      725,750
     Series 2844 PQ 5.00% 5/15/23                          700,000      704,700
     Series 2849 AJ 5.00% 5/15/18                          380,000      382,315
     Series 2852 YN 3.75% 6/15/24                        1,510,000    1,470,149
     Series 2864 PE 5.00% 6/15/33                        1,095,000    1,069,680
     Series 2869 BG 5.00% 7/15/33                          224,000      219,537
     Series 2872 GC 5.00% 11/15/29                         405,000      400,402
     Series 2881 TE 5.00% 7/15/33                        1,080,000    1,049,460
     Series 2889 OE 5.00% 1/15/30                          195,000      191,581
     Series 2889 OG 5.00% 5/15/33                           55,000       53,229
     Series 2890 PC 5.00% 7/15/30                          265,000      260,399
     Series 2890 PD 5.00% 3/15/33                        1,265,000    1,237,465
     Series 2893 PD 5.00% 2/15/33                           65,000       63,868
     Series 2902 LC 5.50% 12/15/17                         420,000      424,850
     Series 2911 BU 5.00% 9/15/23                          975,000      977,599
     Series 2915 KD 5.00% 9/15/33                          447,000      433,387
     Series 2915 KP 5.00% 11/15/29                         490,000      481,635
     Series 2921 NE 5.00% 9/15/33                        1,095,000    1,051,366
     Series 2936 PC 5.00% 9/15/30                          505,000      495,750
     Series 2937 JG 5.00% 8/15/33                        1,410,000    1,367,729
     Series 2938 ND 5.00% 10/15/33                       1,050,000    1,018,544
     Series 2939 PD 5.00% 7/15/33                          665,000      645,031
     Series 2941 XD 5.00% 5/15/33                          150,000      145,454
     Series 2981 NC 5.00% 4/15/31                          185,000      181,276
     Series 2987 KG 5.00% 12/15/34                       1,430,000    1,387,185
     Series 3022 MB 5.00% 12/15/28                         260,000      259,343
   Freddie Mac Structured Pass Through Securities
     Series T-54 2A 6.50% 2/25/43                           77,281       79,386
     Series T-56 A2A 2.842% 7/25/36                         26,239       26,151
     Series T-58 1A2 3.108% 5/25/35                         80,110       79,583
     Series T-58 2A 6.50% 9/25/43                           40,332       41,489
   GNMA
     Series 2003-116 ND 3.75% 6/20/26                      545,000      537,682
     Series 2004-11 QE 5.00% 12/16/32                      405,000      392,673
     Series 2004-30 PD 5.00% 2/20/33                       276,000      270,994
                                                                    -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (cost $46,686,685)                                    46,114,629
                                                                    -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

AGENCY MORTGAGE-BACKED SECURITIES - 9.55%
   Fannie Mae
     5.50% 1/1/13                                  USD     570,462  $   578,306
     5.73% 12/1/08                                          99,890      102,637
     6.50% 8/1/17                                          210,423      217,262
     6.765% 1/1/07                                         129,577      131,521
     7.13% 1/1/12                                          292,327      298,630
   Fannie Mae 30 yr TBA 6.00% 10/1/35                      340,000      345,738
  oFannie Mae ARM 5.073% 8/1/35                            443,555      442,446
   Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                          66,647       66,043
     5.00% 1/1/34                                          127,188      126,036
     5.00% 1/1/34                                           51,617       51,101
     5.00% 2/1/34                                           73,296       72,632
     5.00% 8/1/34                                          137,615      136,239
     5.00% 11/1/34                                         196,541      194,575
     5.00% 11/1/34                                         128,910      127,621
     5.00% 4/1/35                                          421,602      416,859
   Fannie Mae S.F. 15 yr
     4.50% 7/1/18                                          275,337      270,174
     4.50% 7/1/18                                          234,257      229,864
   Fannie Mae S.F. 15 yr TBA
     4.50% 10/1/20                                       2,465,000    2,414,159
     5.00% 10/1/20                                       1,625,000    1,620,938
     5.50% 10/1/35                                         440,000      446,463
   Fannie Mae S.F. 20 yr
     5.00% 9/1/23                                          681,423      673,331
     5.00% 4/1/25                                          977,663      965,136
     5.00% 7/1/25                                          285,773      282,111
     5.00% 8/1/25                                          987,035      974,388
     5.50% 7/1/24                                        1,391,550    1,400,247
     5.50% 10/1/24                                         447,591      450,389
     5.50% 12/1/24                                       1,412,987    1,421,818
     5.50% 8/1/25                                        1,583,425    1,593,321
   Fannie Mae S.F. 30 yr
     4.50% 8/1/33                                          649,555      620,731
     4.50% 10/1/33                                       1,408,870    1,346,351
     5.00% 12/1/29                                       1,054,943    1,033,185
     5.00% 2/1/34                                          396,585      389,273
     5.50% 3/1/29                                          261,879      262,289
     5.50% 4/1/29                                          132,708      132,916
     5.50% 12/1/33                                         307,259      307,451
     6.00% 9/1/34                                          626,290      637,055
     6.00% 8/1/35                                          444,727      452,371
     6.00% 8/1/35                                          304,456      309,688
     6.50% 11/1/33                                          73,581       75,765
     6.50% 11/1/33                                         103,857      106,940
     7.00% 6/1/35                                           94,614       99,049
     7.00% 7/1/35                                           95,685      100,170
     7.00% 7/1/35                                           37,564       39,324
     7.50% 3/1/32                                            4,612        4,882
     7.50% 4/1/32                                           22,893       24,231
     7.50% 6/1/32                                           26,679       28,238
     7.50% 6/1/34                                          111,556      118,075
   Fannie Mae S.F. 30 yr TBA
     5.00% 10/1/35                                       5,370,000    5,257,566
     5.50% 10/25/35                                      8,025,000    8,022,493
     7.50% 10/1/35                                         560,000      592,725

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
   Freddie Mac
     6.00% 8/1/35                                  USD     921,000  $   932,800
     7.00% 1/1/08                                          349,356      354,378
  oFreddie Mac ARM 3.733% 4/1/34                            95,580       96,685
   Freddie Mac Relocation 30 yr
     5.00% 9/1/33                                            7,993        7,923
   Freddie Mac S.F. 15 yr 4.00% 5/1/19                     795,498      764,672
   Freddie Mac S.F. 20 yr
     5.50% 8/1/24                                          302,157      304,234
     5.50% 9/1/24                                          517,562      521,120
   Freddie Mac S.F. 30 yr
     5.00% 4/1/35                                          992,298      973,692
     6.00% 10/1/33                                          64,020       65,160
     6.50% 9/1/33                                           13,964       14,365
     6.50% 10/1/33                                          19,242       19,795
     6.50% 11/1/33                                         168,490      173,334
     6.50% 1/1/35                                          764,240      786,928
     7.00% 11/1/33                                          19,543       20,428
   Freddie Mac S.F. 30 yr TBA
     5.00% 10/1/34                                       1,355,000    1,326,206
   GNMA
     6.00% 3/20/34                                         186,914      190,711
     6.00% 4/20/34                                         147,752      150,753
     7.00% 8/20/34                                         143,426      149,969
   GNMA S.F. 30 yr
     5.50% 10/15/33                                         92,646       93,601
     6.00% 7/15/34                                         684,672      701,575
     6.00% 8/20/34                                         711,982      727,335
                                                                    -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
   (cost $44,723,525)                                                44,386,417
                                                                    -----------
AGENCY OBLIGATIONS - 2.44%
   Fannie Mae
     3.00% 8/15/07                                         455,000      443,908
     3.25% 8/15/08                                         180,000      174,393
    ^5.721% 10/9/19                                        240,000      115,272
     6.375% 8/15/07                                AUD   1,030,000      793,559
     6.625% 11/15/30                               USD     315,000      390,157
  oFarm Credit Bank 7.561% 11/29/49                        978,000    1,051,016
  ^Financing Corporation FICO Strip CPN-1
     4.413% 11/11/13                                     1,060,000      725,936
     4.898% 11/11/17                                       795,000      440,406
  ^Financing Corporation FICO Strip
     PRN-D 4.57% 9/26/19                                 2,575,000    1,307,917
     PRN-13 4.883% 12/27/18                                690,000      365,060
     PRN-15 5.240% 3/7/19                                  390,000      204,067
     PRN-16 4.741% 4/5/19                                  630,000      328,273
   Freddie Mac
     4.00% 8/17/07                                       1,520,000    1,511,488
     4.875% 3/15/07                                        300,000      302,242
  ^Residual Funding Strip Principal Only
     5.047% 10/15/19                                     3,290,000    1,687,024
  ^Resolution Funding Strip Interest Only
     5.209% 1/15/25                                      2,268,000      890,297
     5.24% 10/15/25                                      1,650,000      627,061
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
   (cost $11,247,086)                                                11,358,076
                                                                    -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

COLLATERALIZED DEBT OBLIGATIONS - 0.06%
=@#Magnetite CDO Asset Investor
     Series 2003 C1 144A
     8.786% 1/31/08                                USD     250,000  $   255,250
=@#RHYNO CBO Delaware
     Series 1997-1 A2 144A
     6.33% 9/15/09                                          42,231       42,494
                                                                ----------------
TOTAL COLLATERALIZED DEBT OBLIGATIONS
   (cost $302,783)                                                      297,744
                                                                ----------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.37%
   Bank of America Commercial
   Mortgage Securities
     Series 2004-5 A3 4.561% 11/10/41                      125,000      122,675
     Series 2005-1 A3 4.877% 11/10/42                      375,000      374,756
    oSeries 2005-1 AJ 5.00% 11/10/42                     1,160,000    1,171,714
     Series 2005-5 A4 5.115% 9/10/15                       655,000      658,313
  #Bear Stearns Commercial Mortgage
     Securities Series 2004-ESA E 144A
     5.064% 5/14/16                                        420,000      423,365
  #Commercial Mortgage Pass Through
     Certificates Series 2001-J1A A2 144A
     6.457% 2/14/34                                        289,511      306,358
  #Crown Castle Towers Series 2005-1A C 144A
     5.074% 6/15/35                                        175,000      172,097
   Deutsche Mortgage & Asset Receiving
     Series 1998-C1 D 7.231% 6/15/31                     1,807,000    1,911,495
  #DLJ Mortgage Acceptance
     Series 1997-CF2 A1B 144A
     6.82% 10/15/30                                        172,724      177,883
  #First Union National Bank Commercial
     Mortgage Series 2001-C2 L 144A
     6.46% 1/12/43                                         200,000      200,930
   First Union-Lehman Brothers-Bank of America
     Series 1998-C2 A2 6.56% 11/18/35                       66,123       68,602
   GE Capital Commercial Mortgage Trust
     Series 2002-1A A3 6.269% 12/10/35                     325,000      347,759
     Series 2005-C2 A2 4.706% 5/10/43                      380,000      377,682
     Series 2005-C3 A3FX 4.863% 7/10/45                    135,000      134,946
   GMAC Commercial Mortgage Securities
     Series 1997-C1 A3 6.869% 7/15/29                      308,350      317,679
     Series 1998-C2 A2 6.42% 5/15/35                       380,949      396,324
  oGreenwich Capital Commercial Funding
     Series 2005 GG3 AJ 4.859% 8/10/42                     330,000      324,256
     Series 2005 GG3 B 4.894% 8/10/42                      555,000      542,658
  #Hilton Hotel Pool Trust Series 2000
     HLTA A1 144A 7.055% 10/3/15                            59,771       63,359
   J.P. Morgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                      720,000      738,066
     Series 2002-C2 A2 5.05% 12/12/34                      665,000      668,909
     Series 2003-C1 A2 4.985% 1/12/37                       90,000       90,242
   LB-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31                      245,000      265,936
     Series 2005-C3 AJ 4.843% 7/15/40                    1,345,000    1,315,842
     Series 2005-C5 A2 4.885% 9/15/40                      560,000      560,779
   Merrill Lynch Mortgage Trust
    oSeries 2004-BPC1 A3 4.467% 10/12/41                    85,000       82,898
     Series 2005-CIP1 A2 4.96% 7/12/38                     620,000      621,895
    oSeries 2005-CIP1 B 5.101% 7/12/38                     155,000      155,247
    #Series 2005-GGP1 E 144A 4.33% 11/15/10                110,000      109,081
    #Series 2005-GGP1 F 144A 4.35% 11/15/10                105,000      104,062

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
   Morgan Stanley Capital I
     Series 2005-HQ6 A2A
     4.882% 8/13/42                                USD     210,000  $   209,485
  #NYC Mortgage Loan Trust
     Series 1996 A3 144A 6.75% 9/25/19                     270,000      283,983
 o#STRIPs III Series 2003-1A 144A
     3.308% 3/24/18                                         61,558       59,342
  #Tower Series 2004-2A A 144A
     4.232% 12/15/14                                       195,000      189,776
  oWachovia Bank Commercial Mortgage
     Trust Series 2005-C20 5.179% 7/15/42                2,095,000    2,104,078
                                                                    -----------
TOTAL COMMERCIAL MORTGAGE-BACKED
   SECURITIES (cost $15,867,963)                                     15,652,472
                                                                    -----------

CONVERTIBLE BOND - 0.03%
 ++Mirant 2.50% 6/15/21                                    115,000      119,313
                                                                    -----------
TOTAL CONVERTIBLE BOND (cost $93,336)                                   119,313
                                                                    -----------
CORPORATE BONDS - 25.93%
Banking - 2.20%
 o#Banco Santander 144A 4.148% 12/9/09                     150,000      149,508
  oBarclays Bank 6.278% 12/29/49                           220,000      216,755
 o#Chinatrust Communications Bank 144A
     5.625% 3/29/49                                        685,000      676,441
 o#Chuo Mitsui Trust & Bank 144A
     5.506% 12/31/49                                       835,000      805,180
   Citigroup 5.875% 2/22/33                                340,000      350,329
   Credit Suisse First Boston USA
     6.125% 11/15/11                                       140,000      148,926
 o#DBS Capital Funding 144A 7.657% 3/31/49                 260,000      291,306
   Downey Financial 6.50% 7/1/14                           290,000      297,141
 o#HBOS 144A 5.92% 9/29/49                                 600,000      602,585
   HSBC Bank USA 5.875% 11/1/34                            250,000      257,428
   J.P. Morgan Chase
     5.85% 8/1/35                                          220,000      216,201
     5.875% 3/15/35                                      1,069,000    1,050,010
   Mizuho Financial Group 8.375% 12/29/49                1,395,000    1,511,021
  #Mizuho Financial Group 144A 5.79% 4/15/14               175,000      182,587
 o#Mizuho Preferred Capital 144A
     8.79% 12/29/49                                        245,000      266,844
 o#National Capital Trust II 144A
     5.486% 12/29/49                                       665,000      669,017
   Popular North America 4.25% 4/1/08                      320,000      316,028
   Popular North America Capital Trust I
     6.564% 9/15/34                                        385,000      405,117
 o#Rabobank Capital Funding II 144A
     5.26% 12/29/49                                        200,000      200,891
  oRBS Capital Trust I 4.709% 12/29/49                     175,000      169,105
   Regions Financial 6.375% 5/15/12                         60,000       64,857
 o#Resona Bank 144A 5.85% 9/29/49                          510,000      504,340
 o#Resona Preferred Global Securities 144A
     7.191% 12/29/49                                       345,000      357,787
   Royal Bank of Scotland 9.118% 3/31/49                   124,000      144,298
 o#Svenska Hanelbanken 144A
     7.125% 3/29/49                                        355,000      366,425
                                                                    -----------
                                                                     10,220,127
                                                                    -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Basic Industry - 1.88%
   Abitibi-Consolidated
     6.95% 4/1/08                                  USD      55,000    $  55,688
     7.875% 8/1/09                                         650,000      648,374
     8.55% 8/1/10                                          110,000      112,475
   AK Steel 7.75% 6/15/12                                   90,000       83,475
   Alcan 5.75% 6/1/35                                      297,000      293,021
   Barrick Gold Finance 7.50% 5/1/07                       115,000      119,945
   Bowater
     9.00% 8/1/09                                          275,000      291,500
     9.50% 10/15/12                                        345,000      372,600
   Celulosa Arauco
     5.125% 7/9/13                                         325,000      314,805
     7.75% 9/13/11                                         360,000      399,818
  #Celulosa Arauco 144A 5.625% 4/20/15                     365,000      362,784
  #Codelco 144A 5.625% 9/21/35                             290,000      288,163
   Donohue Forrest Products 7.625% 5/15/07                 245,000      254,800
   Fort James 7.75% 11/15/23                               410,000      454,075
   Georgia-Pacific 8.875% 5/15/31                          205,000      243,473
  #Huntsman International 144A
     7.375% 1/1/15                                         190,000      182,875
   Lubrizol 4.625% 10/1/09                                  70,000       68,875
   Newmont Mining 5.875% 4/1/35                            380,000      373,722
   Newpage 10.00% 5/1/12                                   175,000      165,375
   Norske Skog 8.625% 6/15/11                              400,000      404,000
  #Novelis 144A 7.25% 2/15/15                              185,000      175,750
  #Panolam Industrial 144A 10.75% 10/1/13                  110,000      109,175
  #Port Townsend Paper 144A
     12.00% 4/15/11                                        220,000      165,000
   Potlatch 12.50% 12/1/09                                 175,000      212,735
   Rhodia
     8.875% 6/1/11                                         280,000      266,000
     10.25% 6/1/10                                         120,000      127,500
  #Sappi Papier Holding 144A 6.75% 6/15/12                 427,000      434,911
   Smurfit Capital Funding 7.50% 11/20/25                  325,000      297,375
 ++Solutia 6.72% 10/15/37                                  330,000      282,975
   Stone Container 9.75% 2/1/11                            335,000      341,700
   Tembec Industries 8.625% 6/30/09                        440,000      301,400
   Temple-Inland 5.003% 5/17/07                            250,000      250,065
   Weyerhaeuser
     7.125% 7/15/23                                         30,000       33,184
     7.375% 3/15/32                                        119,000      135,033
   Witco 6.875% 2/1/26                                     125,000      128,750
                                                                    -----------
                                                                      8,751,396
                                                                    -----------
Brokerage - 0.64%
   Amvescap 4.50% 12/15/09                                 350,000      344,571
   E Trade Financial 8.00% 6/15/11                         365,000      378,688
   FINOVA Group 7.50% 11/15/09                             391,500      154,643
   Franklin Resources 3.70% 4/15/08                         45,000       43,980
   Goldman Sachs
     4.75% 7/15/13                                         185,000      181,064
     6.345% 2/15/34                                        335,000      350,217
   LaBranche & Company
     9.50% 5/15/09                                         150,000      159,750
     11.00% 5/15/12                                        150,000      166,500
   Merrill Lynch
    o3.33% 3/12/07                                         215,000      214,665
     4.79% 8/4/10                                          789,000      787,112
   Morgan Stanley 4.75% 4/1/14                             185,000      178,788
                                                                    -----------
                                                                      2,959,978
                                                                    -----------

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Capital Goods - 0.74%
 ++Anchor Glass 11.00% 2/15/13                     USD     100,000    $  64,500
   Armor Holdings 8.25% 8/15/13                            300,000      324,750
  #BAE Systems Series 2001 AT 144A
     7.156% 12/15/11                                       407,277      429,456
   General Electric 5.00% 2/1/13                           345,000      348,397
   Graham Packaging 9.875% 10/15/14                        250,000      241,250
   Interface 10.375% 2/1/10                                235,000      254,975
   Interline Brands 11.50% 5/15/11                         283,000      318,375
   Intertape Polymer 8.50% 8/1/14                          175,000      173,208
  %Mueller Holdings 14.75% 4/15/14                         305,000      224,175
   Trimas 9.875% 6/15/12                                   290,000      239,250
   Tyco International Group
     6.875% 1/15/29                                        386,000      444,291
     7.00% 6/15/28                                         309,000      358,232
                                                                    -----------
                                                                      3,420,859
                                                                    -----------
Consumer Cyclical - 2.88%
   Accuride 8.50% 2/1/15                                   175,000      172,375
   Advanced Accessory Systems
     10.75% 6/15/11                                         80,000       69,000
   Auburn Hills Trust 12.375% 5/1/20                        87,000      131,558
  #Carrols 144A 9.00% 1/15/13                              175,000      178,500
   Centex
    o3.95% 8/1/07                                          230,000      230,286
     5.25% 6/15/15                                         149,000      143,026
     5.45% 8/15/12                                         740,000      732,456
   CVS 3.875% 11/1/07                                      240,000      236,344
   DaimlerChrysler NA Holdings
  o4.314% 9/10/07                                          330,000      330,960
     4.75% 1/15/08                                         416,000      414,029
   Dana 5.85% 1/15/15                                      245,000      193,399
   Darden Restaurants 6.00% 8/15/35                        570,000      540,106
   Ford Motor 7.45% 7/16/31                              1,120,000      879,200
   Ford Motor Credit
     5.625% 10/1/08                                         55,000       52,008
     5.70% 1/15/10                                         165,000      150,026
     6.50% 1/25/07                                         212,000      212,312
     6.625% 6/16/08                                        290,000      283,611
     6.875% 2/1/06                                       2,467,000    2,477,291
     7.00% 10/1/13                                         195,000      181,103
   General Motors Acceptance Corporation
    o4.559% 7/16/07                                        390,000      379,437
     6.125% 8/28/07                                        350,000      344,691
     6.15% 4/5/07                                           85,000       84,382
     6.50% 12/5/05                                         145,000      145,251
     6.75% 12/1/14                                         305,000      265,735
  #Harrahs Operating 144A
     5.625% 6/1/15                                       1,118,000    1,107,246
     5.75% 10/1/17                                         134,000      131,442
   Johnson Controls 5.00% 11/15/06                          80,000       80,249
   Jones Apparel 4.25% 11/15/09                            160,000      151,735
   Landry's Restaurant 7.50% 12/15/14                      125,000      119,375
   Limited Brands 6.95% 3/1/33                             140,000      136,724
   Lowe's 7.50% 12/15/05                                    50,000       50,302
  #Metaldyne 144A 11.00% 11/1/13                           250,000      218,750
  #Neiman Marcus 144A 10.375% 10/15/15                     445,000      445,000
   O'Charleys 9.00% 11/1/13                                180,000      191,700
   Penney (JC) 7.375% 8/15/08                              190,000      201,875

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Consumer Cyclical (continued)
   Target 5.95% 5/15/06                            USD      75,000  $    75,636
   True Temper Sports 8.375% 9/15/11                       155,000      144,925
  #Uno Restaurant 144A 10.00% 2/15/11                      175,000      162,750
   Visteon
     7.00% 3/10/14                                         360,000      314,100
     8.25% 8/1/10                                          690,000      658,950
   Warnaco 8.875% 6/15/13                                  195,000      211,575
   Warner Music Group 7.375% 4/15/14                       125,000      125,938
   Wendy's International 6.35% 12/15/05                     25,000       25,085
                                                                    -----------
                                                                     13,380,443
                                                                    -----------
Consumer Non-Cyclical - 2.09%
   Albertson's 8.00% 5/1/31                                815,000      744,040
   #AmerisourceBerge 144A 5.875% 9/15/15                   110,000      109,175
   Amgen 4.00% 11/18/09                                     80,000       78,287
  #Autopista Del Maipo 144A
     7.373% 6/15/22                                        350,000      419,079
   Biovail 7.875% 4/1/10                                   595,000      620,288
  #Commonwealth Brands 144A
     9.75% 4/15/08                                          75,000       79,125
     10.625% 9/1/08                                        250,000      263,750
   Constellation 8.125% 1/15/12                            240,000      254,700
   Cott Beverages 8.00% 12/15/11                           235,000      242,050
  #Donnelley & Sons 144A 4.95% 5/15/10                     940,000      936,321
   HCA 5.50% 12/1/09                                       210,000      206,738
  #Health Care Services 144A 7.75% 6/15/11                 609,000      698,400
   HealthSouth 10.75% 10/1/08                              365,000      358,613
  #Highmark 144A 6.80% 8/15/13                             196,000      213,700
   Kraft Foods
     4.125% 11/12/09                                       495,000      483,120
     6.50% 11/1/31                                         105,000      116,864
  #Le-Natures 144A 10.00% 6/15/13                          215,000      233,275
   Medco Health Solutions 7.25% 8/15/13                    305,000      336,646
   MedPartners 7.375% 10/1/06                              640,000      655,200
  #Medtronic 144A 4.375% 9/15/10                           225,000      222,436
  #Miller Brewing 144A 4.25% 8/15/08                       280,000      276,208
   National Beef Packing 10.50% 8/1/11                     275,000      286,688
   Pilgrim's Pride 9.625% 9/15/11                          215,000      232,200
   Pinnacle Foods 8.25% 12/1/13                            150,000      142,500
   Safeway 6.15% 3/1/06                                    155,000      155,619
   Universal 6.50% 2/15/06                                 210,000      211,555
   UST 6.625% 7/15/12                                      265,000      285,739
  %Vanguard Health 11.25% 10/1/15                          175,000      127,750
  #Warner Chilcott 144A 8.75% 2/1/15                       265,000      255,725
   WellPoint
     3.75% 12/14/07                                        270,000      264,643
     4.25% 12/15/09                                        140,000      137,071
  #Williams Scotsman 144A 8.50% 10/1/15                     60,000       61,050
                                                                    -----------
                                                                      9,708,555
                                                                    -----------
Electric - 2.89%
   America Electric Power 4.709% 8/16/07                   965,000      964,109
   Arizona Public Service 5.50% 9/1/35                     250,000      244,814
   Avista
     7.75% 1/1/07                                           85,000       87,858
     9.75% 6/1/08                                           45,000       49,958
   Calpine
     7.625% 4/15/06                                         60,000       53,100
     10.50% 5/15/06                                        130,000      117,000
 o#Calpine 144A 9.349% 7/15/07                             147,000      113,190

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Electric (continued)
   CC Fund Trust I 6.90% 2/16/07                   USD     660,000  $   678,528
   CMS Energy 9.875% 10/15/07                              130,000      142,025
   Consumer Energy 5.00% 2/15/12                           320,000      318,792
   Detroit Edison 5.05% 10/1/05                             60,000       60,000
   Dominion Resources
    o4.30% 9/28/07                                         895,000      895,260
     7.195% 9/15/14                                         95,000      106,946
   Duke Capital 5.668% 8/15/14                             190,000      193,285
  #Dynegy Holdings 144A 10.125% 7/15/13                    335,000      375,200
   Elwood Energy 8.159% 7/5/26                             169,071      188,514
   Entergy Louisiana 6.30% 9/1/35                          240,000      227,496
   Exelon 5.625% 6/15/35                                   575,000      530,753
  #FPL Energy National 144A 5.608% 3/10/24                 469,166      467,610
   FPL Group Capital 4.086% 2/16/07                        515,000      511,782
   Hydro Quebec 9.40% 2/1/21                                35,000       51,372
   Midwest Generation
     8.30% 7/2/09                                          190,000      199,975
     8.75% 5/1/34                                          270,000      302,063
 ++Mirant Americas Generation 7.625% 5/1/06                130,000      158,275
   Nisource Finance 3.20% 11/1/06                           55,000       54,132
   Orion Power Holdings 12.00% 5/1/10                       60,000       72,600
   Pacific Gas & Electric 6.05% 3/1/34                     317,000      330,943
   Pacificorp 6.375% 5/15/08                               290,000      302,402
  #Pedernales Electric 144A 6.202% 11/15/32                620,000      691,038
   Pepco Holdings 5.50% 8/15/07                            390,000      395,057
  #Power Contract Financing 144A
     5.20% 2/1/06                                           29,812       29,883
   Progress Energy
     6.75% 3/1/06                                          635,000      640,721
     7.00% 10/30/31                                        505,000      562,925
   PSEG Energy Holdings 7.75% 4/16/07                      135,000      138,713
   Puget Energy 7.69% 2/1/11                               250,000      282,849
   Reliant Energy 9.50% 7/15/13                             75,000       83,250
  oSCANA 4.02% 3/1/08                                      185,000      185,131
   Southern California Edison
    o3.925% 12/13/07                                       190,000      190,042
     6.00% 1/15/34                                         155,000      165,944
   Southern Capital Funding 5.30% 2/1/07                   200,000      201,672
  #Texas Genco 144A 6.875% 12/15/14                        175,000      178,938
  #TXU Australia 144A 6.15% 11/15/13                       560,000      602,359
   TXU Electric Delivery 7.00% 5/1/32                       35,000       40,266
   TXU Energy 7.00% 3/15/13                                680,000      739,303
   Westar Energy 5.95% 1/1/35                              435,000      435,313
   Xcel Energy 7.00% 12/1/10                                80,000       87,417
                                                                    -----------
                                                                     13,448,803
                                                                    -----------
Emerging Markets - 0.24%
  #Kazkommerts International 144A
     7.00% 11/3/09                                         205,000      212,944
  #Southern Peru 144A 7.50% 7/27/35                        920,000      924,336
                                                                    -----------
                                                                      1,137,280
                                                                    -----------
Energy - 0.44%
   Bluewater Finance 10.25% 2/15/12                        120,000      130,800
  #Canadian Oil Sands 144A 4.80% 8/10/09                    75,000       74,401
   Halliburton 8.75% 2/15/21                               260,000      342,139
  #Hilcorp Energy 144A 10.50% 9/1/10                       195,000      215,475
   Nexen 5.875% 3/10/35                                    200,000      196,717

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Energy (continued)
   Petroleum Geo-Services
     8.00% 11/5/06                                 USD      28,986  $    29,377
     10.00% 11/5/10                                        197,000      221,625
  oSecunda International 11.599% 9/1/12                    170,000      180,200
   SESI 8.875% 5/15/11                                     150,000      159,000
   Siberian Oil 10.75% 1/15/09                             255,000      295,469
   USX 9.125% 1/15/13                                       15,000       18,507
   Valero Energy 6.125% 4/15/07                             40,000       40,835
   Weatherford International 4.95% 10/15/13                 20,000       19,863
   Whiting Petroleum 7.25% 5/1/13                          130,000      132,925
                                                                    -----------
                                                                      2,057,333
                                                                    -----------
Financial-Other - 0.29%
   Berkshire Hathaway
     4.125% 1/15/10                                        447,000      438,152
    o4.165% 1/11/08                                        195,000      195,267
  #Mantis Reef 144A 4.692% 11/14/08                        740,000      729,946
                                                                    -----------
                                                                      1,363,365
                                                                    -----------
Finance Companies - 1.29%
   American General Finance
     4.00% 3/15/11                                         864,000      821,426
     4.875% 5/15/10                                      1,040,000    1,038,854
     4.875% 7/15/12                                        655,000      646,733
  #FTI Consulting 144A 7.625% 6/15/13                      200,000      205,000
   HSBC Finance
     4.625% 9/15/10                                        820,000      810,373
     5.00% 6/30/15                                         248,000      244,370
   International Lease Finance 4.625% 6/2/08                40,000       39,780
  #Residential Capital 144A
     6.375% 6/30/10                                        695,000      704,802
     6.875% 6/30/15                                      1,215,000    1,273,648
  #Westfield Capital 144A 4.375% 11/15/10                  209,000      204,184
                                                                    -----------
                                                                      5,989,170
                                                                    -----------
Industrial Machinery - 0.03%
  #Nell AF Sarl 144A 8.375% 8/15/15                        150,000      147,375
                                                                    -----------
                                                                        147,375
                                                                    -----------
Insurance - 2.93%
   21ST Century Insurance 5.90% 12/15/13                   275,000      281,326
  #American International Group 144A
     5.05% 10/1/15                                         900,000      896,151
  #ASIF Global Financing 144A 3.85% 11/26/07                42,000       41,266
   Chubb 4.934% 11/16/07                                   423,000      424,803
  #Farmers Exchange Capital 144A
     7.05% 7/15/28                                         555,000      574,673
  #Farmers Insurance Exchange 144A
     6.00% 8/1/14                                          140,000      142,058
     8.625% 5/1/24                                         615,000      736,433
  #Liberty Mutual 144A 5.75% 3/15/14                        90,000       88,086
   Marsh & McLennan
    o4.27% 7/13/07                                         400,000      398,370
     5.15% 9/15/10                                         810,000      805,620
     5.375% 3/15/07                                        210,000      210,532
     5.375% 7/15/14                                         85,000       82,336
     5.75% 9/15/15                                         790,000      783,198
   MetLife
     5.00% 6/15/15                                         505,000      499,433
     5.70% 6/15/35                                         520,000      518,762

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Insurance (continued)
   Nationwide Finance 5.10% 10/1/15                USD     245,000  $   241,323
  #Nationwide Mutual Insurance 144A
     7.875% 4/1/33                                         355,000      433,272
  #Nippon Life Insurance 144A
     4.875% 8/9/10                                         945,000      937,149
  #NLV Financial 144A 6.50% 3/15/35                        720,000      697,030
 o#North Front Pass-Through Trust 144A
     5.81% 12/15/24                                        750,000      755,608
 o#Oil Insurance 144A 5.15% 8/15/33                        390,000      387,889
  #Pennsylvania Mutual Life Insurance 144A
     6.65% 6/15/34                                       1,089,000    1,218,492
   St. Paul Travelers 5.01% 8/16/07                        465,000      465,731
 o#Twin Reefs Pass-Through Trust 144A
     4.728% 12/31/49                                       400,000      399,176
   Willis Group
     5.125% 7/15/10                                        875,000      875,272
     5.625% 7/15/15                                        725,000      721,677
                                                                    -----------
                                                                     13,615,666
                                                                    -----------
Media - 1.68%
++++Adelphia Communications
     8.125% 7/15/03                                        155,000      116,250
  #CCH I Notes 144A 11.00% 10/1/15                         450,281      441,276
   Cenveo 9.625% 3/15/12                                   100,000      107,750
  #Charter Communications 144A
     5.875% 11/16/09                                        65,000       53,950
   Charter Communication Holdings
    %11.75% 5/15/11                                        250,000      180,000
    #144A 8.375% 4/30/14                                   225,000      227,250
  %Charter Communications Operating
     13.50% 1/15/11                                        140,000      116,900
   Comcast Cablevision 9.00% 9/1/08                        339,000      376,346
   Cox Communications 4.625% 1/15/10                       175,000      171,270
   CSC Holdings
     8.125% 7/15/09                                         95,000       96,188
     10.50% 5/15/16                                        175,000      189,219
  %Insight Communications 12.25% 2/15/11                    75,000       76,875
   Insight Midwest 10.50% 11/1/10                          400,000      422,000
   Liberty Media
    o5.37% 9/17/06                                         137,000      138,174
     5.70% 5/15/13                                         495,000      452,933
   Lodgenet Entertainment 9.50% 6/15/13                    275,000      302,500
   Mediacom Capital 9.50% 1/15/13                          350,000      349,125
   Nextmedia Operating 10.75% 7/1/11                       190,000      204,488
   Rogers Cablesystems 11.00% 12/1/15                      120,000      127,650
   Sheridan Acquisition Group 10.25% 8/15/11                85,000       88,825
  #Sirius Satellite 144A 9.625% 8/1/13                     185,000      178,525
   TCI Communications
     8.75% 8/1/15                                          215,000      267,424
     9.875% 6/15/22                                        290,000      401,892
     10.125% 4/15/22                                       329,000      459,416
   THOMSON 5.75% 2/1/08                                     85,000       86,778
   Time Warner
     7.625% 4/15/31                                        940,000    1,104,601
     8.18% 8/15/07                                         425,000      450,557
   Time Warner Entertainment
     8.375% 3/15/23                                        170,000      206,719

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Media (continued)
   Vertis 10.875% 6/15/09                          USD     120,000  $   118,500
   XM Satellite Radio
     12.00% 6/15/10                                        143,000      163,735
     14.00% 3/15/10                                        100,000      108,000
                                                                    -----------
                                                                      7,785,116
                                                                    -----------
Natural Gas - 0.66%
  oAtmos Energy 3.974% 10/15/07                            130,000      130,136
   El Paso Natural Gas 7.625% 8/1/10                        55,000       57,463
   El Paso Production Holding 7.75% 6/1/13                 150,000      157,500
   Enterprise Products
     4.95% 6/1/10                                          310,000      304,990
     5.00% 3/1/15                                          327,000      310,837
   Enterprise Products Operating
     4.00% 10/15/07                                        125,000      122,559
     4.625% 10/15/09                                       355,000      347,222
     7.50% 2/1/11                                          317,000      347,120
  #Inergy Finance 144A 6.875% 12/15/14                      90,000       86,400
   Sempra Energy
    o4.29% 5/21/08                                         240,000      240,775
     4.621% 5/17/07                                        510,000      509,130
   Tennessee Gas Pipeline 8.375% 6/15/32                    65,000       74,580
   Valero Logistics Operations 6.05% 3/15/13               350,000      364,265
                                                                    -----------
                                                                      3,052,977
                                                                    -----------
Real Estate - 0.23%
  #America Real Estate 144A 7.125% 2/15/13                 130,000      130,650
   BF Saul Reit 7.50% 3/1/14                               250,000      257,500
   Developers Diversified Realty
     4.625% 8/1/10                                          95,000       92,834
     5.25% 4/15/11                                         100,000      100,391
   ERP Operating 6.95% 3/2/11                              256,000      278,648
   Tanger Properties 9.125% 2/15/08                        200,000      218,000
                                                                    -----------
                                                                      1,078,023
                                                                    -----------
Services Cyclical - 0.75%
   Adesa 7.625% 6/15/12                                    225,000      226,125
  #CCM Merger 144A 8.00% 8/1/13                             70,000       70,963
   Corrections Corporation of America
     7.50% 5/1/11                                          278,000      288,078
   Foster Wheeler Series A 10.359% 9/15/11                 150,000      168,750
   Gaylord Entertainment 6.75% 11/15/14                    120,000      116,700
 %#H-Lines Finance Holding 144A 11.00% 4/1/13              155,000      129,425
   Kansas City Southern Railway 9.50% 10/1/08              255,000      280,819
  #Knowledge Learning 144A 7.75% 2/1/15                    145,000      142,825
   Mandalay Resort Group 10.25% 8/1/07                     220,000      237,600
   MGM Mirage 9.75% 6/1/07                                  45,000       48,150
   OMI 7.625% 12/1/13                                      300,000      312,000
   Penn National Gaming 8.875% 3/15/10                     420,000      445,199
   Royal Caribbean Cruises 7.25% 3/15/18                   250,000      266,250
   Seabulk International 9.50% 8/15/13                      90,000      101,700
   Stena 9.625% 12/1/12                                    200,000      218,000
   P. Town Sports International 11.00% 2/1/14              145,000       98,600
   Wheeling Island Gaming 10.125% 12/15/09                 300,000      316,500
                                                                    -----------
                                                                      3,467,684
                                                                    -----------

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

CORPORATE BONDS (continued)
Services Non-cyclical - 0.33%
   Aleris International 9.00% 11/15/14             USD     130,000  $   137,800
   Allied Waste North America 9.25% 9/1/12                 260,000      282,750
   Casella Waste Systems 9.75% 2/1/13                      300,000      325,500
   Geo Subordinate 11.00% 5/15/12                          190,000      191,900
   NDCHealth 10.50% 12/1/12                                240,000      276,000
   US Oncology 10.75% 8/15/14                              300,000      337,500
                                                                    -----------
                                                                      1,551,450
                                                                    -----------
Technology - 0.29%
   Dell 6.55% 4/15/08                                      150,000      156,429
  #Ikon Office 144A 7.75% 9/15/15                          115,000      113,563
   Magnachip Semiconductor 8.00% 12/15/14                  195,000      180,375
   Motorola 4.608% 11/16/07                                470,000      469,691
   Sanmina-SCI 10.375% 1/15/10                             250,000      276,875
  #Sunguard Data 144A
     9.125% 8/15/13                                         45,000       46,856
     10.25% 8/15/15                                        115,000      117,013
                                                                    -----------
                                                                      1,360,802
                                                                    -----------
Telecommunications - 3.11%
   Alaska Communications Systems
     9.875% 8/15/11                                        138,000      151,455
   ALLTEL 4.656% 5/17/07                                   240,000      239,870
   America Movil 5.75% 1/15/15                             370,000      373,132
   American Cellular 10.00% 8/1/11                         135,000      147,825
   American Tower 7.125% 10/15/12                          130,000      137,150
   BellSouth
     4.20% 9/15/09                                         130,000      127,594
     6.00% 11/15/34                                         40,000       40,305
   British Telecommunications
     8.875% 12/15/30                                       972,000    1,322,396
   Centennial Cellular Operating
     10.125% 6/15/13                                       125,000      141,250
   Cincinnati Bell 8.375% 1/15/14                          165,000      163,350
  #Digicel Limited 144A 9.25% 9/1/12                       100,000      104,000
   GTE 7.90% 2/1/27                                        670,000      715,022
   GTE California 7.65% 3/15/07                            735,000      762,721
  #Hanarotelecom 144A 7.00% 2/1/12                         320,000      316,304
  %Inmarsat Finance 10.375% 11/15/12                       360,000      297,000
   InterActiveCorp 6.75% 11/15/05                          510,000      511,091
   iPCS 11.50% 5/1/12                                       45,000       52,200
   Iwo Escrow Company
    o7.349% 1/15/12                                         30,000       31,350
    %10.75% 1/15/15                                         25,000       17,688
   MCI
     6.908% 5/1/07                                         226,000      228,260
     7.688% 5/1/09                                         250,000      260,000
   Qwest 7.875% 9/1/11                                      70,000       73,325
 o#Qwest 144A 7.12% 6/15/13                                100,000      104,500
   Qwest Service 13.50% 12/15/10                           250,000      287,500
   Rural Cellular
     9.625% 5/15/08                                        150,000      151,500
     9.875% 2/1/10                                         125,000      131,875
   SBC Communications
     4.125% 9/15/09                                         70,000       68,297
     5.875% 2/1/12                                         463,000      484,870
     6.15% 9/15/34                                         285,000      292,652

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
CORPORATE BONDS (continued)
Telecommunications (continued)
  Sprint Capital
    4.78% 8/17/06                                 USD     210,000     $ 210,369
    6.375% 5/1/09                                          10,000        10,508
    8.75% 3/15/32                                         545,000       733,039
 #Telcordia Technologies 144A
    10.00% 3/15/13                                        375,000       356,250
  Telecom Italia Capital
    5.25% 11/15/13                                        720,000       716,063
    5.25% 10/1/15                                         515,000       507,026
 #Telecom Italia Capital 144A
    4.00% 1/15/10                                         200,000       192,229
  Telefonos de Mexico
    4.50% 11/19/08                                        395,000       390,883
    4.75% 1/27/10                                         680,000       675,279
  Time Warner Telecommunications
    9.75% 7/15/08                                         185,000       188,238
  Triton Communications 9.375% 2/1/11                      65,000        53,625
 oUS LEC 12.716% 10/1/09                                   95,000        98,325
  US Unwired 10.00% 6/15/12                               110,000       127,050
  Valor Telecom 7.75% 2/15/15                             200,000       195,000
  Verizon Global Funding
    4.90% 9/15/15                                         145,000       142,059
    5.85% 9/15/35                                         870,000       858,586
    7.75% 12/1/30                                         565,000       690,439
  Verizon New Jersey 5.875% 1/17/12                        54,000        55,860
  Verizon Wireless 5.375% 12/15/06                        525,000       530,247
                                                                    -----------
                                                                     14,465,557
                                                                    -----------
Transportation - 0.34%
  American Airlines 6.817% 5/23/11                         45,000        41,293
  Continental Airlines 6.503% 6/15/11                     390,000       375,781
 oCSX 4.01% 8/3/06                                        147,000       147,277
 #Erac USA Finance 144A 7.35% 6/15/08                     380,000       403,038
  Horizon Lines 9.00% 11/1/12                             150,000       161,438
  Northwest Airlines
    7.935% 4/1/19                                         215,352       215,921
    ++8.875% 6/1/06                                        80,000        22,800
++United AirLines 7.73% 7/1/10                            209,839       200,514
                                                                    -----------
                                                                      1,568,062
                                                                    -----------
TOTAL CORPORATE BONDS (cost $121,221,976)                           120,530,021
                                                                    -----------
MUNICIPAL BONDS - 2.70%
  Allentown, Pennsylvania
    3.98% 10/1/11 (AMBAC)                                 320,000       307,696
  Aruba Airport Authority
    7.70% 1/1/13 (MBIA)                                   184,000       199,738
  Augusta, Georgia Water & Sewer Revenue
    5.25% 10/1/39 (FSA)                                   260,000       278,840
  California State
    5.00% 2/1/33                                           60,000        62,041
    5.00% 2/1/33                                            5,000         5,162
  California State Economic Recovery
    Series A 5.25% 7/1/13                                 105,000       116,286
  California State University Systemwide
    Revenue 5.00% 11/1/30 (AMBAC)                         195,000       204,920
  Colorado Department of
    Transportation Revenue
    5.00% 12/15/12 (FGIC)                                  85,000        92,819
    5.00% 12/15/13 (FGIC)                                 255,000       278,608

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
MUNICIPAL BONDS (continued)
  Escondido, California Revenue
    5.75% 9/1/25 (MBIA)                           USD     565,000     $ 585,091
  Fairfield, California Pension Obligation
    5.42% 6/1/34 (AMBAC)                                  765,000       771,587
  Forsyth, Montana Pollution Control Revenue
    (Portland General Project)
    Series A 5.20% 5/1/33                                  20,000        20,891
  Golden State, California Tobacco
    Securitization Corporation
    Settlement Revenue
    Series A 5.00% 6/1/45                                 355,000       360,829
    Series B 5.50% 6/1/43                                  55,000        61,524
  Hoboken, New Jersey General Obligation
    Taxable Series B
    4.26% 2/1/10 (MBIA)                                    60,000        58,896
    5.33% 2/1/18 (MBIA)                                    65,000        66,658
  Hoboken, New Jersey Refunding Taxable
    Pension 6.50% 4/1/26 (MBIA)                            25,000        28,765
  Illinois State Taxable Pension
    5.10% 6/1/33                                          120,000       118,657
  Industry Urban Development Agency
    4.50% 5/1/10 (MBIA)                                   195,000       192,428
  La Quinta Redevelopment Agency
    Tax Allocation
    5.45% 9/1/13 (AMBAC)                                   15,000        15,293
    6.24% 9/1/23 (AMBAC)                                   10,000        10,753
  Liberty Development Goldman
    5.25% 10/1/35                                         365,000       407,559
  Los Angeles, California Community
    Redevelopment
    5.60% 7/1/18 (MBIA)                                    80,000        81,853
    5.83% 12/1/17 (FSA)                                   525,000       552,158
  Manchester, New Hampshire Taxable
    Series C 5.375% 12/1/11 (FGIC)                        110,000       113,786
  Massachusetts School Building Authority
    5.00% 8/15/30 (FSA)                                   460,000       483,584
  Metropolitan Washington District of
    Columbia Airport Authority
    4.62% 10/1/10 (FGIC)                                   15,000        15,000
  New Jersey Economic Development
    Authority Revenue Cigarette Tax
    5.75% 6/15/29                                         100,000       106,433
  New York State Sales Tax Asset
    Receivables Series A
    5.25% 10/15/27 (AMBAC)                                155,000       167,924
  New York State Urban Development
    Series A-1 5.25% 3/15/34 (FGIC)                       125,000       134,123
  Oregon Local Governments
    3.145% 6/1/06 (AMBAC)                                 325,000       322,306
  Oregon State Taxable Pension
    5.892% 6/1/27                                          65,000        70,641
  Philadelphia, Pennsylvania Authority For
    Industrial Development Retirement System
    Series A 5.64% 4/15/06 (MBIA)                       1,103,000     1,110,235
  Reeves County, Texas Certificates
    Participation 7.25% 6/1/11 (ACA)                      485,000       498,750
  Sacramento, California Public
    Finance Authority Series B
    3.82% 12/1/08 (FGIC)                                   85,000        83,654
    5.18% 12/1/13 (FGIC)                                  105,000       105,596

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
MUNICIPAL BONDS (continued)
  San Diego Redevelopment
    Tax Allocation
    Series C 5.81% 9/1/19 (XLCA)                  USD     645,000    $  670,665
  South Texas Detention Complex
    4.92% 2/1/14 (MBIA)                                 1,150,000     1,150,942
  University Enterprises
    5.42% 10/1/37 (FGIC)                                1,455,000     1,460,950
  Waterbury, Connecticut Taxable Series B
    5.43% 4/1/09 (FSA)                                    499,000       504,045
  West Virginia Economic
    Development Authority
    5.37% 7/1/20 (MBIA)                                   590,000       611,606
    6.07% 7/1/26                                           45,000        47,732
                                                                    -----------
TOTAL MUNICIPAL BONDS (cost $12,416,639)                             12,537,024
                                                                    -----------
NON-AGENCY ASSET-BACKED SECURITIES - 4.81%
 #ABSC Net Interest Margin Trust
    Series 2004-HE1 A 144A
    7.00% 1/17/34                                           3,041         3,030
 #Aegis Asset Backed Securities Trust
    Series 2005-3N N1 144A
    4.75% 8/25/35                                         767,220       761,466
  AmeriCredit Automobile Receivables Trust
    Series 2001-D A4 4.41% 11/12/08                       241,519       241,683
    Series 2002-A A4 4.61% 1/12/09                        379,174       379,750
  Capital One Auto Finance Trust
    Series 2003-A A4A 2.47% 1/15/10                        20,000        19,635
  Capital One Multi-Asset Execution Trust
   oSeries 2004-B3 B3 4.498% 1/18/22                    1,390,000     1,419,326
    Series 2005-B1 B1 4.90% 12/15/17                      715,000       708,282
  Centex Home Equity Series 2002-A AF6
    5.54% 1/25/32                                          61,890        62,029
  Citibank Credit Card Issuance Trust
    Series 2002-A1 A1 4.95% 2/9/09                        265,000       266,437
    Series 2003-A7 A7 4.15% 7/7/17                         65,000        62,072
  Countrywide Asset-Backed Certificates
   #Series 2004-1 Net Interest Margin 144A
    6.00% 5/25/34                                           6,932         6,925
   #Series 2004-2N N1 Net Interest Margin 144A
    5.00% 2/25/35                                          61,758        61,380
   oSeries 2004-9 AF2 3.337% 9/25/23                      115,000       113,929
   #Series 2004-BC1N 144A 5.50% 4/25/35                    10,957        10,947
    Series 2004-S1 A2 3.872% 3/25/20                      230,000       226,268
   oSeries 2005-7 AF2 4.367% 11/25/35                   1,465,000     1,447,118
   oSeries 2005-12 2A2 4.898% 2/25/32                     575,000       575,000
 #Drive Auto Receivables Trust 144A
    Series 2004-1 A3 3.50% 8/15/08                        545,000       540,568
    Series 2005-2 A2 4.12% 1/15/10                      1,420,000     1,409,634
 #First Franklin Net Interest Margin Trust 144A
    Series 2004-FF6A 5.75% 7/25/34                        102,576       102,800
    Series 2004-FFH4 N1 4.212% 1/21/35                    505,713       505,713
 #GSAA Trust Series 2004-4N 144A
    6.25% 5/25/34                                          75,604        75,132
  Honda Automobile Receivables Owners Trust
    Series 2004-2 A4 3.81% 10/15/09                        70,000        68,939
 oKeycorp Student Loan Trust Series 1995-B A
    4.06% 9/27/24                                         207,474       207,474
 #MBNA Master Credit Card Trust USA
    Series 2000-D C 144A 8.40% 9/15/09                    110,000       115,936

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
  Mid-State Trust Series 2004-1 A
    6.005% 8/15/37                                USD      61,113     $  63,158
  MMCA Automobile Trust
    Series 2002-2 A4 4.30% 3/15/10                        392,155       391,278
    Series 2002-2 B 4.67% 3/15/10                         169,768       167,611
 oNovastar Home Equity Loan
    Series 2004-4 A2B 4.17% 3/25/35                       230,000       230,594
 oOption One Mortgage Loan Trust
    Series 2005-4 A3 4.082% 11/25/35                      685,000       685,000
 #Park Place Securities Net Interest
    Margin Trust 144A
    Series 2004-MCW1 A 4.458% 9/25/34                     128,128       128,128
    Series 2004-WCW1 A 4.25% 9/25/35                    1,003,850       993,811
    Series 2004-WHQ1 B 3.483% 9/25/34                      18,178        18,151
    Series 2004-WHQ1 D 7.384% 9/25/34                     385,000       386,232
    Series 2004-WHQ2 A 4.00% 2/25/35                      298,509       297,618
    Series 2005-WCH1 A 4.00% 2/25/35                      338,529       335,990
  Renaissance Home Equity Loan Trust
    Series 2004-4 AF2 3.856% 2/25/35                      225,000       222,018
    Series 2005-2 AF2 4.361% 8/25/35                      890,000       880,833
 oResidential Asset Mortgage Products
    Series 2004-RS12 AII2 4.06% 12/25/34                  780,000       781,066
    Series 2004-RZ2 AI3 4.30% 1/25/31                     125,000       123,933
  Residential Asset Securities
    Series 2000-KS5 AI6 7.175% 12/25/31                    68,133        68,568
 oResidential Funding Mortgage Securities II
    Series 2005-HI2 A1 3.97% 5/25/35                      825,870       825,888
 #Sail Net Interest Margin Notes
    Series 2004-4A A 144A 5.00% 4/27/34                   213,391       213,165
 oSaxon Asset Securities Trust
    Series 2005-1 A2B 4.05% 5/25/35                       810,000       810,680
  Structured Asset Securities
    Series 2001-SB1 A2 3.375% 8/25/31                     161,436       149,039
   oSeries 2005-NC1 A7 4.06% 2/25/35                      115,000       115,167
  Terwin Mortgage Trust Series 2005-14HE AF2
    4.849% 8/25/36                                      2,022,000     2,020,737
  Vanderbilt Mortgage Finance
    Series 2001-A A 4 7.235% 6/7/28                       260,000       272,120
  WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09                        249,827       250,266
   Series 2002-2 A4 4.50% 2/20/10                          82,791        82,873
   Series 2005-1 D 4.09% 8/17/12                          831,956       821,549
  Whole Auto Loan Trust Series 2003-1 B
    2.24% 3/15/10                                       1,652,455     1,627,339
                                                                    -----------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES
  (cost $22,454,295)                                                 22,354,285
                                                                    -----------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 12.01%
  ABN Amro Mortgage Series 2003-4 A5
    4.75% 3/25/33                                         920,093       917,541
 oAdjustable Rate Mortgage Trust
    Series 2005-10 3A31 5.444% 1/25/36                  1,145,000     1,145,537
  Bank of America Alternative Loan Trust
    Series 2003-10 2A1 6.00% 12/25/33                      26,082        26,392
    Series 2004-10 1CB1 6.00% 11/25/34                    298,702       304,110
    Series 2004-2 1A1 6.00% 3/25/34                        82,154        83,130
    Series 2005-3 2A1 5.50% 4/25/20                       200,362       202,491
    Series 2005-5 2CB1 6.00% 6/25/35                      469,939       476,209
    Series 2005-6 7A1 5.50% 7/25/20                       611,789       617,907
    Series 2005-9 5A1 5.50% 10/25/20                      540,000       547,088

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  Bank of America Mortgage Securities
    oSeries 2003-I 2A4 3.828% 10/25/33            USD       5,000    $    4,966
    oSeries 2003-J 2A8 4.323% 11/25/33                  1,150,000     1,130,709
     Series 2004-3 1A20 4.25% 4/25/34                     557,015       553,149
    oSeries 2004-A 1A1 3.480% 2/25/34                      23,735        23,598
    oSeries 2004-E 1A1 3.531% 6/25/34                     272,166       267,878
     Series 2005-9 2A1 4.75% 10/25/20                     580,000       571,119
    oSeries 2005-A 1A1 4.071% 2/25/35                     166,531       164,189
    oSeries 2005-A 2A1 4.479% 2/25/35                     479,091       472,619
    oSeries 2005-B 2A1 4.415% 3/25/35                     452,200       445,300
    oSeries 2005-E 2A1 4.994% 6/25/35                     277,472       277,819
    oSeries 2005-F 2A3 4.741% 7/25/35                     566,241       560,932
  Bear Stearns Adjustable Rate Mortgage Trust
    oSeries 2005-4 2A3 4.45% 8/25/35                      770,000       752,795
     Series 2005-10 A1B 4.75% 10/31/35                    400,000       397,750
  Cendant Mortgage Trust
     Series 2003-1 A6 5.50% 2/25/33                        69,035        68,838
     Series 2004-1 A3 5.50% 2/25/34                       921,949       927,696
  Chase Mortgage Finance
     Series 2004-S3 2A1 5.25% 3/25/34                     801,626       802,781
  Citicorp Mortgage Securities
    Series 2003-3 A4 5.50% 3/25/33                        293,986       294,148
    Series 2004-8 1A1 5.50% 10/25/34                      955,500       959,881
  Citigroup Mortgage Loan Trust
    Series 2004-NCM1 1A2 6.50% 7/25/34                    271,442       278,483
    Series 2004-NCM2 1CB2 6.75% 8/25/34                   343,365       353,988
  Countrywide Alternative Loan Trust
    Series 2002-11 A4 6.25% 10/25/32                    1,048,389     1,046,902
    Series 2004-1T1 A2 5.50% 2/25/34                      750,396       752,011
    Series 2004-28CB 6A1 6.00% 1/25/35                    896,911       909,219
    Series 2004-35T2 A1 6.00% 2/25/35                     910,853       918,334
    Series 2004-J1 1A1 6.00% 2/25/34                       49,300        49,747
    Series 2004-J2 7A1 6.00% 12/25/33                      82,799        83,317
   oSeries 2004-J7 1A2 4.673% 8/25/34                     175,000       174,631
   oSeries 2005-43 4A3 5.788% 10/25/35                    842,225       849,463
    Series 2005-63 3A1 5.934% 11/25/35                    660,000       666,909
  Countrywide Home Loan Mortgage
    Pass Through Trust
    Series 2003-1 1A7 4.50% 3/25/33                           666           665
   oSeries 2003-21 A1 4.11% 5/25/33                        24,587        24,211
  Credit Suisse First Boston Mortgage Securities
   oSeries 2003-AR22 2A3 4.107% 9/25/33                   241,755       240,635
    Series 2003-17 4A1 5.50% 6/25/33                    1,354,722     1,357,945
    Series 2003-29 5A1 7.00% 12/25/33                      34,635        35,447
    Series 2004-1 3A1 7.00% 2/25/34                        15,020        15,374
 oDeutsche Mortgage Securities
    Series 2004-4 1A2 4.01% 4/25/34                        13,726        13,698
  First Horizon Alternative Mortgage
    Securities Series 2004-FA1 1A1
    6.25% 10/25/34                                        924,134       939,859
 oFirst Horizon Asset Securities
    Series 2004-AR5 4A1 5.694% 10/25/34                   103,030       104,029
    Series 2005-AR2 2A1 5.148% 6/25/35                  1,116,823     1,111,588
 #GSMPS Mortgage Loan Trust 144A
    Series 1998-3 A 7.75% 9/19/27                          44,922        47,524
    Series 1999-3 A 8.00% 8/19/29                          73,943        78,743
    Series 2005-RP1 1A3 8.00% 1/25/35                     183,687       196,403
    Series 2005-RP1 1A4 8.50% 1/25/35                      85,731        93,596

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  Indymac Index Mortgage Loan Trust
   oSeries 2004-AR4 1A 4.686% 8/25/34             USD     622,577      $ 623,321
    Series 2005-AR25 1A1
    5.935% 9/25/35                                        475,000       479,453
 oJP Morgan Mortgage Trust
    Series 2005-A6 1A2 5.158% 9/25/35                     605,000       604,622
 oMASTR Adjustable Rate Mortgages Trust
    Series 2003-6 1A2 2.908% 12/25/33                      10,000         9,907
  MASTR Alternative Loans Trust
    Series 2003-6 3A1 8.00% 9/25/33                        32,853        33,802
    Series 2003-9 1A1 5.50% 12/25/18                       23,453        23,687
    Series 2004-3 2A1 6.25% 4/25/34                       627,735       639,505
    Series 2004-3 8A1 7.00% 4/25/34                        85,993        87,161
    Series 2004-5 3A1 6.50% 6/25/34                        57,179        58,376
    Series 2004-5 6A1 7.00% 6/25/34                       443,410       448,825
    Series 2005-3 7A1 6.00% 4/25/35                       282,423       286,192
  MASTR Asset Securitization Trust
    Series 2003-6 8A1 5.50% 7/25/33                       153,740       152,635
    Series 2003-9 2A7 5.50% 10/25/33                      651,882       651,189
    Series 2003-11 6A12 4.75% 12/25/33                    370,000       368,887
 #MASTR Reperforming Loan Trust 144A
    Series 2005-1 1A5 8.00% 8/25/34                       255,654       272,967
    Series 2005-2 1A4 8.00% 5/25/35                       851,061       908,241
 #MASTR Specialized Loan Trust 144A
    Series 2005-2 A2 5.15% 7/25/35                        545,793       545,793
 oMerrill Lynch Mortgage Investors
    Series 2005-A5 A9 4.906% 6/25/35                      646,525       647,813
  Nomura Asset Acceptance
   oSeries 2004-AP2 A2 4.099% 7/25/34                      53,857        53,739
    Series 2005-WF1 2A2 4.786% 3/25/35                    475,000       469,501
 #Novastar Net Interest Margin Trust
    Series 2005-N1 144A 4.777% 10/26/35                   721,066       720,049
  Prime Mortgage Trust
    Series 2004-2 A2 4.75% 11/25/19                       478,657       474,438
    Series 2004-CL1 1A1 6.00% 2/25/34                      74,449        74,915
  Residential Asset Mortgage Products
    Series 2004-SL1 A3 7.00% 11/25/31                      35,735        36,692
    Series 2004-SL4 A3 6.50% 7/25/32                      155,046       158,337
    Series 2005-SL1 A2 6.00% 5/25/32                      359,977       367,848
  Residential Asset Securitization Trust
    Series 2002-A13 A3 5.00% 12/25/17                      45,988        46,018
    Series 2003-A11 A1 4.25% 11/25/33                     216,127       215,627
 oStructured Adjustable Rate Mortgage Loan Trust
    Series 2004-18 5A 5.50% 12/25/34                      134,151       134,738
    Series 2005-3XS A2 4.08% 1/25/35                      650,000       650,367
    Series 2005-18 1A1 5.748% 9/25/35                   1,064,068     1,071,882
    Series 2005-18 6A1 5.337% 9/25/35                   1,190,836     1,191,580
    Series 2005-18 9A1 5.25% 9/25/35                    1,055,775     1,055,033
  Structured Asset Securities
   oSeries 2002-22H 1A 7.00% 11/25/32                      26,460        26,990
    Series 2004-12H 1A 6.00% 5/25/34                      234,573       236,332
    Series 2005-6 4A1 5.00% 5/25/35                       309,975       302,032
  Thornburg Mortgage Securities Trust
    Series 2005-3 A1 4.05% 9/25/35                        630,000       630,000

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
  Washington Mutual
    Series 2002-S8 2A1 4.50% 1/25/18              USD     155,142    $  154,492
   oSeries 2003-AR9 1A7 4.057% 9/25/33                    171,091       169,088
   oSeries 2003-AR10 A6 4.071% 10/25/33                   955,000       937,387
   oSeries 2003-AR11 A6 3.985% 10/25/33                 1,245,000     1,214,000
   oSeries 2004-AR4 A6 3.806% 6/25/34                     580,000       561,372
   oSeries 2004-AR5 A6 3.853% 6/25/34                     555,000       537,137
   oSeries 2004-AR9 A7 4.196% 8/25/34                     456,000       448,375
    Series 2004-CB2 4A 6.50% 8/25/34                      204,012       209,304
    Series 2004-CB3 1A 6.00% 10/25/34                     282,863       286,959
    Series 2004-CB3 4A 6.00% 10/25/19                     152,334       155,714
   oSeries 2005-AR3 A1 4.653% 3/25/35                     374,082       369,863
   oSeries 2005-AR12 1A6 4.846% 10/25/35                2,075,000     2,051,574
    Series 2005-AR14 1A1 5.08% 12/31/49                 1,155,000     1,151,661
  Washington Mutual Alternative Mortgage
    Pass-Through Certificates
    Series 2005-1 5A2 6.00% 3/25/35                       158,125       159,214
    Series 2005-1 6A2 6.50% 3/25/35                        39,389        39,813
  Washington Mutual MSC Mortgage
    Pass-Through Certificates
    Series 2001-MS15 SA1 6.00% 1/25/17                      2,838         2,841
 oWells Fargo Mortgage Backed Securities Trust
    Series 2004-DD 2A3 4.53% 1/25/35                      245,000       242,770
    Series 2004-I 1A1 3.383% 7/25/34                      299,483       298,054
    Series 2004-T A1 3.455% 9/25/34                       404,400       402,522
    Series 2005-AR10 2A4 4.111% 6/25/35                   235,212       230,802
    Series 2005-AR10 2A14 4.111% 6/25/35                1,365,000     1,335,994
    Series 2005-AR10 2A15 4.111% 6/25/35                2,080,000     2,039,699
    Series 2005-AR12 2A11 4.322% 7/25/35                1,180,000     1,142,019
    Series 2005-AR16 2A1 4.947% 10/25/35                  860,000       858,690
    Series 2005-AR16 4A1 4.993% 10/25/35                1,115,000     1,115,523
    Series 2005-AR16 4A2 4.993% 10/25/35                1,610,000     1,600,755
                                                                     ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS (cost $56,160,101)                                     55,813,408
                                                                     ----------
FOREIGN AGENCIES - 1.08%
Austria - 0.37%
  Oesterreichesche Kontrollbank
    1.80% 3/22/10                                 JPY 183,000,000     1,695,359
                                                                     ----------
                                                                      1,695,359
                                                                     ----------
Germany - 0.16%
  Rentenbank 1.375% 4/25/13                       JPY  84,000,000       749,967
                                                                     ----------
                                                                        749,967
                                                                     ----------
Mexico - 0.06%
 #Pemex Project Funding Master Trust 144A
    5.75% 12/15/15                                USD      75,000        74,344
    6.625% 6/15/35                                USD     190,000       187,102
                                                                     ----------
                                                                        261,446
                                                                     ----------
Russia - 0.13%
  Gazprom OAO 9.625% 3/1/13                       USD     180,000       223,452
 #Gazprom OAO 144A 9.625% 3/1/13                  USD     310,000       385,563
                                                                     ----------
                                                                        609,015
                                                                     ----------
Ukraine - 0.04%
  Exim of Ukraine 7.75% 9/23/09                   USD     170,000       178,364
                                                                     ----------
                                                                        178,364
                                                                     ----------

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
FOREIGN AGENCIES (continued)
United States - 0.32%
  KFW International Finance
    1.75% 3/23/10                                 JPY 163,000,000   $ 1,506,282
                                                                    -----------
                                                                      1,506,282
                                                                    -----------
TOTAL FOREIGN AGENCIES (cost $5,165,189)                              5,000,433
                                                                    -----------
FOREIGN MUNICIPAL BONDS - 0.06%
Canada - 0.06%
  Vancouver City 3.85% 10/6/12                    CAD     325,000       278,812
                                                                    -----------
TOTAL FOREIGN MUNICIPAL BONDS (cost $277,490)                           278,812
                                                                    -----------
REGIONAL AGENCY - 0.62%
Australia - 0.62%
  Queensland Treasury
    6.00% 7/14/09                                 AUD     503,000       390,629
    6.00% 6/14/11                                 AUD   2,945,000     2,303,273
    6.00% 8/14/13                                 AUD     250,000       196,666
                                                                    -----------
TOTAL REGIONAL AGENCY (cost $2,905,823)                               2,890,568
                                                                    -----------
REGIONAL AUTHORITY - 1.30%
Canada - 1.30%
  Ontario Province
    1.875% 1/25/10                                JPY  92,000,000       854,133
    4.50% 3/8/15                                  CAD   2,042,000     1,801,422
    5.00% 3/8/14                                  CAD     853,000       781,590
    5.375% 12/2/12                                CAD     554,000       518,758
  Quebec Province 5.00% 12/1/15                   CAD   2,319,000     2,099,348
                                                                    -----------
TOTAL REGIONAL AUTHORITY (cost $5,957,540)                            6,055,251
                                                                    -----------
SOVEREIGN AGENCIES - 0.27%
Canada - 0.13%
  Canada Housing Trust No 1
    3.75% 3/15/10                                 CAD     690,000       595,679
                                                                    -----------
                                                                        595,679
                                                                    -----------
Japan - 0.14%
  Development Bank of Japan
    1.75% 6/21/10                                 JPY  72,000,000       665,241
  Japan Finance for Municipal
    Enterprises 1.35% 11/26/13                    JPY   1,000,000         8,889
                                                                    -----------
                                                                        674,130
                                                                    -----------
TOTAL SOVEREIGN AGENCIES (cost $1,316,726)                            1,269,809
                                                                    -----------
SOVEREIGN DEBT - 6.02%
Argentina - 0.19%
Republic of Argentina
 *1.33% 12/31/38                                  USD   1,610,000       639,975
 o4.005% 8/3/12                                   USD     288,750       232,877
                                                                    -----------
                                                                        872,852
                                                                    -----------
Austria - 0.18%
Republic of Austria 5.25% 1/4/11                  EUR     632,000       850,892
                                                                    -----------
                                                                        850,892
                                                                    -----------
Belgium - 0.41%
Kingdom of Belgium 5.75% 3/28/08                  EUR   1,455,000     1,886,391
                                                                    -----------
                                                                      1,886,391
                                                                    -----------

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
SOVEREIGN DEBT (continued)
Brazil - 0.20%
  Federal Republic of Brazil
    12.25% 3/6/30                                 USD     680,000    $  937,380
                                                                    -----------
                                                                        937,380
                                                                    -----------
Colombia - 0.09%
  Republic of Colombia
    10.00% 1/23/12                                USD     140,000       169,400
    10.375% 1/28/33                               USD     175,000       229,250
                                                                    -----------
                                                                        398,650
                                                                    -----------
Dominican Republic - 0.06%
  Dominican Republic 9.04% 1/23/18                USD     256,363       285,332
                                                                    -----------
                                                                        285,332
                                                                    -----------
El Salvador - 0.11%
  Republic of El Salvador
    7.65% 6/15/35                                 USD     470,000       495,905
                                                                    -----------
                                                                        495,905
                                                                    -----------
France - 0.17%
  France Government O.A.T.
    3.50% 4/25/15                                 EUR     622,000       769,089
    4.00% 4/25/13                                 EUR       1,000         1,286
                                                                    -----------
                                                                        770,375
                                                                    -----------
Germany - 1.17%
  Deutschland Republic
    4.50% 1/4/13                                  EUR   1,363,000     1,804,022
    4.75% 7/4/08                                  EUR   1,831,000     2,333,826
    6.25% 1/4/24                                  EUR     800,000     1,320,124
                                                                    -----------
                                                                      5,457,972
                                                                    -----------
Italy - 0.25%
  Republic of Italy 0.65% 3/20/09                 JPY 129,200,000     1,146,214
                                                                    -----------
                                                                      1,146,214
                                                                    -----------
Netherlands - 0.48%
  Netherlands Government
    5.75% 2/15/07                                EUR    1,789,000     2,249,944
                                                                    -----------
                                                                      2,249,944
                                                                    -----------
Norway - 0.98%
  Kingdom of Norway
    5.00% 5/15/15                                NOK    9,995,000     1,704,655
    5.50% 5/15/09                                NOK   13,098,000     2,161,498
    6.00% 5/16/11                                NOK    4,010,000       696,746
                                                                    -----------
                                                                      4,562,899
                                                                    -----------
Peru - 0.11%
Republic of Peru 7.35% 7/21/25                   USD      485,000       516,525
                                                                    -----------
                                                                        516,525
                                                                    -----------
Philippines - 0.04%
  Republic of Philippines
    10.625% 3/16/25                              USD      180,000       211,050
                                                                    -----------
                                                                        211,050
                                                                    -----------
Poland - 0.49%
  Poland Government
    6.00% 5/24/09                                PLZ    6,516,000     2,089,900
    6.25% 10/24/15                               PLZ      530,000       182,347
                                                                    -----------
                                                                      2,272,247
                                                                    -----------

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)
SOVEREIGN DEBT (continued)
Russia - 0.06%
  Russian Ministry of Finance
    3.00% 5/14/11                                USD      320,000    $  285,632
@#Russian Paris Club Participation
    Note 144A 1.975% 8/20/20                     JPY      878,117         7,898
                                                                    -----------
                                                                        293,530
                                                                    -----------
Spain - 0.21%
  Spanish Government 5.50% 7/30/17               EUR      663,000       970,385
                                                                    -----------
                                                                        970,385
                                                                    -----------
Sweden - 0.33%
  Sweden Government
    4.00% 12/1/08                                SEK    4,765,000       774,143
    4.00% 12/1/09                                SEK    2,810,000       382,161
    4.50% 8/12/15                                SEK    2,700,000       391,239
                                                                    -----------
                                                                      1,547,543
                                                                    -----------
United Kingdom - 0.37%
  U.K. Treasury
    4.75% 6/7/10                                 GBP      209,000       377,215
    4.75% 9/7/15                                 GBP      521,000       954,094
    8.00% 6/7/21                                 GBP      150,000       375,080
                                                                    -----------
                                                                      1,706,389
                                                                    -----------
Venezuela - 0.12%
  Venezuela Government
    7.65% 4/21/25                                USD      435,000       440,873
    9.375% 1/13/34                                         90,000       106,785
                                                                    -----------
                                                                        547,658
                                                                    -----------
Total Sovereign Debt (cost $28,285,990)                              27,980,133
                                                                    -----------
SUPRANATIONAL BANKS - 0.90%
  Asia Development Bank
    0.50% 10/9/12                                AUD      457,000       245,678
 European Investment Bank
    4.00% 10/15/37                               EUR      919,000     1,158,945
    4.375% 7/8/15                                GBP      537,000       938,408
    5.375% 6/7/21                                GBP      192,000       369,494
^#European Investment Bank 144A
    15.37% 9/12/08                               BRL    1,850,425       546,791
  Inter-American Development Bank
    1.90% 7/8/09                                 JPY  102,000,000       946,715
                                                                    -----------
Total Supranational Banks (cost $4,249,211)                           4,206,031
                                                                    -----------
U.S. TREASURY OBLIGATIONS - 14.91%
  U.S. Treasury Bill 3.715% 3/30/06              USD      545,000       534,940
  U.S. Treasury Bonds
    5.375% 2/15/31                                      1,640,000     1,837,827
    6.00% 2/15/26                                       6,752,000     7,965,253
  U.S. Treasury Inflation Index Notes
    0.875% 4/15/10                                        185,629       180,944
    2.00% 7/15/14                                         124,375       127,091
  oo3.00% 7/15/12                                       5,840,475     6,357,450
    3.375% 4/15/32                                        187,116       247,446

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

                                                      Principal        Market
                                                    Amount(degree) Value (U.S.$)

U.S. TREASURY OBLIGATIONS (continued)
  U.S. Treasury Notes
    3.00% 12/31/06                               USD      498,000       491,114
    3.375% 2/15/08                                     19,094,000    18,755,388
    3.625% 7/15/09                                      3,265,000     3,200,340
    3.625% 6/15/10                                      1,070,000     1,043,251
    3.75% 5/15/08                                         560,000       554,182
    3.875% 7/15/10                                        305,000       300,461
    3.875% 9/15/10                                        225,000       221,889
    4.25% 8/15/15                                       7,140,000     7,097,610
    4.75% 5/15/14                                       7,081,000     7,297,303
    5.00% 8/15/11                                      11,198,000    11,639,369
^U.S. Treasury Strip 4.199% 11/15/13                    2,065,000     1,452,748
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $70,075,256)                   69,304,606
                                                                    -----------
                                                        Number of
                                                          Shares
COMMON STOCK - 0.00%
  B&G Foods                                                 1,500        18,975
                                                                    -----------
TOTAL COMMON STOCK (cost $18,839)                                        18,975
                                                                    -----------
PREFERRED STOCK - 0.03%
  Alamosa Delaware 7.50%                                       50        63,781
  Nexen 7.35%                                               3,225        84,528
                                                                    -----------
TOTAL PREFERRED STOCK (cost $130,339)                                   148,309
                                                                    -----------
                                                      Principal
                                                    Amount(degree)

Repurchase Agreements - 8.40%
With BNP Paribas 3.25% 10/03/05
(dated 9/30/05, to be repurchased
at $16,108,362, collateralized by
$2,154,000 U.S. Treasury Bills
due 2/16/06, market value $2,124,408,
$647,000 U.S. Treasury Notes 1.50% due
3/31/06, market value $639,872,
$5,393,000 U.S. Treasury Notes 1.875% due
1/31/06, market value $5,378,678,
$4,692,000 U.S. Treasury Notes 2.375% due
8/15/06, market value $4,641,598,
$2,080,000 U.S. Treasury Notes 2.50% due
5/31/06, market value $2,077,520,
$971,000 U.S. Treasury Notes 2.75% due
7/31/06, market value $965,392,
$131,000 U.S. Treasury Notes 2.875% due
11/30/06, market value $130,752,
$464,000 U.S. Treasury Notes 4.625% due
5/15/06, market value $473,839)                  USD   16,104,000    16,104,000
With UBS Warburg 3.25% 10/03/05
(dated 9/30/05, to be repurchased
at $22,927,208, collateralized by
$23,759,000 U.S. Treasury Bills
due 3/2/06, market value
$23,387,078)                                           22,921,000    22,921,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS (cost $39,025,000)                       39,025,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 104.52%
  (cost $489,010,074)                                              $485,765,397
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (4.52%)                                            (21,018,086)
                                                                   ------------
NET ASSETS APPLICABLE TO 52,129,170 SHARES
  OUTSTANDING - 100.00%                                            $464,747,311
                                                                   ============

Net Asset Value - Optimum Fixed Income Fund
  Class A ($43,182,030/4,844,275 Shares)                                  $8.91
                                                                        -------
Net Asset Value - Optimum Fixed Income Fund
  Class B ($8,956,115/1,003,931 Shares)                                   $8.92
                                                                        -------
Net Asset Value - Optimum Fixed Income Fund
  Class C ($165,040,856/18,493,797 Shares)                                $8.92
                                                                        -------
Net Asset Value - Optimum Fixed Income Fund
  Class Institutional ($247,568,310/27,787,167 Shares)                    $8.91
                                                                        -------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                               $465,256,232
Undistributed net investment income                                   3,864,605
Accumulated net realized loss on investments                         (1,122,860)
Net unrealized depreciation of investments
  and foreign currencies                                             (3,250,666)
                                                                   ------------
Total net assets                                                   $464,747,311
                                                                   ============

oPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Krone
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

STATEMENTS                                             OPTIMUM FIXED INCOME FUND
     OF NET ASSETS (CONTINUED)

   #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 10 in "Notes to Financial Statements."
   ^Zero coupon bond. The interest rate shown is the yield at the time of purchase.
  ++Non-income producing security. Security is currently in default.
   oVariable rate notes. The interest rate shown is the rate as of September 30,
    2005.
   %Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
   *Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2005.
   @Illiquid Security. See Note 10 in "Notes to Financial Statements." At
    September 30, 2005, three securities were deemed illiquid which represented 0.07% of the Fund's net assets.
++++Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets.
   =Security is being fair valued in accordance with the Fund's fair valuation policy.
    See Note 1 in "Notes to Financial Statements." At September 30, 2005, two securities were fair valued which represented 0.06% of the Fund's net assets.
  ooFully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by the Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
O.A.T - Obligation Assimilable au Tresor (Treasury Security)
PRN - Principal Only
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
XLCA - Insured by XL Capital Assurance
yr - Year

Net Asset Value and Offering Price per Share -
  Optimum Fixed Income Fund
Net asset value Class A (A)                                               $8.91
Sales charge (4.50% of offering price) (B)                                 0.42
                                                                         ------
Offering price                                                            $9.33
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                          In          Value of                     Unrealized
Contracts to           Exchange       Contract      Settlement    Appreciation
Receive (Deliver)        For         at 9/30/05         Date     (Depreciation)
------------------    ----------     -----------    -----------  --------------
(1,945,000)
  Australian
  Dollars              US$1,471,041   $(1,481,707)      10/14/05    $(10,666)
32,074
  British Pounds         US$(56,530)       56,583       10/03/05          53
63,863 Canadian
  Dollars                US$(52,539)       55,000       11/10/05       2,461
(6,582,000)
  European
  Monetary
  Units                US$7,920,779    (7,924,697)      10/31/05      (3,918)
16,381,404
  Japanese Yen          US$(144,840)      144,347       10/03/05        (493)
(224,173,000)
  Japanese Yen         US$1,983,832    (1,981,849)      10/31/05       1,983
(17,453,456)
  Japanese Yen           US$159,622      (154,479)      11/10/05       5,143
(3,824,964)
  Japanese Yen            US$35,023       (33,913)      11/25/05       1,110
9,527,583
  Norwegian
  Krone               US$(1,471,041)    1,455,200       10/14/05     (15,841)
28,010
  Polish Zloty            US$(8,630)        8,590       10/03/05         (40)
                                                                   ---------
                                                                    $(20,208)
                                                                   =========

FUTURES CONTRACTS(2)
                                                                   Unrealized
Contracts                 Notional        Notional   Expiration   Appreciation
to Buy (Sell)         Cost (Proceeds)       Value       Date     (Depreciation)
-------------         ---------------    ---------   -----------  -------------
(80) U.S. Treasury
  2 year notes        $(16,563,760)   $(16,471,250)    12/30/05      $92,510
(37) U.S. Treasury
  5 year notes          (3,955,235)     (3,953,797)    12/20/05        1,438
44 U.S. Treasury
  10 year notes          4,894,113       4,836,563     12/20/05      (57,550)
                                                                   ---------
                                                                     $36,398
                                                                   =========
The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 6 in "Notes to Financial Statements."

(2) See Note 7 in "Notes to Financial Statements."

See accompanying notes

STATEMENTS                                        OPTIMUM INTERNATIONAL FUND
OF NET ASSETS (CONTINUED)                         September 30, 2005 (Unaudited)




                                                   Number of           Market
                                                     Shares        Value (U.S.$)

COMMON STOCK - 65.89%^
Australia - 6.54%
  Amcor                                              234,104        $ 1,197,450
  Coles Myer                                         183,546          1,435,550
  Foster's Group                                     532,455          2,366,341
  National Australia Bank                            109,340          2,754,713
  Telstra                                            573,620          1,779,691
  Wesfarmers                                           1,693             51,817
                                                                   ------------
                                                                      9,585,562
                                                                   ------------
Bahamas - 0.40%
 +Kerzner International                               10,686            593,607
                                                                   ------------
                                                                        593,607
                                                                   ------------
Belgium - 2.02%
  Electrabel                                           2,315          1,160,502
  Fortis Group                                        62,319          1,801,748
                                                                   ------------
                                                                      2,962,250
                                                                   ------------
Brazil - 0.59%
  Petroleo Brasiliero ADR                             12,117            866,244
                                                                   ------------
                                                                        866,244
                                                                   ------------
Canada - 1.25%
  Canadian National Railway                           25,818          1,832,820
                                                                   ------------
                                                                      1,832,820
                                                                   ------------
Finland - 0.98%
  UPM-Kymmene                                         71,800          1,437,134
                                                                   ------------
                                                                      1,437,134
                                                                   ------------
France - 5.51%
  Compagnie de Saint-Gobain                           30,728          1,767,932
  Sanofi-Aventis                                      13,898          1,148,639
  Societe Generale                                    18,481          2,109,498
  Thomson                                              8,667            180,249
  Total                                               10,487          2,863,039
                                                                   ------------
                                                                      8,069,357
                                                                   ------------
Germany - 4.71%
  Bayer                                               49,699          1,827,022
 +Bayerische Hypo-und Vereinsbank                    41,398          1,164,539
  Continental                                         12,193          1,000,836
  RWE                                                 43,904          2,902,855
                                                                   ------------
                                                                      6,895,252
                                                                   ------------
Hong Kong - 1.58%
  Hang Lung Properties                                   745              1,186
  Hong Kong Electric                                 222,500          1,110,012
  Wharf Holdings                                     307,000          1,197,155
                                                                   ------------
                                                                      2,308,353
                                                                   ------------
Italy - 1.90%
  Banca Intesa                                       597,727          2,786,207
                                                                   ------------
                                                                      2,786,207
                                                                   ------------
Japan - 11.70%
  Canon                                               44,700          2,414,194
  Eisai                                                9,400            401,674
  Fanuc                                                   99              8,007
  Hitachi                                            153,000            969,224
  KDDI                                                   327          1,843,876
  Leopalace21                                         12,495            301,641
  Matsushita Electric Industrial                      92,000          1,558,731

                                                   Number of           Market
                                                     Shares        Value (U.S.$)

COMMON STOCK (continued)^
Japan (continued)
  Millea Holdings                                         56          $ 897,973
  Mitsubishi UFJ Financial Group                          46            603,876
  Sumitomo                                               104            980,440
  Takeda Pharmaceutical                               52,300          3,114,960
  Toyota Motor                                        73,600          3,371,982
  West Japan Railway                                     176            665,233
                                                                   ------------
                                                                     17,131,811
                                                                   ------------
Netherlands - 2.81%
  ING Groep                                           78,290          2,332,202
  Reed Elsevier                                      129,385          1,785,601
                                                                   ------------
                                                                      4,117,803
                                                                   ------------
New Zealand - 1.09%
  Telecom Corp. of New Zealand                       381,742          1,590,161
                                                                   ------------
                                                                      1,590,161
                                                                   ------------
Republic of Korea - 0.83%
  Hyundai Motor                                        2,530            197,599
  POSCO ADR                                           14,400            814,464
  Samsung Electronics                                    360            202,855
                                                                   ------------
                                                                      1,214,918
                                                                   ------------
Singapore - 0.99%
  Jardine Matheson Holdings                            4,400             75,240
  Oversea-Chinese Banking                            370,800          1,369,600
                                                                   ------------
                                                                      1,444,840
                                                                   ------------
South Africa - 0.95%
  Sasol                                               35,794          1,385,084
                                                                   ------------
                                                                      1,385,084
                                                                   ------------
Spain - 4.84%
  Banco Santander Central Hispano                    143,518          1,885,755
  Iberdrola                                           78,494          2,193,906
  Telefonica                                         184,104          3,014,387
                                                                   ------------
                                                                      7,094,048
                                                                   ------------
United Kingdom - 17.20%
  Aviva                                               70,371            772,825
  BG Group                                           256,028          2,425,546
  BOC Group                                           52,997          1,078,024
  Boots Group                                        148,955          1,597,741
  BP 166,917                                       1,984,761
  Brambles Industries                                138,769            852,573
 +British Energy Group                                67,879            573,613
  Enterprise Inns                                     30,291            450,494
  GKN                                                181,424            941,801
  GlaxoSmithKline                                    119,981          3,052,288
  HBOS                                               167,768          2,526,158
  Intercontinental Hotels Group                       54,836            694,121
  Lloyds TSB Group                                   239,287          1,971,441
  Rio Tinto                                           51,453          2,104,127
  Royal Dutch Shell                                   76,854          2,537,955
  Unilever                                           156,403          1,630,724
                                                                   ------------
                                                                     25,194,192
                                                                   ------------
TOTAL COMMON STOCK (cost $84,870,259)                                96,509,643
                                                                   ------------

STATEMENTS                                            OPTIMUM INTERNATIONAL FUND
OF NET ASSETS (CONTINUED)


                                                    Principal          Market
                                                      Amount       Value (U.S.$)

Repurchase Agreements - 2.62%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $1,581,428, collateralized by
    $212,000 U.S. Treasury Bills due
    2/16/06, market value $208,603,
    $64,000 U.S. Treasury Notes 1.50%
    due 3/31/06, market value $62,831,
    $530,000 U.S. Treasury Notes 1.875%
    due 1/31/06, market value $528,151,
    $461,000 U.S. Treasury Notes 2.375%
    due 8/15/06, market value $455,775,
    $204,000 U.S. Treasury Notes 2.50%
    due 5/31/06, market value $203,999,
    $95,000 U.S. Treasury Notes 2.75%
    due 7/31/06, market value $94,795,
    $13,000 U.S. Treasury Notes 2.875%
    due 11/30/06, market value $12,839,
    $46,000 U.S. Treasury Notes 4.625%
    due 5/15/06, market value $46,528)              $1,581,000     $  1,581,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $2,251,610, collateralized by
    $2,333,000 U.S. Treasury Bills
    due 3/2/06, market value $2,296,458)             2,251,000        2,251,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $3,832,000)                                                   3,832,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 68.51%
  (cost $88,702,259)                                                100,341,643
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 31.49%z                                       46,130,706
                                                                   ------------
NET ASSETS APPLICABLE TO 11,714,026 SHARES
  OUTSTANDING - 100.00%                                            $146,472,349
                                                                   ============

Net Asset Value - Optimum International Fund
  Class A ($16,117,719 / 1,285,616 Shares)                               $12.54
                                                                        -------
Net Asset Value - Optimum International Fund
  Class B ($3,943,434 / 319,165 Shares)                                  $12.36
                                                                        -------
Net Asset Value - Optimum International Fund
  Class C ($55,390,679 / 4,481,031 Shares)                               $12.36
   --------
Net Asset Value - Optimum International Fund
  Institutional Class ($71,020,517 / 5,628,214 Shares)                   $12.62
                                                                        -------

                                                    Principal          Market
                                                      Amount       Value (U.S.$)

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $127,370,260
Undistributed net investment income                                   1,362,770
  Accumulated net realized gain on investments                        6,159,041
Net unrealized appreciation of investments
  and foreign currencies                                             11,580,278
                                                                   ------------
Total net assets                                                   $146,472,349
                                                                   ============

 +Non-income producing security for the period ended September 30, 2005.

 ^Securities have been classified by country origin. Classification by type of business has been presented in Note 12 in "Notes to Financial Statements." zOf this amount, $46,028,375 represents receivable for investments sold as of
  September 30, 2005.

SUMMARY OF ABBREVIATION:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
OPTIMUM INTERNATIONAL FUND
Net asset value Class A (A)                                              $12.54
Sales charge (5.75% of offering price) (B)                                 0.77
                                                                         ------
Offering price                                                           $13.31
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

The following foreign currency exchange contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                            In         Value of                    Unrealized
Contracts to             Exchange      Contract     Settlement    Appreciation
Receive (Deliver)          For        at 9/30/05       Date      (Depreciation)
-----------------       --------      ----------    -----------  --------------
(2,398,000)
  British
  Pounds              US$4,177,597    $(4,228,097)   10/31/05       $(50,500)
368,498
  European
  Monetary
  Units                US$(444,593)       443,037    10/04/05         (1,556)
25,241,382
  Japanese Yen         US$(222,748)       222,470    10/05/05           (278)
1,693,854
  South African
  Rand                 US$(265,703)       266,045    10/05/05            342
                                                                    --------
                                                                    $(51,992)
                                                                    ========
(1) See Note 6 in "Notes to Financial Statements."

See accompanying notes

STATEMENTS                                        OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2005 (Unaudited)


                                                     Number of        Market
                                                       Shares      Value (U.S.$)
COMMON STOCK - 94.62%
Basic Industry/Capital Goods - 7.22%
  BHP Billiton (Australia)                            121,000       $ 2,052,302
  Caterpillar                                         128,614         7,556,073
  Danaher                                              71,200         3,832,696
  Deere & Company                                      25,100         1,536,120
  General Electric                                    392,178        13,204,632
  Monsanto                                             29,800         1,869,950
  Tyco International                                   53,950         1,502,508
                                                                   ------------
                                                                     31,554,281
                                                                   ------------
Business Services - 3.83%
 +Accenture Limited Class A                           134,800         3,432,007
 +Affiliated Computer Services Class A                 27,000         1,474,200
  Automatic Data Processing                            51,300         2,207,952
 +Discovery Holding                                    29,870           431,323
  First Data                                           39,600         1,584,000
 +Fiserv                                               29,500         1,353,165
  News Corp. Class A                                  144,600         2,254,314
 +Research In Motion                                    1,800           123,120
  Rogers Communications                                38,900         1,534,605
  Sysco                                                35,600         1,116,772
  United Parcel Service Class B                         5,490           379,524
  Vodafone Group (United Kingdom)                     329,800           858,204
                                                                   ------------
                                                                     16,749,186
                                                                   ------------
Consumer Cyclical - 0.18%
  Inditex (Spain)                                      26,000           763,269
                                                                   ------------
                                                                        763,269
                                                                   ------------
Consumer Durables - 2.56%
 +Electronic Arts                                       8,400           477,876
  Harman International                                 29,547         3,021,772
  KB HOME                                              27,954         2,046,233
  Lennar                                               56,550         3,379,427
  MDC Holdings                                         14,398         1,135,858
 +Toll Brothers                                        25,480         1,138,192
                                                                   ------------
                                                                     11,199,358
                                                                   ------------
Consumer Non-Durables - 13.20%
  Best Buy                                             37,050         1,612,787
  Coca-Cola                                            16,950           732,071
  CVS                                                  78,012         2,263,128
  Gillette                                             41,900         2,438,580
  Home Depot                                           61,650         2,351,331
 +Kohl's                                               58,000         2,910,440
  Lowe's                                              130,219         8,386,103
  NIKE                                                 16,000         1,306,880
  PepsiCo                                              28,127         1,595,082
  PETsMART                                             41,400           901,692
  Procter & Gamble                                    171,062        10,171,346
 +Starbucks                                           57,291          2,870,279
  Target                                              138,328         7,183,373
  Wal-Mart de Mexico ADR                               14,100           717,053
  Wal-Mart de Mexico Series V (Mexico)                 74,000           377,223
  Wal-Mart Stores                                     102,900         4,509,078
  Walgreen                                             65,395         2,841,413
  Yum Brands                                           93,148         4,509,295
                                                                   ------------
                                                                     57,677,154
                                                                   ------------

                                                     Number of        Market
                                                       Shares      Value (U.S.$)

Common Stock (continued)
Consumer Services - 6.25%
 +Apollo Group Class A                                 40,880       $ 2,714,023
  Carnival                                             51,750         2,586,465
  Cendant                                             109,300         2,255,952
 +Comcast Special Class A                              62,050         1,785,799
 +eBay                                                 12,640           520,768
  Four Seasons Hotels                                  11,815           678,181
  International Game Technology                        55,550         1,499,850
 +Liberty Media Class A                               258,900         2,084,145
 +MGM MIRAGE                                          117,586         5,146,739
  Scripps (E.W.)                                       18,120           905,456
  Time Warner                                          93,200         1,687,852
 +Univision Communications Class A                     69,150         1,834,550
 +Wynn Resorts                                         80,262         3,623,829
                                                                   ------------
                                                                     27,323,609
                                                                   ------------
Energy - 5.73%
  Baker Hughes                                         44,400         2,649,792
  Canadian Natural Resources                           47,163         2,131,296
  Exxon Mobil                                         144,469         9,179,560
  Halliburton                                          47,331         3,243,120
  Murphy Oil                                           13,200           658,284
  Peabody Energy                                       11,038           931,055
  Schlumberger                                         36,200         3,054,556
  Total (France)                                       11,700         3,194,197
                                                                   ------------
                                                                     25,041,860
                                                                   ------------
Finance - 15.73%
  ACE Limited                                          10,700           503,649
  American Express                                     55,000         3,159,200
  American International Group                         79,600         4,932,016
 +AmeriTrade Holding                                   47,600         1,022,448
  Anglo Irish Bank (Ireland)                          126,600         1,724,049
  Chicago Mercantile Exchange                          14,752         4,975,850
  Citigroup                                           129,200         5,881,184
  Countrywide Financial                               155,441         5,126,444
  Franklin Resources                                   14,100         1,183,836
  Genworth Financial                                   30,300           976,872
  Goldman Sachs Group                                  15,157         1,842,788
  Hartford Financial Services                          27,950         2,156,902
  Legg Mason                                            8,000           877,520
  Lehman Brothers Holdings                             26,309         3,064,472
  Marsh & McLennan                                     31,200           948,168
  Merrill Lynch                                        34,450         2,113,508
  Northern Trust                                       44,400         2,244,420
  Progressive                                          20,481         2,145,794
  Schwab (Charles)                                    116,100         1,675,323
  SLM                                                 156,647         8,402,544
  St. Joe                                              19,690         1,229,641
  State Street                                         67,660         3,309,927
  UBS                                                  50,188         4,291,074
  UBS (Switzerland)                                    41,500         3,527,276
  UCBH Holdings                                        78,642         1,440,721
                                                                   ------------
                                                                     68,755,626
                                                                   ------------

STATEMENTS                                        OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                     Number of        Market
                                                       Shares      Value (U.S.$)

Common Stock (continued)
Health Care - 18.32%
 +Amgen                                               114,650       $ 9,134,166
 +Amylin Pharmaceuticals                               36,312         1,263,295
  Biomet                                               43,650         1,515,092
 +Caremark Rx                                          30,900         1,542,837
 +Genentech                                           182,908        15,402,683
 +Genzyme                                              44,627         3,197,078
 +Gilead Sciences                                      39,360         1,919,194
  Johnson & Johnson                                    26,400         1,670,592
  Medtronic                                           100,215         5,373,528
  Novartis (Switzerland)                               39,000         1,978,326
  Pfizer                                               67,100         1,675,487
  Quest Diagnostics                                    34,468         1,742,013
  Roche Holding (Switzerland)                           7,400         1,028,064
 +Sepracor                                             14,500           855,355
 +St. Jude Medical                                     15,000           702,000
  Stryker                                              25,400         1,255,522
  Teva Pharmaceutical Industries ADR                   17,700           591,534
  UnitedHealth Group                                  354,413        19,918,011
 +WellPoint                                            51,800         3,927,476
 +Zimmer Holdings                                      77,746         5,355,922
                                                                   ------------
                                                                     80,048,175
                                                                   ------------
Technology - 17.42%
  America Movil ADR                                    65,700         1,729,224
  Analog Devices                                       73,300         2,722,362
 +Apple Computer                                      120,776         6,474,801
 +ASML Holding (Netherlands)                           27,300           448,303
 +Cisco Systems                                        40,000           717,200
 +Corning                                             146,300         2,827,979
 +Crown Castle International                           65,000         1,600,950
 +Dell                                                125,500         4,292,100
 +EMC                                                 118,200         1,529,508
 +Expedia                                              14,550           288,236
  General Dynamics                                     34,920         4,174,686
 +Google Class A                                       23,057         7,296,618
  Intel                                               117,400         2,893,910
 +Juniper Networks                                     52,100         1,239,459
  Lockheed Martin                                      35,045         2,139,147
 +Marvell Technology Group                             29,400         1,355,634
  Maxim Integrated Products                            28,950         1,234,718
 +Mercury Interactive                                  16,900           669,240
  Microsoft                                           253,500         6,522,555
  Motorola                                            252,511         5,577,968
  Nokia Oyj (Finland)                                  84,600         1,417,724
 +Oracle                                              174,200         2,158,338
  QUALCOMM                                            200,018         8,950,806
  Samsung Electronics (Republic of Korea)               2,100         1,183,321
  Sprint                                               77,723         1,848,253
  TELUS                                                20,800           847,392
  TELUS (Canada)                                       10,500           438,155
  Xilinx                                               59,200         1,648,720
 +Yahoo                                                56,500         1,911,960
                                                                   ------------
                                                                     76,139,267
                                                                   ------------

Transportation - 3.32%
  Burlington Northern Santa Fe                         52,331       $ 3,129,394
  FedEx                                               111,853         9,745,751
  Union Pacific                                        23,024         1,650,821
                                                                   ------------
                                                                     14,525,966
                                                                   ------------
Utilities - 0.86%
  TXU                                                  33,199         3,747,503
                                                                   ------------
                                                                      3,747,503
                                                                   ------------
Total Common Stock (cost $375,008,489)                              413,525,254
                                                                   ------------


                                                  Principal
                                                   Amount
REPURCHASE AGREEMENTS - 5.76%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $10,395,815, collateralized by
    $1,390,000 U.S. Treasury Bills
    due 2/16/06, market value
    $1,370,944, $418,000 U.S. Treasury
    Notes 1.50% due 3/31/06, market
    value $412,928, $3,480,000 U.S.
    Treasury Notes 1.875% due 1/31/06,
    market value $3,471,022, $3,028,000
    U.S. Treasury Notes 2.375% due 8/15/06,
    market value $2,995,362, $1,342,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $1,340,685, $626,000
    U.S. Treasury Notes 2.75% due 7/31/06,
    market value $622,996, $85,000
    U.S. Treasury Notes 2.875% due 11/30/06,
    market value $84,378, $299,000
    U.S. Treasury Notes 4.625% due 5/15/06,
    market value $305,782)                        $10,393,000        10,393,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $14,795,006, collateralized by
    $15,333,000 U.S. Treasury Bills
    due 3/2/06, market value $15,092,381)          14,791,000        14,791,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (cost $25,184,000)                       25,184,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 100.38%
  (cost $400,192,489)                                               438,709,254
LIABILITIES NET OF RECEIVABLES AND
OTHER ASSETS - (0.38%)                                               (1,647,753)
                                                                   ------------
NET ASSETS APPLICABLE TO 40,746,384 SHARES
  OUTSTANDING - 100.00%                                            $437,061,501
                                                                   ============

STATEMENTS                                         OPTIMUM LARGE CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)





Net Asset Value -- Optimum Large Cap Growth Fund
  Class A ($38,521,764 / 3,591,474 Shares)                               $10.73
                                                                         ------
Net Asset Value -- Optimum Large Cap Growth Fund
  Class B ($8,880,420 / 839,406 Shares)                                  $10.58
                                                                         ------
Net Asset Value -- Optimum Large Cap Growth Fund
  Class C ($129,957,101 / 12,286,572 Shares)                             $10.58
                                                                         ------
Net Asset Value -- Optimum Large Cap Growth Fund
  Institutional Class ($259,702,216 / 24,028,932 Shares)                 $10.81
                                                                         ------

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $400,072,978
Accumulated net investment income                                           737
Accumulated net realized loss on investments                         (1,527,227)
Net unrealized appreciation of investments
  and foreign currencies                                             38,515,013
                                                                   ------------
Total net assets                                                   $437,061,501
                                                                   ============

+Non-income producing security for the period ended September 30, 2005.

SUMMARY OF ABBREVIATION:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  OPTIMUM LARGE CAP GROWTH FUND
Net asset value Class A (A)                                              $10.73
Sales charge (5.75% of offering price) (B)                                 0.65
                                                                         ------
Offering price                                                           $11.38
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.




The following foreign currency exchange contracts were outstanding at September 30, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
                               In         Value of
Contracts to                Exchange      Contract    Settlement    Unrealized
Receive                       For        at 9/30/05      Date      Depreciation
----------                  --------    -----------   ----------   ------------
250,249
  European
  Monetary Units         US$(301,374)     $300,852      10/03/05      $(522)
144,806
  Swiss Francs           US$(112,114)      111,899      10/03/05       (215)
                                                                    -------
                                                                      $(737)
                                                                    =======
(1) See Note 6 in "Notes to Financial Statements."

See accompanying notes

STATEMENTS                                       OPTIMUM LARGE CAP VALUE FUND
  OF NET ASSETS (CONTINUED)                      September 30, 2005 (Unaudited)




                                                   Number of          Market
                                                     Shares        Value (U.S.$)

COMMON STOCK - 96.70%
Consumer Discretionary - 11.04%
 +Clear Channel Communications                       163,890        $ 5,390,341
 +Comcast Class A                                    100,200          2,943,876
  Disney (Walt)                                       37,670            908,977
 +Federated Department Stores                         41,430          2,770,424
  Gap                                                122,080          2,127,854
  General Motors                                     121,700          3,725,237
  Hasbro                                              41,630            818,030
  Lowe's                                              22,500          1,449,000
  Mattel                                              95,300          1,589,604
  McDonald's                                          58,130          1,946,774
  Reader's Digest Association Class A                 40,300            643,591
  Reed Elsevier (United Kingdom)                     142,610          1,320,861
  Regal Entertainment Class A                        155,800          3,122,232
 +Sears Holdings                                      29,000          3,608,180
  Sony ADR                                            54,700          1,815,493
 +Time Warner                                        230,960          4,182,686
  TJX                                                 70,620          1,446,298
  Tribune                                            107,040          3,627,586
  Viacom Class B                                      73,540          2,427,555
                                                                   ------------
                                                                     45,864,599
                                                                   ------------
Consumer Staples - 8.27%
  Altria Group                                        97,420          7,180,827
  Archer-Daniels-Midland                              66,160          1,631,506
  Coca-Cola                                           12,150            524,759
  Diageo (United Kingdom)                             70,570          1,014,672
  Flowers Foods                                       31,100            848,408
  Heinz (H.J.)                                        43,760          1,598,990
  Kellogg                                             69,790          3,219,413
  Kimberly-Clark                                      76,890          4,577,262
  Kraft Foods Class A                                 52,550          1,607,505
  Nestle (Switzerland)                                 4,205          1,231,413
  PepsiCo                                             24,210          1,372,949
  Sara Lee                                           297,070          5,629,476
  Unilever                                            54,760          3,912,602
                                                                   ------------
                                                                     34,349,782
                                                                   ------------
Energy - 8.81%
  Amerada Hess                                         6,000            825,000
  BP ADR                                              43,080          3,052,218
  Chevron                                             27,822          1,800,918
  ConocoPhillips                                     181,260         12,671,887
  Devon Energy                                        26,150          1,794,936
  EOG Resources                                       24,080          1,803,592
  Exxon Mobil                                         74,150          4,711,491
 +Noble                                              18,870          1,291,840
  Royal Dutch Shell ADR                               52,380          3,438,223
  Total ADR                                           38,610          5,244,010
                                                                   ------------
                                                                     36,634,115
                                                                   ------------
Financials - 24.10%
  AFLAC                                               20,700            937,710
  Allstate                                           154,960          8,567,738
  American Express                                    34,520          1,982,829
  American International Group                        17,100          1,059,516
  Bank of America                                    262,746         11,061,607
  Chubb                                               67,470          6,041,939
  Citigroup                                          239,810         10,916,152
  Fannie Mae                                          92,850          4,161,537

                                                    Number of         Market
                                                      Shares       Value (U.S.$)

COMMON STOCK (continued)
Financials (continued)
  Franklin Resources                                   11,520        $  967,219
  Freddie Mac                                          16,670           941,188
  Goldman Sachs Group                                  52,690         6,406,050
  Hartford Financial Services                          27,400         2,114,458
  J.P. Morgan Chase                                   148,151         5,026,763
  Lehman Brothers Holdings                             12,530         1,459,494
  MBNA                                                 41,990         1,034,634
  Mellon Financial                                     54,640         1,746,841
  Merrill Lynch                                       108,960         6,684,696
  MetLife                                             117,980         5,878,943
  PNC Financial Services Group                         49,080         2,847,622
 +Prudential Financial                                 32,080         2,167,325
  SAFECO                                               30,700         1,638,766
  Schwab (Charles)                                    165,930         2,394,370
  St. Paul Travelers                                  154,013         6,910,564
  SunTrust Banks                                       62,540         4,343,403
  UBS (Switzerland)                                    12,671         1,076,966
  Wells Fargo                                          30,790         1,803,370
                                                                   ------------
                                                                    100,171,700
                                                                   ------------
Health Care - 10.16%
  Abbott Laboratories                                  52,250         2,215,400
  Baxter International                                 16,690           665,430
  Bristol-Myers Squibb                                145,620         3,503,617
 +Chiron                                               45,510         1,985,146
  HCA                                                 129,600         6,210,432
  Johnson & Johnson                                    68,530         4,336,578
  Lilly (Eli)                                           4,180           223,714
  Merck                                                97,690         2,658,145
  Pfizer                                               16,190           404,264
  Schering-Plough                                     186,600         3,927,930
 +Tenet Healthcare                                    256,900         2,884,987
 +Watson Pharmaceuticals                               77,200         2,826,292
  Wyeth                                               224,630        10,393,631
                                                                   ------------
                                                                     42,235,566
                                                                   ------------
Industrials - 9.21%
  Boeing                                               37,100         2,520,945
  Burlington Northern Santa Fe                         38,020         2,273,596
  CNF                                                   9,700           509,250
  Cooper Industries                                    23,420         1,619,259
  CSX                                                  98,900         4,596,871
  Deere & Company                                      60,125         3,679,650
  Emerson Electric                                      7,190           516,242
  Finning International (Canada)                        7,670           264,178
  Grainger (W.W.)                                      16,680         1,049,506
  Honeywell International                              51,500         1,931,250
  Illinois Tool Works                                  19,050         1,568,387
  Lockheed Martin                                      68,570         4,185,512
  Masco                                               113,210         3,473,283
  Norfolk Southern                                     11,200           454,272
  Northrop Grumman                                     66,960         3,639,276
  Sandvik (Sweden)                                     15,580           774,979
  Tyco International                                   18,600           518,010
  United Technologies                                  50,900         2,638,656
  Waste Management                                     71,600         2,048,476
                                                                   ------------
                                                                     38,261,598
                                                                   ------------

STATEMENTS                                          OPTIMUM LARGE CAP VALUE FUND
OF NET ASSETS (CONTINUED)



                                                    Number of         Market
                                                      Shares       Value (U.S.$)

COMMON STOCK (continued)
Information Technology - 5.42%
 +Accenture Limited Class A                           134,910       $ 3,434,809
 +Advanced Micro Devices                              105,800         2,666,160
 +Analog Devices                                       25,490           946,699
 +Cisco Systems                                        46,650           836,435
  Electronic Data Systems                             101,100         2,268,684
  Hewlett-Packard                                     209,520         6,117,983
  International Business Machines                      24,900         1,997,478
 +Lucent Technologies                                 639,900         2,079,675
 +Oracle                                               88,640         1,098,250
 +Symantec                                             48,130         1,090,626
                                                                   ------------
                                                                     22,536,799
                                                                   ------------
Materials - 6.12%
  Air Liquide (France)                                  2,840           522,358
  Air Products & Chemicals                             89,790         4,951,021
  Bowater                                               8,530           241,143
  Dow Chemical                                         43,780         1,824,313
  duPont (E.I.) deNemours                             147,420         5,774,440
  International Paper                                  68,600         2,044,280
  MeadWestvaco                                        146,300         4,040,806
 +Nalco Holding                                        26,350           444,525
  PPG Industries                                       45,350         2,684,267
  Praxair                                              14,010           671,499
 +Smurfit-Stone Container                              45,960           476,146
  Syngenta (Switzerland)                               16,970         1,776,723
                                                                   ------------
                                                                     25,451,521
                                                                   ------------
Real Estate - 1.44%
  American Financial Realty Trust                     118,300         1,679,860
  Crescent Real Estate                                125,100         2,565,801
  Friedman Billings Ramsey Group Class A              171,000         1,742,490
                                                                   ------------
                                                                      5,988,151
                                                                   ------------
Telecommunication Services - 8.11%
  ALLTEL                                              103,900         6,764,929
  Nokia ADR                                           407,200         6,885,752
 +Qwest Communications International                  534,900         2,193,090
  SBC Communications                                  188,500         4,518,345
  Sprint                                              201,590         4,793,810
  Verizon Communications                              172,430         5,636,737
  Vodafone Group (United Kingdom)                   1,123,530         2,923,644
                                                                   ------------
                                                                     33,716,307
                                                                   ------------
Utilities - 4.02%
  American Electric Power                             141,430         5,614,771
  Dominion Resources                                   64,040         5,516,406
  Entergy                                              11,920           885,894
  Exelon                                               14,710           786,102
  FPL Group                                             9,820           467,432
  PPL                                                  38,620         1,248,585
  Public Service Enterprise Group                      16,030         1,031,691
  TXU                                                  10,140         1,144,603
                                                                   ------------
                                                                     16,695,484
                                                                   ------------
TOTAL COMMON STOCK (cost $385,993,855)                              401,905,622
                                                                   ------------

                                                    Number of         Market
                                                      Shares       Value (U.S.$)

Repurchase Agreements - 4.23%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $7,250,963, collateralized by
    $970,000 U.S. Treasury Bills due
    2/16/06, market value $956,297,
    $291,000 U.S. Treasury Notes 1.50%
    due 3/31/06, market value $288,037,
    $2,428,000 U.S. Treasury Notes 1.875%
    due 1/31/06, market value $2,421,198,
    $2,112,000 U.S. Treasury Notes 2.375%
    due 8/15/06, market value $2,089,403,
    $936,000 U.S. Treasury Notes 2.50%
    due 5/31/06, market value $935,190,
    $437,000 U.S. Treasury Notes 2.75%
    due 7/31/06, market value $434,569,
    $59,000 U.S. Treasury Notes 2.875%
    due 11/30/06, market value $58,858,
    $209,000 U.S. Treasury Notes 4.625%
    due 5/15/06, market value $213,297)            $7,249,000       $ 7,249,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $10,320,794, collateralized by
    $10,695,000 U.S. Treasury Bills
    due 3/2/06, market value $10,527,631)          10,318,000        10,318,000
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS (cost $17,567,000)                       17,567,000
                                                                   ------------

Total Market Value of Securities - 100.93%
  (cost $403,560,855)                                               419,472,622
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS - (0.93%)                                                   (3,864,028)
                                                                   ------------
NET ASSETS APPLICABLE TO 37,245,682 SHARES
  OUTSTANDING - 100.00%                                            $415,608,594
                                                                   ============

Net Asset Value - Optimum Large Cap Value Fund
  Class A ($38,737,361 / 3,465,800 Shares)                               $11.18
                                                                         ------
Net Asset Value - Optimum Large Cap Value Fund
  Class B ($9,154,646 / 825,575 Shares)                                  $11.09
                                                                         ------
Net Asset Value - Optimum Large Cap Value Fund
  Class C ($133,954,332 / 12,083,945 Shares)                             $11.09
                                                                         ------
Net Asset Value - Optimum Large Cap Value Fund
  Institutional Class ($233,762,255 / 20,870,362 Shares)                 $11.20
                                                                         ------

STATEMENTS                                         OPTIMUM LARGE CAP VALUE FUND
OF NET ASSETS (CONTINUED)


COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $384,463,504
Undistributed investment income                                       1,056,921
  Accumulated net realized gain on investments                       14,177,899
Net unrealized appreciation of investments
  and foreign currencies                                             15,910,270
                                                                   ------------
Total net assets                                                   $415,608,594
                                                                   ============

+Non-income producing security for the period ended September 30, 2005.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

Net Asset Value and Offering Price per Share -
  Optimum Large Cap Value Fund
Net asset value Class A (A)                                              $11.18
Sales charge (5.75% of offering price) (B)                                 0.68
                                                                         ------
Offering price                                                           $11.86
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2005 (Unaudited)


                                                    Number of         Market
                                                      Shares          Value

Common Stock - 94.91%
Basic Industry/Capital Goods - 15.14%
 +A.S.V.                                               29,782       $   674,562
 +Ceradyne                                             30,091         1,103,738
  Donaldson                                            29,000           885,370
  Florida Rock Industries                               7,500           480,675
 +Genlyte Group                                        22,000         1,057,760
  Kaydon                                               10,000           284,100
 +Mettler-Toledo International                         20,000         1,019,600
  Mine Safety Appliances                                8,000           309,600
 +Newpark Resources                                    37,000           311,540
  Nordson                                              31,000         1,178,930
 +NuCo2                                                 5,700           146,775
  Pentair                                              26,000           949,000
 +Pride International                                  32,000           912,320
 +Quanta Services                                      50,000           638,000
 +Rogers                                                4,700           181,890
  Scotts Miracle - Gro                                 13,400         1,178,262
  Spartech                                             47,000           918,380
 +TurboChef Technologies                               31,732           494,702
 +Waste Connections                                    27,300           957,684
                                                                   ------------
                                                                     13,682,888
                                                                   ------------
Business Services - 11.12%
 +AnswerThink                                          42,800           166,920
 +aQuantive                                            65,770         1,323,950
  CDW                                                   5,500           324,060
 +Ceridian                                             50,000         1,037,500
  Chicago Bridge & Iron                                13,000           404,170
 +Concur Technologies                                  27,900           345,123
 +CRA International                                     7,788           324,682
 +Desarrolladora Homex ADR                             11,758           361,088
 +LECG                                                 18,377           422,671
  MAXIMUS                                              12,000           429,000
 +Navigant Consulting                                  29,500           565,220
 +Pegasus Solutions                                    47,000           422,060
 +SkillSoft ADR                                        75,000           343,500
 +SSA Global Technologies                              90,000         1,583,999
 +Stamps.com                                           20,712           356,454
  Talx                                                  8,788           288,159
 +ValueClick                                           58,615         1,001,730
 +WebSideStory                                         19,600           347,312
                                                                   ------------
                                                                     10,047,598
                                                                   ------------
Consumer Durables - 0.14%
  Polaris Industries                                    2,600           128,830
                                                                   ------------
                                                                        128,830
                                                                   ------------
Consumer Non-Durables - 4.80%
  Abercrombie & Fitch Class A                          12,000           598,199
 +Aeropostale                                          13,450           285,813
 +Brookstone                                            5,100           101,694
 +Carter's                                              5,000           284,000
 +Central European District                            22,671           965,557
  Christopher & Banks                                   7,950           110,267
 +Hansen Natural                                        1,858            87,475
 +Parlux Fragrances                                     8,898           259,288
 +PETCO Animal Supplies                                21,300           450,708
 +Prestige Brands Holdings                             25,000           308,000
 +Sports Authority                                     12,000           353,280
 +USANA Health Sciences                                 7,417           353,791
 +Volcom                                                6,600           184,866
                                                                   ------------
                                                                      4,342,938
                                                                   ------------

                                                    Number of         Market
                                                      Shares           Value

COMMON STOCK (continued)
  Consumer Services - 8.14%
  Central Parking                                      45,000         $ 672,750
  Charles & Colvard                                     6,256           156,150
 +Coinstar                                             14,000           259,140
  Ctrip.Com International ADR                          13,317           853,353
 +Entravision Communications                          120,000           944,400
 +Focus Media Holding ADR                              32,800           877,072
 +HealthExtras                                         17,800           380,564
  International Speedway Class A                       15,500           813,285
 +ITT Educational Services                             10,000           493,500
 +Lions Gate Entertainment Corp                        85,000           810,900
 +Salem Communications Class A                         45,000           829,800
 +Spanish Broadcasting Systems Class A                 36,400           261,352
                                                                   ------------
                                                                      7,352,266
                                                                   ------------
Energy - 6.53%
 +ATP Oil & Gas                                        16,389           538,215
 +Bronco Drilling                                      18,400           506,920
 +Carrizo Oil & Gas                                    35,750         1,047,475
 +Dril-Quip                                             5,200           249,600
 +FMC Technologies                                     21,000           884,310
 +Pioneer Drilling                                      8,500           165,920
 +Quicksilver Resources                                11,400           544,806
 +Veritas DGC                                          20,153           738,003
  Western Gas Resources                                17,800           911,894
 +Whiting Petroleum                                     7,241           317,445
                                                                   ------------
                                                                      5,904,588
                                                                   ------------
Financials - 3.88%
 +AmeriCredit                                          29,500           704,165
 +Euronet Worldwide                                    29,457           871,632
  HCC Insurance Holdings                               28,050           800,267
 +Markel                                                  500           165,250
  Mercantile Bank                                       4,263           182,414
  TCF Financial                                         8,400           224,700
 +TradeStation Group                                   21,200           214,968
 +United America Indemnity                              7,000           128,450
 +World Acceptance                                      8,500           215,985
                                                                   ------------
                                                                      3,507,831
                                                                   ------------
Health Care - 21.05%
 +Adams Respiratory Therapeutics                       16,300           526,327
 +Adeza Biomedical                                     24,555           427,503
 +American Healthways                                   7,872           333,773
 +American Science & Engineering                        8,266           542,167
 +Anika Therapeutics                                   25,410           300,346
  Arrow International                                  20,000           564,000
 +Arthrocare                                           15,285           614,763
 +Aspect Medical Systems                               11,510           341,041
 +Centene                                              10,296           257,709
 +Charles River Laboratories International             21,500           937,830
 +Coventry Health Care                                  4,495           386,660
  Diagnostic Products                                  14,000           738,220
 +Edwards Lifesciences                                  6,000           266,460
 +Exelixis                                             47,000           360,490
 +First Horizon Pharmaceutical                         16,545           328,749
 +Hologic                                               4,631           267,440
 +IntraLase                                            22,115           325,312
 +Kensey Nash                                          10,317           316,319
 +Kos Pharmaceuticals                                  19,511         1,305,872
 +Kyphon                                               17,319           760,997

STATEMENTS                                        OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                    Number of         Market
                                                      Shares          Value

Common Stock (continued)
Health Care (continued)
 +La Jolla Pharmaceutical                             125,000         $ 95,000
 +Laserscope                                           12,891          363,268
  LCA-Vision                                           20,601          764,709
 +LHC Group                                            19,278          297,845
 +LifeCell                                             46,211          999,544
 +Ligand Pharmaceuticals Class B                       30,000          304,095
 +Lincare Holdings                                      3,500          143,675
 +Merge Technologies                                   18,988          324,505
 +Momenta Pharmaceuticals                              10,000          272,500
  NDCHealth                                             6,300          119,196
 +Neurocrine Biosciences                               14,500          713,255
 +Par Pharmaceuticals                                  18,500          492,470
 +Salix Pharmaceuticals                                19,768          420,070
 +Schick Technologies                                   2,500           65,750
 +Serologicals                                         33,000          744,480
 +SFBC International                                   24,204        1,074,393
 +Shamir Optical Industry                                 745            7,562
 +Syneron Medical                                      12,918          472,024
 +United Therapeutics                                  10,521          734,366
 +Ventiv Health                                        16,669          436,894
 +VNUS Medical Technologies                            26,677          277,974
                                                                   -----------
                                                                    19,025,553
                                                                   -----------
Technology - 21.48%
  ALLTEL                                                4,422          287,916
 +American Tower Class A                               44,400        1,107,780
  Amphenol Class A                                     10,000          403,400
 +Andrew                                               18,200          202,930
 +Audible                                              25,440          312,658
 +AudioCodes                                           35,461          390,426
 +Aviall                                               17,000          574,260
 +Blue Coat Systems                                    10,776          468,540
 +Crown Castle International                           18,400          453,192
  CTS                                                  37,000          447,700
 +Digital River                                         6,000          209,100
 +Entegris                                             70,000          791,000
 +ESCO Technologies                                    18,000          901,260
 +Glenayre Technologies                                88,623          318,157
+#Indus International                                  80,000          213,600
 +InPhonic                                             10,690          146,988
 +Integrated Device Technology                         12,740          136,828
 +Intermagnetics General                               28,000          782,320
 +Ixia                                                 39,667          583,502
 +IXYS                                                 20,000          211,200
 +Jamdat Mobile                                        21,210          445,410
 +JDA Software Group                                    8,600          130,548
 +Jupitermedia                                         19,557          346,354
 +M-Systems Flash Disk Pioneers                        16,475          492,932
 +MTC Technologies                                      7,559          241,737
 +Nice Systems                                         12,300          555,714
 +Novell                                              140,400        1,045,980
 +Online Resources                                     33,410          353,478
 +Openwave Systems                                     28,504          512,502
 +Orckit Communications                                17,628          441,229
 +Parametric Technology                                53,300          371,501
 +PDF Solutions                                        24,057          399,346
 +RightNow Technologies                                25,934          381,748
 +SafeNet                                              10,603          384,995

                                                    Number of         Market
                                                      Shares          Value
COMMON STOCK (continued)
Technology (continued)
 +SeaChange International                               9,300        $  59,148
 +Silicon Motion Technology ADR                        27,200          416,160
  Symbol Technologies                                  50,000          484,000
 +Symmetricom                                          25,000          193,500
 +Tellabs                                             115,000        1,209,799
 +Tessera Technologies                                 10,563          315,939
 +Time Warner Telecom Class A                          70,000          546,000
 +Trident Microsystems                                 20,500          652,105
 +UNOVA                                                14,000          489,720
                                                                   -----------
                                                                    19,412,602
                                                                   -----------
Transportation - 1.24%
  Heartland Express                                    55,000        1,118,700
                                                                   -----------
                                                                     1,118,700
                                                                   -----------
Utilities - 1.39%
  Northeast Utilities                                  27,000          538,650
  ONEOK                                                21,000          714,420
                                                                   -----------
                                                                     1,253,070
                                                                   -----------
TOTAL COMMON STOCK (cost $72,342,825)                               85,776,864
                                                                   -----------
                                                   Principal
                                                     Amount

REPURCHASE AGREEMENTS - 5.18%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $1,933,524, collateralized by
    $259,000 U.S. Treasury Bills due
    2/16/06, market value $254,983,
    $78,000 U.S. Treasury Notes 1.50%
    due 3/31/06, market value $76,801,
    $647,000 U.S. Treasury Notes 1.875%
    due 1/31/06, market value $645,579,
    $563,000 U.S. Treasury Notes 2.375%
    due 8/15/06, market value $557,111,
    $250,000 U.S. Treasury Notes 2.50%
    due 5/31/06, market value $249,356,
    $117,000 U.S. Treasury Notes 2.75%
    due 7/31/06, market value $115,872,
    $16,000 U.S. Treasury Notes 2.875%
    due 11/30/06, market value $15,694,
    $56,000 U.S. Treasury Notes 4.625%
    due 5/15/06, market value $56,873)             $1,933,000        1,933,000
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $2,751,745, collateralized by
    $2,852,000 U.S. Treasury Bills
    due 3/2/06, market value $2,807,049)            2,751,000        2,751,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $4,684,000)                                                  4,684,000
                                                                   -----------

STATEMENTS                                        OPTIMUM SMALL CAP GROWTH FUND
  OF NET ASSETS (CONTINUED)


                                                    Number of         Market
                                                      Shares          Value

TOTAL MARKET VALUE OF SECURITIES - 100.09%
  (cost $77,026,825)                                               $90,460,864
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (0.09%)                                               (81,674)
                                                                   -----------
NET ASSETS APPLICABLE TO 7,015,129 SHARES
  OUTSTANDING - 100.00%                                            $90,379,190
                                                                   ===========

Net Asset Value - Optimum Small Cap Growth Fund
  Class A ($9,385,100 / 728,117 Shares)                                 $12.89
                                                                        ------
Net Asset Value - Optimum Small Cap Growth Fund
  Class B ($1,977,122 / 155,404 Shares)                                 $12.72
                                                                        ------
Net Asset Value - Optimum Small Cap Growth Bond Fund
  Class C ($28,812,189 / 2,264,617 Shares)                              $12.72
                                                                        ------
Net Asset Value - Optimum Small Cap Growth Fund
  Institutional Class ($50,204,779 / 3,866,991 Shares)                  $12.98
                                                                        ------

Components of Net Assets at September 30, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                              $77,563,333
Accumulated net realized loss on investments                          (618,182)
Net unrealized appreciation of investments                          13,434,039
                                                                   -----------
Total net assets                                                   $90,379,190
                                                                   ===========

 +Non-income producing security for the period ended September 30, 2005.

 #Restricted Security - Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2005, the aggregate amount of the restricted security equals 0.24% of the Fund's net assets. See Note 10 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATION
ADR - American Depository Receipt


NET ASSET VALUE AND OFFERING PRICE PER SHARE --
  OPTIMUM SMALL CAP GROWTH FUND
Net asset value Class A (A)                                             $12.89
Sales charge (5.75% of offering price) (B)                                0.79
                                                                       -------
Offering price                                                          $13.68
                                                                       =======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $75,000 or more.

See accompanying notes

STATEMENTS                                        OPTIMUM SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)                       September 30, 2005 (Unaudited)



                                                    Number of         Market
                                                      Shares          Value

Common Stock - 90.81%
Basic Industry - 17.92%
  Agrium                                               37,500        $  823,875
 +Aleris International                                 32,000           878,400
  Algoma Steel                                         10,100           200,182
  AMETEK                                               10,000           429,700
  Cambrex                                              42,000           796,320
 +CF Industries Holdings                               82,000         1,214,420
  Crane                                                19,500           579,930
  Cytec Industries                                     22,000           954,360
  ElkCorp                                              17,000           608,090
  Engelhard                                            46,000         1,283,860
  Federal Signal                                       34,000           581,060
 +FMC                                                   7,500           429,150
 +GrafTech International                               30,000           162,900
 +Hercules                                             85,000         1,038,700
  Longview Fibre                                       85,300         1,662,497
  Lubrizol                                             15,900           688,947
 +Material Sciences                                    27,000           406,890
 +Mettler-Toledo International                          3,400           173,332
 +Pioneer Companies                                    34,000           818,040
  Pope & Talbot                                        35,700           364,497
  Smith (A.O.)                                         15,000           427,500
  Sonoco Products                                      23,000           628,130
  St. Joe                                               6,100           380,945
                                                                   ------------
                                                                     15,531,725
                                                                   ------------
Business Services - 11.50%
  Bowne & Company                                      77,200         1,103,188
  Donnelley (R.R.) & Sons                              20,000           741,400
  IKON Office Solutions                                30,900           308,382
  Kelly Services                                       48,600         1,490,076
 +PHH                                                  64,800         1,779,408
 +ProQuest                                             39,000         1,411,800
 +R.H. Donnelley                                        6,800           430,168
 +Spherion                                            184,500         1,402,200
 +Valassis Communications                              33,300         1,298,034
                                                                   ------------
                                                                      9,964,656
                                                                   ------------
Capital Spending - 8.03%
  Acuity Brands                                        37,000         1,097,790
  Commercial Metals                                    20,000           674,800
 +Flowserve                                            65,100         2,366,385
  Harsco                                                5,000           327,850
  Kennametal                                           33,000         1,618,320
 +NaviStar International                               27,000           875,610
                                                                   ------------
                                                                      6,960,755
                                                                   ------------
Conglomerates - 1.96%
  Honeywell International                              22,000           825,000
  SPX                                                  19,000           873,050
                                                                   ------------
                                                                      1,698,050
                                                                   ------------
Consumer Cyclical - 8.84%
  Beazer Homes USA                                     12,900           756,843
  Furniture Brands International                      100,300         1,808,409
 +Hayes Lemmerz International                          44,200           198,016
  Lear                                                 23,100           784,707
  M/I Homes                                             3,200           173,632
  Newell Rubbermaid                                    39,000           883,350
  Standard Motor Products                              75,000           608,250
  Stanley Works                                         9,000           420,120
 +WCI Communities                                      71,400         2,025,618
                                                                   ------------
                                                                      7,658,945
                                                                   ------------

                                                    Number of         Market
                                                      Shares          Value

COMMON STOCK (continued)
Consumer Services - 11.85%
 +BJ's Wholesale Club                                  13,800        $  383,640
  Callaway Golf                                        32,800           494,952
 +Coinstar                                             30,000           555,300
  Delta Apparel                                        30,000           429,300
 +Eddie Bauer Holdings                                 17,000           420,750
  Finish Line Class A                                  30,000           437,700
  Foot Locker                                          75,000         1,645,500
  Gray Television Class B                              18,400           194,856
 +Group 1 Automotive                                   15,600           430,560
  Jones Apparel Group                                  44,000         1,254,000
 +Lodgian                                              79,500           814,875
 +Magna Entertainment Class A                          80,800           538,128
 +Pathmark Stores                                      49,400           556,738
  Reader's Digest Association Class A                  10,000           159,700
 +Sunterra                                             31,000           407,030
 +Tommy Hilfiger                                       12,200           211,670
 +Warnaco Group Class A                                61,000         1,336,510
                                                                   ------------
                                                                     10,271,209
                                                                   ------------
Consumer Staples - 0.25%
 +Del Monte Foods                                      20,100           215,673
                                                                   ------------
                                                                        215,673
                                                                   ------------
Energy - 3.94%
  Ashland                                               5,200           287,248
 +Forest Oil                                            6,000           312,600
  Foundation Coal Holdings                             34,100         1,311,145
 +Giant Industries                                     11,900           696,626
 +Southern Union                                       31,154           802,839
                                                                   ------------
                                                                      3,410,458
                                                                   ------------
Financial Services - 3.02%
 +Allmerica Financial                                  20,100           826,914
 +AmeriCredit                                          11,300           269,731
 +Conseco                                              18,500           390,535
 +KMG America                                          43,000           344,000
 +PMA Capital Class A                                   5,300            46,534
 +United America Indemnity                             40,464           742,514
                                                                   ------------
                                                                      2,620,228
                                                                   ------------
Health Care - 0.69%
  STERIS                                               25,000           594,750
                                                                   ------------
                                                                        594,750
                                                                   ------------
Real Estate - 6.54%
  Aames Investment                                     73,800           463,464
  American Financial Realty Trust                      44,200           627,640
  Brookfield Homes                                     11,300           627,489
  Capital Lease Funding                                19,200           198,720
  Fieldstone Investment                                62,000           722,920
  Government Properties Trust                           3,300            32,340
 +Jameson Inns                                        155,200           319,712
  MI Developments Class A                              61,300         2,068,875
  MortgageIT Holdings                                  26,700           379,674
  Thomas Properties Group                              17,400           226,374
                                                                   ------------
                                                                      5,667,208
                                                                   ------------

STATEMENTS                                         OPTIMUM SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                    Number of         Market
                                                      Shares          Value

COMMON STOCK (continued)
Technology - 11.62%
 +BearingPoint                                        108,900        $  826,551
  EDO                                                  14,800           444,444
 +Gerber Scientific                                    40,000           313,600
  Imation                                               8,500           364,395
 +International Rectifier                              23,000         1,036,840
 +Lawson Software                                      89,100           618,354
 +Metrologic Instruments                               35,000           636,650
 +Micromuse                                            31,600           249,008
 +Novell                                               76,700           571,415
  Reynolds & Reynolds Class A                          19,000           520,790
 +Solectron                                            60,000           234,600
  Symbol Technologies                                  87,000           842,160
 +Thermo Electron                                      49,000         1,514,100
 +Unisys                                               65,000           431,600
 +Vishay Intertechnology                               57,000           681,150
 +Zebra Technologies Class A                           20,000           781,800
                                                                     ----------
                                                                     10,067,457
                                                                     ----------
Transportation - 3.92%
 +AirTran Holdings                                     41,100           520,326
  Alexander & Baldwin                                  17,600           937,024
 +Central Freight Lines                                38,700            80,659
  Overseas Shipholding Group                           12,400           723,292
 +SCS Transportation                                   25,900           406,889
 +Yellow Roadway                                       17,500           724,850
                                                                     ----------
                                                                      3,393,040
                                                                     ----------
Utilities - 0.73%
  Alliant Energy                                       21,600           629,208
                                                                     ----------
                                                                        629,208
                                                                     ----------
Total Common Stock (cost $72,319,407)                                78,683,362
                                                                     ----------
                                                   Principal
                                                    Amount
REPURCHASE AGREEMENTS - 9.07%
  With BNP Paribas 3.25% 10/03/05
    (dated 9/30/05, to be repurchased at
    $3,244,879, collateralized by $434,000
    U.S. Treasury Bills due 2/16/06, market
    value $427,985, $130,000 U.S. Treasury
    Notes 1.50% due 3/31/06, market value
    $128,909, $1,086,000 U.S. Treasury Notes
    1.875% due 1/31/06, market value $1,083,592,
    $945,000 U.S. Treasury Notes 2.375%
    due 8/15/06, market value $935,099,
    $419,000 U.S. Treasury Notes 2.50% due
    5/31/06, market value $418,538,
    $196,000 U.S. Treasury Notes 2.75% due
    7/31/06, market value $194,488, $26,000
    U.S. Treasury Notes 2.875% due 11/30/06,
    market value $26,341, $93,000 U.S.
    Treasury Notes 4.625% due 5/15/06, market
    value $95,460)                                       $3,244,000   3,244,000

                                                    Number of         Market
                                                      Shares          Value

REPURCHASE AGREEMENTS (continued)
  With UBS Warburg 3.25% 10/03/05
    (dated 9/30/05, to be repurchased
    at $4,619,251, collateralized by
    $4,787,000 U.S. Treasury Bills
    due 3/2/06, market value $4,711,575)           $4,618,000       $ 4,618,000
                                                                    -----------
Total Repurchase Agreements (cost $7,862,000)                         7,862,000
                                                                    -----------

Total Market Value of Securities - 99.88%
   (cost $80,181,407)                                                86,545,362
Receivables and Other Assets
  Net of Liabilities - 0.12%                                            107,138
                                                                    -----------
Net Assets Applicable to 6,868,122 Shares
  Outstanding - 100.00%                                             $86,652,500
                                                                    ===========

+Non-income producing security for the period ended September 30, 2005.

Net Asset Value - Optimum Small Cap Value Fund
  Class A ($10,883,973 / 860,882 Shares)                                 $12.64
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Class B ($2,104,071 / 168,768 Shares)                                  $12.47
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Class C ($32,171,264 / 2,580,953 Shares)                               $12.46
                                                                         ------
Net Asset Value - Optimum Small Cap Value Fund
  Institutional Class ($41,493,192 / 3,257,519 Shares)                   $12.74
                                                                         ------

Components of Net Assets at September 30, 2005:
Shares of beneficial interest
  (unlimited authorization -- no par)                               $77,716,423
Accumulated net realized gain on investments                          2,572,122
Net unrealized appreciation of investments                            6,363,955
                                                                    -----------
Total net assets                                                    $86,652,500
                                                                    ===========

Net Asset Value and Offering Price per Share -
  Optimum Small Cap Value Fund
Net asset value Class A (A)                                              $12.64
Sales charge (5.75% of offering price) (B)                                 0.77
                                                                         ------
Offering price                                                           $13.41
                                                                         ======

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchases of $75,000 or more.

See accompanying notes

STATEMENTS                                       OPTIMUM FUND TRUST
  OF ASSETS AND LIABILITIES                      September 30, 2005 (Unaudited)

                                             Optimum           Optimum        Optimum       Optimum         Optimum      Optimum
                                          Fixed Income      International    Large Cap     Large Cap       Small Cap    Small Cap
                                              Fund               Fund       Growth Fund    Value Fund     Growth Fund   Value Fund
ASSETS:
   Investments at market                   $485,765,397   $100,341,643      $438,709,254  $419,472,622    $90,460,864   $86,545,362
   Cash                                       4,684,433         22,225            42,334        72,571         52,552        12,799
   Foreign currencies                           648,397        203,958                13            --             --            --
   Subscriptions receivable                   2,507,181        717,438         2,492,922     2,353,257        409,170       372,228
   Receivables for securities sold            7,288,209     46,028,375         2,149,485     8,682,825         72,649        93,374
   Dividends receivable                             256        424,246           256,692       653,634         57,627        38,321
   Interest receivable                        3,967,650            346             2,274         1,586            423           710
   Other assets                                  41,983         18,981            53,390        38,323         11,566        44,963
                                           ------------   ------------      ------------  ------------   ------------  ------------
   Total assets                             504,903,506    147,757,212       443,706,364   431,274,818     91,064,851    87,107,757
                                           ------------   ------------      ------------  ------------   ------------  ------------

LIABILITIES:
   Payables for securities purchased         39,285,650        931,501         5,832,003    14,916,724        487,852       303,846
   Liquidations payable                         361,239        113,938           280,919       277,386         53,194        58,460
   Variation margin payable on
     futures contracts                           18,418             --                --            --            --             --
   Mark to market on foreign
     currency contracts                          20,206         51,992               737            --            --             --
   Swap agreement payable                        64,371             --                --            --            --             --
   Due to manager and affiliates                406,311        187,432           531,204       472,114        144,615        92,951
                                           ------------   ------------      ------------  ------------   ------------  ------------
   Total liabilities                         40,156,195      1,284,863         6,644,863    15,666,224        685,661       455,257
                                           ------------   ------------      ------------  ------------   ------------  ------------

TOTAL NET ASSETS                           $464,747,311   $146,472,349      $437,061,501  $415,608,594   $90,379,190   $86,652,500
                                           ------------   ------------      ------------  ------------   ------------  ------------

   Investments at cost                     $489,010,074    $88,702,259      $400,192,489  $403,560,855   $77,026,825   $80,181,407
   Foreign currencies at cost                  $654,248       $205,554               $14           $ -          $ --           $--

See accompanying notes

STATEMENTS                      OPTIMUM FUND TRUST
  OF OPERATIONS                 Six  Months Ended September 30, 2005 (Unaudited)

                                                                                                Optimum     Optimum       Optimum
                                                                                             Fixed Income International  Large Cap
                                                                                                 Fund         Fund      Growth Fund
INVESTMENT INCOME:
  Dividends                                                                                   $    3,742  $ 2,495,381   $ 1,800,680
  Interest                                                                                     8,918,656       67,404       312,510
  Foreign tax withheld                                                                                --     (148,017)      (54,334)
                                                                                              ----------  -----------   -----------
                                                                                               8,922,398    2,414,768     2,058,856
                                                                                              ----------  -----------   -----------

EXPENSES:
  Management fees                                                                              1,217,997      494,290     1,429,918
  Distribution expenses--Class A                                                                  66,863       23,378        56,853
  Distribution expenses--Class B                                                                  43,860       17,986        41,679
  Distribution expenses--Class C                                                                 733,690      230,210       556,565
  Accounting and administration expenses                                                         772,458      251,919       705,130
  Dividend disbursing and transfer agent fees and expenses                                       382,346      167,267       368,125
  Professional fees                                                                               30,527       17,805        30,170
  Trustees' fees                                                                                  35,605       11,219        30,416
  Reports and statements to shareholders                                                          30,104        5,220        15,165
  Custodian fees                                                                                  30,212       42,502        14,261
  Registration fees                                                                               38,973       27,975        45,927
  Pricing fees                                                                                    14,432        5,339         1,700
  Other                                                                                            5,316        4,192         6,485
                                                                                              ----------  -----------   -----------
                                                                                               3,402,383    1,299,302     3,302,394
  Less expenses absorbed or waived                                                              (782,871)     (39,889)     (233,565)
                                                                                              ----------  -----------   -----------
  Total expenses                                                                               2,619,512    1,259,413     3,068,829
                                                                                              ----------  -----------   -----------
  NET INVESTMENT INCOME (LOSS)                                                                 6,302,886    1,155,355    (1,009,973)
                                                                                              ----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                 (279,329)   6,416,721      (600,369)
    Futures contracts                                                                           (250,401)          --            --
    Options written                                                                               42,219           --            --
    Swap agreements                                                                                4,387           --            --
    Foreign currencies                                                                          (281,095)     312,506       (36,997)
                                                                                              ----------  -----------   -----------
  Net realized gain (loss)                                                                      (764,219)   6,729,227      (637,366)
  Net change in unrealized appreciation/depreciation of investments and foreign currencies    (1,818,341)   4,000,754    25,967,192
                                                                                              ----------  -----------   -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                      (2,582,560)  10,729,981    25,329,826
                                                                                              ----------  -----------   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $3,720,326  $11,885,336   $24,319,853
                                                                                              ==========  ===========   ===========

See accompanying notes

STATEMENTS                      OPTIMUM FUND TRUST
   OF OPERATIONS (CONTINUED)    Six  Months Ended September 30, 2005 (Unaudited)

                                                                                              Optimum       Optimum       Optimum
                                                                                             Large Cap     Small Cap     Small Cap
                                                                                            Value Fund    Growth Fund    Value Fund

INVESTMENT INCOME:
  Dividends                                                                                 $ 3,595,057    $  136,405    $  498,401
  Interest                                                                                      269,385        86,775       127,182
  Foreign tax withheld                                                                          (59,682)         (387)       (9,795)
                                                                                            -----------    ----------    ----------
                                                                                              3,804,760       222,793       615,788
                                                                                            -----------    ----------    ----------

EXPENSES:
  Management fees                                                                             1,288,574       406,819       385,147
  Distribution expenses -- Class A                                                               57,886        13,261        15,990
  Distribution expenses -- Class B                                                               43,350         9,001         9,963
  Distribution expenses -- Class C                                                              580,505       120,133       140,072
  Accounting and administration expenses                                                        670,677       154,944       154,025
  Dividend disbursing and transfer agent fees and expenses                                      354,672       156,474       133,220
  Professional fees                                                                              29,659        15,709        15,158
  Trustees' fees                                                                                 32,676         6,424         6,316
  Reports and statements to shareholders                                                         13,968         3,606         3,375
  Custodian fees                                                                                 10,746         3,823         2,161
  Registration fees                                                                              44,032        24,960        25,091
  Pricing fees                                                                                    1,256           636           463
  Other                                                                                           6,637         3,900         4,262
                                                                                            -----------    ----------    ----------
                                                                                              3,134,638       919,690       895,243
  Less expenses absorbed or waived                                                             (394,060)     (185,222)     (212,415)
  Less expense paid indirectly                                                                       --          (336)         (239)
                                                                                            -----------    ----------    ----------
  Total expenses                                                                              2,740,578       734,132       682,589
                                                                                            -----------    ----------    ----------
  NET INVESTMENT INCOME (LOSS)                                                                1,064,182      (511,339)      (66,801)
                                                                                            -----------    ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                              14,670,602       724,986     2,610,188
    Foreign currencies                                                                             (748)           --           181
                                                                                            -----------    ----------    ----------
  Net realized gain                                                                          14,669,854       724,986     2,610,369
  Net change in unrealized appreciation/depreciation of investments and foreign currencies     (243,880)    7,270,513     1,390,101
                                                                                            -----------    ----------    ----------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                            14,425,974     7,995,499     4,000,470
                                                                                            -----------    ----------    ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $15,490,156    $7,484,160    $3,933,669
                                                                                            ===========    ==========    ==========

See accompanying notes

STATEMENTS                                                   OPTIMUM FUND TRUST
   OF CHANGES IN NET ASSETS

                                                                      Optimum Fixed Income Fund        Optimum International Fund

                                                                       Six Months          Year         Six Months        Year
                                                                         Ended            Ended           Ended           Ended
                                                                        9/30/05          3/31/05         9/30/05         3/31/05
                                                                      (Unaudited)                      (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  6,302,886     $  5,547,740     $  1,155,355     $   163,243
  Net realized gain (loss) on investments and foreign currencies        (764,219)       1,817,567        6,729,227       1,703,638
  Net change in unrealized appreciation/depreciation of investments
    and foreign currencies                                            (1,818,341)      (2,333,989)       4,000,754       5,225,103
                                                                    ------------     ------------     ------------     -----------
  Net increase in net assets from operations                           3,720,326        5,031,318       11,885,336       7,091,984
                                                                    ------------     ------------     ------------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                             (358,243)        (607,462)              --              --
    Class B                                                              (49,294)        (149,152)              --              --
    Class C                                                             (858,205)      (1,862,660)              --              --
    Institutional Class                                               (2,346,906)      (2,689,405)              --         (10,068)

  Net realized gain on investments:
    Class A                                                              (58,447)        (169,911)        (224,422)        (70,371)
    Class B                                                              (13,649)         (60,676)         (62,315)        (28,750)
    Class C                                                             (226,703)        (711,907)        (792,332)       (247,759)
    Institutional Class                                                 (303,646)        (552,891)        (943,619)       (182,693)
                                                                    ------------     ------------     ------------     -----------
                                                                      (4,215,093)      (6,804,064)      (2,022,688)       (539,641)
                                                                    ------------     ------------     ------------     -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                           12,174,315       23,242,345        4,253,927       7,124,904
    Class B                                                            1,012,205        4,359,127          375,956       1,644,652
    Class C                                                           44,729,008       78,034,924       14,227,595      23,236,383
    Institutional Class                                              107,204,741      138,332,965       25,048,161      37,265,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                406,875          752,910          222,460          69,669
  Class B                                                                 59,131          198,379           61,528          28,262
  Class C                                                              1,063,123        2,511,297          783,561         242,906
  Institutional Class                                                  2,567,625        3,143,227          927,164         189,814
                                                                    ------------     ------------     ------------     -----------
                                                                     169,217,023      250,575,174       45,900,352      69,802,490
                                                                    ------------     ------------     ------------     -----------

  Cost of shares repurchased:
    Class A                                                           (2,642,100)      (2,602,853)        (757,918)       (777,862)
    Class B                                                             (537,184)        (437,867)        (143,896)       (192,042)
    Class C                                                           (6,057,185)      (7,226,122)      (1,779,030)     (1,907,718)
    Institutional Class                                              (14,780,337)      (9,763,291)      (3,961,827)     (5,473,673)
                                                                    ------------     ------------     ------------     -----------
                                                                     (24,016,806)     (20,030,133)      (6,642,671)     (8,351,295)
                                                                    ------------     ------------     ------------     -----------
Increase in net assets derived from capital share transactions       145,200,217      230,545,041       39,257,681      61,451,195
                                                                    ------------     ------------     ------------     -----------

NET INCREASE IN NET ASSETS                                           144,705,450      228,772,295       49,120,329      68,003,538

NET ASSETS:
  Beginning of period                                                320,041,861       91,269,566       97,352,020      29,348,482
                                                                    ------------     ------------     ------------     -----------
  End of period                                                     $464,747,311     $320,041,861     $146,472,349     $97,352,020
                                                                    ============     ============     ============     ===========

  Undistributed net investment income (loss)                        $  3,864,605     $  1,244,598     $  1,362,770     $  (105,091)

See accompanying notes

STATEMENTS                                                                                  OPTIMUM FUND TRUST
   OF CHANGES IN NET ASSETS (CONTINUED)




                                                                      Optimum Large Cap Growth Fund   Optimum Large Cap Value Fund

                                                                       Six Months         Year         Six Months         Year
                                                                          Ended          Ended            Ended          Ended
                                                                         9/30/05        3/31/05          9/30/05        3/31/05
                                                                       (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)                                        $ (1,009,973)   $   (753,193)   $  1,064,182    $    892,477
  Net realized gain (loss) on investments and foreign currencies          (637,366)       (595,831)     14,669,854       5,105,874
  Net change in unrealized appreciation/depreciation of investments
    and foreign currencies                                              25,967,192       9,674,113        (243,880)     13,825,365
                                                                      ------------    ------------    ------------    ------------
  Net increase in net assets from operations                            24,319,853       8,325,089      15,490,156      19,823,716
                                                                      ------------    ------------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                     --              --         (32,598)        (56,275)
    Class B                                                                     --              --              --              --
    Class C                                                                     --              --              --              --
    Institutional Class                                                         --              --        (325,451)       (511,745)

  Net realized gain on investments:
    Class A                                                                     --              --        (417,838)       (217,926)
    Class B                                                                     --              --        (111,764)        (82,157)
    Class C                                                                     --              --      (1,483,342)       (809,638)
    Institutional Class                                                         --              --      (2,294,431)       (820,065)
                                                                      ------------    ------------    ------------    ------------
                                                                                --              --      (4,665,424)     (2,497,806)
                                                                      ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                             11,816,981      17,733,530      11,436,694      17,926,107
    Class B                                                              1,012,524       4,016,377       1,032,112       4,013,859
    Class C                                                             35,505,351      57,805,803      35,418,001      58,790,101
    Institutional Class                                                 98,457,335     140,103,883      94,680,080     119,998,337

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                       --              --         445,827         270,439
  Class B                                                                       --              --         110,163          80,872
  Class C                                                                       --              --       1,468,230         796,609
  Institutional Class                                                           --              --       2,578,926       1,311,059
                                                                      ------------    ------------    ------------    ------------
                                                                       146,792,191     219,659,593     147,170,033     203,187,383
                                                                      ------------    ------------    ------------    ------------

  Cost of shares repurchased:
    Class A                                                             (1,720,785)     (1,646,757)     (1,706,168)     (1,659,252)
    Class B                                                               (276,606)       (288,388)       (306,588)       (306,639)
    Class C                                                             (4,177,711)     (4,197,896)     (4,151,145)     (4,231,491)
    Institutional Class                                                (11,364,101)     (7,968,074)     (9,981,864)     (6,974,417)
                                                                      ------------    ------------    ------------    ------------
                                                                       (17,539,203)    (14,101,115)    (16,145,765)    (13,171,799)
                                                                      ------------    ------------    ------------    ------------

Increase in net assets derived from capital share transactions         129,252,988     205,558,478     131,024,268     190,015,584
                                                                      ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS                                             153,572,841     213,883,567     141,849,000     207,341,494

NET ASSETS:
  Beginning of period                                                  283,488,660      69,605,093     273,759,594      66,418,100
                                                                      ------------    ------------    ------------    ------------
  End of period                                                       $437,061,501    $283,488,660    $415,608,594    $273,759,594
                                                                      ============    ============    ============    ============

  Undistributed net investment income (loss)                          $        737    $    (19,460)   $  1,056,921    $    349,690
                                                                      ============    ============    ============    ============


See accompanying notes

STATEMENTS                                                                                 OPTIMUM FUND TRUST
  OF CHANGES IN NET ASSETS (CONTINUED)




                                                                     Optimum Small Cap Growth Fund   Optimum Small Cap Value Fund

                                                                       Six Months         Year         Six Months         Year
                                                                         Ended            Ended          Ended           Ended
                                                                        9/30/05          3/31/05        9/30/05         3/31/05
                                                                      (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                                  $  (511,339)    $   (544,566)   $   (66,801)    $  (224,636)
 Net realized gain (loss) on investments                                  724,986       (1,343,168)     2,610,369       3,066,721
 Net change in unrealized appreciation/depreciation of investments      7,270,513        3,980,308      1,390,101       2,823,528
                                                                      -----------     ------------    -----------     -----------
 Net increase in net assets from operations                             7,484,160        2,092,574      3,933,669       5,665,613
                                                                      -----------     ------------    -----------     -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain on investments:
  Class A                                                                      --             (479)      (282,651)       (122,848)
  Class B                                                                      --             (198)       (61,943)        (42,176)
  Class C                                                                      --           (1,742)      (863,053)       (445,185)
  Institutional Class                                                          --           (2,549)    (1,033,470)       (415,985)
                                                                      -----------     ------------    -----------     -----------
                                                                               --           (4,968)    (2,241,117)     (1,026,194)
                                                                      -----------     ------------    -----------     -----------

CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class A                                                               2,909,736        4,186,170      3,507,789       5,061,730
  Class B                                                                 203,539          858,140        220,847         881,752
  Class C                                                               7,486,563       12,540,122      8,030,128      13,687,307
  Institutional Class                                                  16,990,568       29,515,787     15,099,576      22,067,117

Net asset value of shares issued upon reinvestment of dividends and distributions:
  Class A                                                                      --              472        279,706         120,917
  Class B                                                                      --              195         60,999          41,348
  Class C                                                                      --            1,708        854,360         437,878
  Institutional Class                                                          --            2,524      1,007,560         409,196
                                                                      -----------     ------------    -----------     -----------
                                                                       27,590,406       47,105,118     29,060,965      42,707,245
                                                                      -----------     ------------    -----------     -----------
 Cost of shares repurchased:
  Class A                                                                (418,311)        (404,618)      (419,152)       (578,700)
  Class B                                                                 (58,999)         (61,613)       (71,054)        (72,026)
  Class C                                                                (894,562)        (886,607)    (1,125,958)     (1,223,649)
  Institutional Class                                                  (2,831,864)      (8,971,226)    (2,410,265)     (6,771,964)
                                                                      -----------     ------------    -----------     -----------
                                                                       (4,203,736)     (10,324,064)    (4,026,429)     (8,646,339)
                                                                      -----------     ------------    -----------     -----------
Increase in net assets derived from capital share transactions         23,386,670       36,781,054     25,034,536      34,060,906
                                                                      -----------     ------------    -----------     -----------
NET INCREASE IN NET ASSETS                                             30,870,830       38,868,660     26,727,088      38,700,325

NET ASSETS:
 Beginning of period                                                   59,508,360       20,639,700     59,925,412      21,225,087
                                                                      -----------     ------------    -----------     -----------
 End of period                                                        $90,379,190     $ 59,508,360    $86,652,500     $59,925,412
                                                                      -----------     ------------    -----------     -----------

Undistributed net investment income (loss)                            $        --     $         --    $        --     $        --
                                                                      -----------     ------------    -----------     -----------

See accompanying notes

FINANCIAL
 HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                        Optimum Fixed Income Fund
                                                                                 Class A                          Class B
                                                                       Six                              Six
                                                                      Months      Year     8/1/03(2)   Months       Year   8/1/03(2)
                                                                      Ended       Ended       to       Ended       Ended      to
                                                                    9/30/05(1)   3/31/05    3/31/04  9/30/05(1)   3/31/05   3/31/04
                                                                   (Unaudited)                       (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.890      $8.980     $8.500    $8.900      $8.990   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                               0.147       0.279      0.171     0.118       0.221    0.133
Net realized and unrealized gain (loss) on investments
 and foreign currencies                                               (0.033)     (0.061)     0.417    (0.034)     (0.055)   0.420
                                                                     -------     -------    -------    ------      ------   ------
Total from investment operations                                       0.114       0.218      0.588     0.084       0.166    0.553
                                                                     -------     -------    -------    ------      ------   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                 (0.080)     (0.228)    (0.098)   (0.050)     (0.176)  (0.053)
Net realized gain on investments                                      (0.014)     (0.080)    (0.010)   (0.014)     (0.080)  (0.010)
                                                                     -------     -------    -------    ------      ------   ------
Total dividends and distributions                                     (0.094)     (0.308)    (0.108)   (0.064)    (0.256)   (0.063)
                                                                     -------     -------    -------    ------      ------   ------

NET ASSET VALUE, END OF PERIOD                                        $8.910      $8.890     $8.980    $8.920      $8.900   $8.990
                                                                     =======     =======    =======    ======      ======   ======

TOTAL RETURN(4)                                                        1.27%       2.59%      6.82%     0.94%       1.88%    6.52%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                              $43,182     $33,251    $12,049    $8,956      $8,405   $4,296
Ratio of expenses to average net assets                                1.25%       1.24%      1.20%     1.90%       1.89%    1.85%
Ratio of expenses to average net assets prior to expense limitation    1.64%       1.70%      2.25%     2.29%       2.35%    2.90%
Ratio of net investment income to average net assets                   3.26%       3.12%      2.88%     2.61%       2.47%    2.23%
Ratio of net investment income to average net assets prior to
 expense limitation                                                    2.87%       2.66%      1.83%     2.22%       2.01%    1.18%
Portfolio turnover                                                      324%        352%       383%      324%        352%     383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Optimum Fixed Income Fund
                                                                                 Class C                  Institutional Class
                                                                      Six                               Six
                                                                     Months       Year     8/1/03(2)   Months      Year   8/1/03(2)
                                                                      Ended       Ended        to      Ended      Ended      to
                                                                    9/30/05(1)   3/31/05    3/31/04  9/30/05(1)  3/31/05   3/31/04
                                                                   (Unaudited)                       (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.900      $8.990     $8.500     $8.890     $8.970   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(3)                                               0.118       0.221      0.133      0.163      0.310    0.192
Net realized and unrealized gain (loss) on investments
and foreign currencies                                                (0.034)     (0.055)     0.420     (0.033)    (0.050)   0.407
                                                                    --------    --------    -------   --------   --------  -------
Total from investment operations                                       0.084       0.166      0.553      0.130      0.260    0.599
                                                                    --------    --------    -------   --------   --------  -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                 (0.050)     (0.176)    (0.053)    (0.096)    (0.260)  (0.119)
Net realized gain on investments                                      (0.014)     (0.080)    (0.010)    (0.014)    (0.080)  (0.010)
                                                                    --------    --------    -------   --------   --------  -------
Total dividends and distributions                                     (0.064)     (0.256)    (0.063)    (0.110)    (0.340)  (0.129)
                                                                    --------    --------    -------   --------   --------  -------

NET ASSET VALUE, END OF PERIOD                                        $8.920      $8.900     $8.990     $8.910     $8.890   $8.970
                                                                    ========    ========    =======   ========   ========  =======

TOTAL RETURN(4)                                                        0.94%       1.88%      6.52%      1.45%      2.96%    7.07%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                             $165,041    $125,301    $52,648   $247,568   $153,085  $22,276
Ratio of expenses to average net assets                                1.90%       1.89%      1.85%      0.90%      0.89%    0.85%
Ratio of expenses to average net assets prior to expense limitation    2.29%       2.35%      2.90%      1.29%      1.35%    1.90%
Ratio of net investment income to average net assets                   2.61%       2.47%      2.23%      3.61%      3.47%    3.23%
Ratio of net investment income to average net assets prior to
 expense limitation                                                    2.22%       2.01%      1.18%      3.22%      3.01%    2.18%
Portfolio turnover                                                      324%        352%       383%       324%       352%     383%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Optimum International Fund
                                                                        Class A                          Class B
                                                               Six                             Six
                                                             Months      Year     8/1/03(3)   Months      Year      8/1/03(3)
                                                              Ended      Ended       to       Ended       Ended        to
                                                           9/30/05(1,2) 3/31/05    3/31/04 9/30/05(1,2)  3/31/05     3/31/04
                                                           (Unaudited)                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.660     $10.670    $8.500   $11.530     $10.620      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                                0.120      0.050      0.021     0.083      (0.020)     (0.023)
Net realized and unrealized gain on investments and
 foreign currencies                                            0.963      1.069      2.155     0.950       1.059       2.149
                                                             -------    -------    -------   -------     -------     -------
Total from investment operations                               1.083      1.119      2.176     1.033       1.039       2.126
                                                             -------    -------    -------   -------     -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                              (0.203)    (0.129)    (0.006)   (0.203)     (0.129)     (0.006)
                                                             -------    -------    -------   -------     -------     -------
Total dividends and distributions                             (0.203)    (0.129)    (0.006)   (0.203)     (0.129)     (0.006)
                                                             -------    -------    -------   -------     -------     -------

NET ASSET VALUE, END OF PERIOD                               $12.540    $11.660    $10.670   $12.360     $11.530     $10.620
                                                             =======    =======    =======   =======     =======     =======

TOTAL RETURN(5)                                                9.53%     10.62%     25.61%     9.20%       9.91%      25.02%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $16,118    $11,300     $4,083    $3,943      $3,386      $1,624
Ratio of expenses to average net assets                        2.01%      1.98%      1.92%     2.66%       2.63%       2.57%
Ratio of expenses to average net assets prior to
 expense limitation                                            2.07%      2.30%      3.82%     2.72%       2.95%       4.47%
Ratio of net investment income (loss) to average net assets    2.04%      0.45%      0.30%     1.39%      (0.20%)     (0.35%)
Ratio of net investment income (loss) to average net assets
 prior to expense limitation                                   1.98%      0.13%     (1.60%)    1.33%      (0.52%)     (2.25%)
Portfolio turnover                                              125%        82%        49%      125%         82%         49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Effective September 29, 2005, Alliance Capital Management L.P. replaced Marsico Capital Management, LLC as the Fund's sub-adviser.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                               Optimum International Fund
                                                                        Class C                    Institutional Class
                                                               Six                             Six
                                                              Months     Year     8/1/03(3)   Months       Year     8/1/03(3)
                                                              Ended      Ended        to      Ended       Ended        to
                                                           9/30/05(1,2) 3/31/05    3/31/04 9/30/05(1,2)  3/31/05     3/31/04
                                                           (Unaudited)                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.540    $10.620     $8.500   $11.720     $10.690      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                                0.083     (0.020)    (0.023)    0.141       0.089       0.045
Net realized and unrealized gain on investments and
 foreign currencies                                            0.940      1.069      2.149     0.962       1.079       2.151
                                                             -------    -------    -------   -------     -------     -------
Total from investment operations                               1.023      1.049      2.126     1.103       1.168       2.196
                                                             -------    -------    -------   -------     -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                             --         --         --        --      (0.009)         --
Net realized gain on investments                              (0.203)    (0.129)    (0.006)   (0.203)     (0.129)     (0.006)
                                                             -------    -------    -------   -------     -------     -------
Total dividends and distributions                             (0.203)    (0.129)    (0.006)   (0.203)     (0.138)     (0.006)
                                                             -------    -------    -------   -------     -------     -------

NET ASSET VALUE, END OF PERIOD                               $12.360    $11.540    $10.620   $12.620     $11.720     $10.690
                                                             =======    =======    =======   =======     =======     =======

TOTAL RETURN(5)                                                9.10%     10.01%     25.02%     9.65%      11.08%      25.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $55,391    $38,517    $14,339   $71,020     $44,149      $9,302
Ratio of expenses to average net assets                        2.66%      2.63%      2.57%     1.66%       1.63%       1.57%
Ratio of expenses to average net assets prior to expense
 limitation                                                    2.72%      2.95%      4.47%     1.72%       1.95%       3.47%
Ratio of net investment income (loss) to average net assets    1.39%     (0.20%)    (0.35%)    2.39%       0.80%       0.65%
Ratio of net investment income (loss) to average net assets
 prior to  expense limitation                                  1.33%     (0.52%)    (2.25%)    2.33%       0.48%      (1.25%)
Portfolio turnover                                              125%        82%        49%      125%         82%         49%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Effective September 29, 2005, Alliance Capital Management L.P. replaced Marsico Capital Management, LLC as the Fund's sub-adviser.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Optimum Large Cap Growth Fund
                                                                                   Class A                         Class B
                                                                          Six                                                 Six
                                                                         Months     Year    8/1/03(2)     Months     Year  8/1/03(2)
                                                                         Ended      Ended      to         Ended      Ended     to
                                                                       9/30/05(1)  3/31/05  3/31/04    9/30/05(1)  3/31/05  3/31/04
                                                                      (Unaudited)                     (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.020     $9.570   $8.500       $9.910    $9.530   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                                   (0.029)    (0.036)  (0.037)      (0.062)   (0.099)  (0.077)
Net realized and unrealized gain on investments and foreign currencies    0.739      0.486    1.107        0.732     0.479    1.107
                                                                        -------    -------   ------      -------    ------   ------
Total from investment operations                                          0.710      0.450    1.070        0.670     0.380    1.030
                                                                        -------    -------   ------      -------    ------   ------

NET ASSET VALUE, END OF PERIOD                                          $10.730    $10.020   $9.570      $10.580    $9.910   $9.530
                                                                        =======    =======   ======      =======    ======   ======

TOTAL RETURN(4)                                                           7.09%      4.70%   12.59%        6.76%     3.99%   12.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                 $38,522    $26,252   $9,337       $8,881    $7,603   $3,569
Ratio of expenses to average net assets                                   1.69%      1.67%    1.61%        2.34%     2.32%    2.26%
Ratio of expenses to average net assets prior to expense limitation       1.82%       1.87%   2.51%        2.47%     2.52%    3.16%
Ratio of net investment loss to average net assets                       (0.55%)    (0.37%)  (0.61%)      (1.20%)   (1.02%)  (1.26%)
Ratio of net investment loss to average net assets prior to
 expense limitation                                                      (0.68%)    (0.57%)  (1.51%)      (1.33%)   (1.22%)  (2.16%)
Portfolio turnover                                                          50%        37%      51%          50%       37%      51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Optimum Large Cap Growth Fund
                                                                                  Class C                 Institutional Class
                                                                         Six                                                 Six
                                                                        Months      Year   8/1/03(2)   Months      Year   8/1/03(2)
                                                                        Ended      Ended       to       Ended      Ended     to
                                                                      9/30/05(1)  3/31/05   3/31/04   9/30/05(1)  3/31/05  3/31/04
                                                                      (Unaudited)                   (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                     $9.910    $9.530    $8.500    $10.080     $9.590   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                                   (0.062)   (0.099)   (0.077)    (0.010)    (0.002)  (0.015)
Net realized and unrealized gain on investments and foreign currencies    0.732     0.479     1.107      0.740      0.492    1.105
                                                                       --------   -------   -------   --------   --------  -------
Total from investment operations                                          0.670     0.380     1.030      0.730      0.490    1.090
                                                                       --------   -------   -------   --------   --------  -------

NET ASSET VALUE, END OF PERIOD                                          $10.580    $9.910    $9.530    $10.810    $10.080   $9.590
                                                                       ========   =======   =======   ========   ========  =======

TOTAL RETURN(4)                                                           6.76%     3.99%    12.12%      7.24%      5.11%   12.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $129,957   $91,434   $35,143   $259,702   $158,200  $21,557
Ratio of expenses to average net assets                                   2.34%     2.32%     2.26%      1.34%      1.32%    1.26%
Ratio of expenses to average net assets prior to expense limitation       2.47%     2.52%     3.16%      1.47%      1.52%    2.16%
Ratio of net investment loss to average net assets                       (1.20%)   (1.02%)   (1.26%)    (0.20%)    (0.02%)  (0.26%)
Ratio of net investment loss to average net assets prior to
 expense limitation                                                      (1.33%)   (1.22%)   (2.16%)    (0.33%)    (0.22%)  (1.16%)
Portfolio turnover                                                          50%       37%       51%        50%        37%      51%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                         Optimum Large Cap Value Fund
                                                                                 Class A                         Class B
                                                                         Six                            Six
                                                                       Months      Year    8/1/03(3)   Months     Year    8/1/03(3)
                                                                        Ended     Ended       to       Ended      Ended      to
                                                                    9/30/05(1,2) 3/31/05    3/31/04 9/30/05(1,2) 3/31/05   3/31/04
                                                                     (Unaudited)                    (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $10.840    $9.830    $8.500    $10.780     $9.810   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                                          0.037     0.074     0.038      0.001      0.008   (0.003)
Net realized and unrealized gain on investments and foreign currencies   0.455     1.100     1.331      0.450      1.098    1.329
                                                                       -------   -------    ------    -------    -------   ------
Total from investment operations                                         0.492     1.174     1.369      0.451      1.106    1.326
                                                                       -------   -------    ------    -------    -------   ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                   (0.011)   (0.028)   (0.023)        --         --       --
Net realized gain on investments                                        (0.141)   (0.136)   (0.016)    (0.141)    (0.136)  (0.016)
                                                                       -------   -------    ------    -------    -------   ------
Total dividends and distributions                                       (0.152)   (0.164)   (0.039)    (0.141)    (0.136)  (0.016)
                                                                       -------   -------    ------    -------    -------   ------

NET ASSET VALUE, END OF PERIOD                                         $11.180   $10.840    $9.830    $11.090    $10.780   $9.810
                                                                       =======   =======    ======    =======    =======   ======

TOTAL RETURN(5)                                                          4.56%    12.04%    16.12%      4.20%     11.36%   15.61%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $38,738   $27,524    $9,115     $9,155     $8,072   $3,609
Ratio of expenses to average net assets                                  1.55%     1.53%     1.50%      2.20%      2.18%    2.15%
Ratio of expenses to average net assets prior to expense limitation      1.78%     1.84%     2.52%      2.43%      2.49%    3.17%
Ratio of net investment income (loss) to average net assets              0.66%     0.72%     0.59%      0.01%      0.07%   (0.06%)
Ratio of net investment income (loss) to average net assets prior to
 expense limitation                                                      0.43%     0.41%    (0.43%)    (0.22%)    (0.24%)  (1.08%)
Portfolio turnover                                                         84%       38%       38%        84%        38%      38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Effective July 26, 2005, TCW Investment Management Company replaced Morgan Stanley Investment Management Inc. as the Fund's sub-adviser.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                       Optimum Large Cap Value Fund
                                                                                  Class C                Institutional Class
                                                                          Six                           Six
                                                                        Months     Year    8/1/03(3)   Months      Year   8/1/03(3)
                                                                         Ended     Ended      to        Ended     Ended      to
                                                                     9/30/05(1,2) 3/31/05   3/31/04 9/30/05(1,2)  3/31/05  3/31/04
                                                                     (Unaudited)                    (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $10.780    $9.810    $8.500    $10.860     $9.840   $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4)                                           0.001     0.008    (0.003)     0.056      0.110    0.060
Net realized and unrealized gain on investments and foreign currencies    0.450     1.098     1.329      0.445      1.110    1.330
                                                                       --------   -------   -------   --------   --------  -------
Total from investment operations                                          0.451     1.106     1.326      0.501      1.220    1.390
                                                                       --------   -------   -------   -------    --------  -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                        --        --        --     (0.020)    (0.064)  (0.034)
Net realized gain on investments                                         (0.141)   (0.136)   (0.016)    (0.141)    (0.136)  (0.016)
                                                                       --------   -------   -------   --------   --------  -------
Total dividends and distributions                                        (0.141)   (0.136)   (0.016)    (0.161)    (0.200)  (0.050)
                                                                       --------   -------   -------   --------   --------  -------

NET ASSET VALUE, END OF PERIOD                                          $11.090   $10.780    $9.810    $11.200    $10.860   $9.840
                                                                       ========   =======    ======    =======    =======   ======

TOTAL RETURN(5)                                                           4.30%    11.36%    15.61%      4.74%     12.41%   16.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                $133,954   $97,823   $35,732   $233,762   $140,341  $17,962
Ratio of expenses to average net assets                                   2.20%     2.18%     2.15%      1.20%      1.18%    1.15%
Ratio of expenses to average net assets prior to expense limitation       2.43%     2.49%     3.17%      1.43%      1.49%    2.17%
Ratio of net investment income (loss) to average net assets               0.01%     0.07%    (0.06%)     1.01%      1.07%    0.94%
Ratio of net investment income (loss) to average net assets prior to
 expense limitation                                                      (0.22%)   (0.24%)   (1.08%)     0.78%      0.76%   (0.08%)
Portfolio turnover                                                          84%       38%       38%        84%        38%      38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Effective July 26, 2005, TCW Investment Management Company replaced Morgan Stanley Investment Management Inc. as the Fund's sub-adviser.
(3) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(4) The average shares outstanding method has been applied for per share information.
(5) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                      Optimum Small Cap Growth Fund
                                                                              Class A                             Class B
                                                                    Six                                Six
                                                                   Months      Year     8/1/03(2)     Months       Year    8/1/03(2)
                                                                   Ended       Ended        to        Ended        Ended      to
                                                                 9/30/05(1)   3/31/05    3/31/04    9/30/05(1)    3/31/05   3/31/04
                                                                (Unaudited)                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.750     $11.260     $8.500     $11.640      $11.230    $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                             (0.082)     (0.161)    (0.100)     (0.120)      (0.233)   (0.146)
Net realized and unrealized gain on investments                     1.222       0.653      2.860       1.200        0.645     2.876
                                                                  -------     -------    -------     -------      -------   -------
Total from investment operations                                    1.140       0.492      2.760       1.080        0.412     2.730
                                                                  -------     -------    -------     -------      -------   -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                       --      (0.002)        --          --       (0.002)       --
                                                                  -------     -------    -------     -------      -------   -------
Total dividends and distributions                                      --      (0.002)        --          --       (0.002)       --
                                                                  -------     -------    -------     -------      -------   -------

NET ASSET VALUE, END OF PERIOD                                    $12.890     $11.750    $11.260     $12.720      $11.640   $11.230
                                                                  =======     =======    =======     =======      =======   =======

TOTAL RETURN(4)                                                     9.79%       4.37%     32.47%       9.36%        3.67%    32.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                            $9,385      $6,133     $2,115      $1,977       $1,665      $792
Ratio of expenses to average net assets                             1.95%       1.80%      1.81%       2.60%        2.45%     2.46%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                            2.45%       2.69%      4.11%       3.10%        3.34%     4.76%
Ratio of net investment loss to average net assets                 (1.35%)     (1.42%)    (1.41%)     (2.00%)      (2.07%)   (2.06%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly                    (1.85%)     (2.31%)    (3.71%)     (2.50%)      (2.96%)   (4.36%)
Portfolio turnover                                                    52%         44%        16%         52%          44%       16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 Optimum Small Cap Growth Fund
                                                                        Class C                       Institutional Class
                                                               Six                                Six
                                                             Months      Year     8/1/03(2)      Months       Year    8/1/03(2)
                                                              Ended      Ended        to         Ended       Ended       to
                                                            9/30/05(1)  3/31/05    3/31/04     9/30/05(1)   3/31/05    3/31/04
                                                           (Unaudited)                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $11.640    $11.230     $8.500      $11.820     $11.280     $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                        (0.120)    (0.233)    (0.146)      (0.061)     (0.121)    (0.075)
Net realized and unrealized gain on investments                1.200      0.645      2.876        1.221       0.663      2.855
                                                             -------    -------    -------      -------     -------    -------
Total from investment operations                               1.080      0.412      2.730       1.160        0.542      2.780
                                                             -------    -------    -------      -------     -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                                  --     (0.002)        --           --      (0.002)        --
                                                             -------    ------     -------      -------     -------    -------
Total dividends and distributions                                 --     (0.002)        --           --      (0.002)        --
                                                             -------    ------     -------      -------     -------    -------

NET ASSET VALUE, END OF PERIOD                               $12.720    $11.640    $11.230      $12.980     $11.820    $11.280
                                                             =======    =======    =======      =======     =======    =======

TOTAL RETURN(4)                                                9.36%      3.67%     32.12%        9.90%       4.81%     32.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $28,812    $19,883     $7,521      $50,205     $31,827    $10,212
Ratio of expenses to average net assets                        2.60%     2.45%       2.46%        1.60%       1.45%      1.46%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                       3.10%      3.34%      4.76%        2.10%       2.34%      3.76%
Ratio of net investment loss to average net assets            (2.00%)    (2.07%)    (2.06%)      (1.00%)     (1.07%)    (1.06%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly               (2.50%)    (2.96%)    (4.36%)      (1.50%)     (1.96%)    (3.36%)
Portfolio turnover                                               52%        44%        16%          52%         44%        16%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Optimum Small Cap Value Fund
                                                                        Class A                             Class B
                                                               Six                                Six
                                                             Months      Year     8/1/03(2)      Months      Year     8/1/03(2)
                                                              Ended      Ended       to          Ended       Ended        to
                                                            9/30/05(1)  3/31/05    3/31/04    9/30/05(1)    3/31/05    3/31/04
                                                           (Unaudited)                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.410    $11.010     $8.500      $12.280     $10.970     $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(3)                                        (0.005)    (0.055)    (0.046)      (0.045)     (0.129)    (0.090)
Net realized and unrealized gain on investments                0.621      1.801      2.616        0.621       1.785      2.620
                                                             -------    -------    -------      -------     -------    -------
Total from investment operations                               0.616      1.746      2.570        0.576       1.656      2.530
                                                             -------    -------    -------      -------     -------    -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                              (0.386)    (0.346)    (0.060)      (0.386)     (0.346)    (0.060)
                                                             -------    -------    -------      -------     -------    -------
Total dividends and distributions                             (0.386)    (0.346)    (0.060)      (0.386)     (0.346)    (0.060)
                                                             -------    -------    -------      -------     -------    -------

NET ASSET VALUE, END OF PERIOD                               $12.640    $12.410    $11.010      $12.470     $12.280    $10.970
                                                             =======    =======    =======      =======     =======    =======

Total return(4)                                                5.06%     16.12%     30.30%        4.78%      15.35%     29.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $10,884     $7,297     $2,126       $2,104      $1,859       $819
Ratio of expenses to average net assets                        1.76%      1.73%      1.67%        2.41%       2.38%      2.32%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                       2.34%      2.61%      4.08%        2.99%       3.26%      4.73%
Ratio of net investment loss to average net assets            (0.08%)    (0.47%)    (0.69%)      (0.73%)     (1.12%)    (1.34%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly               (0.66%)    (1.35%)    (3.10%)      (1.31%)     (2.00%)    (3.75%)
Portfolio turnover                                               37%        46%        40%          37%         46%        40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
 HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Optimum Small Cap Value Fund
                                                                        Class C                       Institutional Class
                                                               Six                                Six
                                                             Months      Year      8/1/03(2)     Months      Year      8/1/03(2)
                                                              Ended      Ended        to         Ended       Ended         to
                                                            9/30/05(1)  3/31/05     3/31/04   9/30/05(1)    3/31/05     3/31/04
                                                           (Unaudited)                        (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                         $12.280     $10.970     $8.500     $12.470     $11.040      $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                               (0.045)    (0.129)     (0.090)      0.017      (0.014)     (0.022)
Net realized and unrealized gain on investments                0.611      1.785       2.620       0.639       1.790       2.622
                                                             -------    -------     -------     -------     -------     -------
Total from investment operations                               0.566      1.656       2.530       0.656       1.776       2.600
                                                             -------    -------     -------     -------     -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments                              (0.386)    (0.346)     (0.060)     (0.386)     (0.346)     (0.060)
                                                             -------    -------     -------     -------     -------     -------
Total dividends and distributions                             (0.386)    (0.346)     (0.060)     (0.386)     (0.346)     (0.060)
                                                             -------    -------     -------     -------     -------     -------

NET ASSET VALUE, END OF PERIOD                               $12.460    $12.280     $10.970     $12.740     $12.470     $11.040
                                                             =======    =======     =======     =======     =======     =======

TOTAL RETURN(4)                                                4.70%     15.35%      29.83%       5.36%      16.35%      30.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $32,172    $23,869      $9,018     $41,493     $26,900      $9,262
Ratio of expenses to average net assets                        2.41%      2.38%       2.32%       1.41%       1.38%       1.32%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly                       2.99%      3.26%       4.73%       1.99%       2.26%       3.73%
Ratio of net investment income (loss) to average net assets   (0.73%)    (1.12%)     (1.34%)      0.27%      (0.12%)     (0.34%)
Ratio of net investment loss to average net assets prior to
expense limitation and expenses paid indirectly               (1.31%)    (2.00%)     (3.75%)     (0.31%)     (1.00%)     (2.75%)
Portfolio turnover                                               37%        46%         40%         37%         46%         40%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(3) The average shares outstanding method has been applied for per share information.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                  OPTIMUM FUND TRUST
Notes                                             September 30, 2005 (Unaudited)
 TO FINANCIAL STATEMENTS


Optimum Fund Trust (the "Trust") is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, and Optimum Small Cap Value Fund (each a "Fund" and collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C and Institutional Class shares. Class A Shares are sold with a front-end sales charge of up to 5.75% for Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund, Optimum Small Cap Value Fund and Optimum International Fund and 4.50% for Optimum Fixed Income Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small Cap Value Fund is to seek long-term growth of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Trust.
Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates, from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
Other -- Expenses common to all Funds within the Trust are allocated amongst the Funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund declare and pay dividends from net investment income, if any, annually. Optimum Fixed Income Fund declares and pays dividends from net investment income quarterly. Each Fund will declare and pay distributions from net realized gain on investments, if any, annually. In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by a Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly". The amount of this expense for the six months ended September 30, 2005 was as follows:

                               Optimum                     Optimum
                              Small Cap                   Small Cap
                             Growth Fund                  Value Fund
                             -----------                  ----------
Earnings credits                $336                         $239

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
Delaware Management Company (DMC), a series of Delaware Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Trust's Board of Trustees, to select and contract with one or more investment sub-advisers to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund's assets among one or more current or additional sub-advisers, and to monitor the sub-advisers' compliance with the relevant Fund's investment objective, policies and restrictions. DMC pays the sub-advisers out of its fees.

In accordance with the terms of the investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of a Fund:

          Optimum Fixed Income Fund                                    0.7000% of assets up to $25 million
                                                                       0.6500% of assets from $25 million to $100 million
                                                                       0.6000% of assets over $100 million

          Optimum International Fund                                   0.8750% of assets up to $50 million
                                                                       0.8000% of assets from $50 to 100 million
                                                                       0.7800% of assets from $100 to 300 million
                                                                       0.7650% of assets from $300 to 400 million
                                                                       0.7300% of assets over $400 million

          Optimum Large Cap Growth Fund                                0.8000% of assets up to $250 million
                                                                       0.7875% of assets from $250 million to $300 million
                                                                       0.7625% of assets from $300 million to $400 million
                                                                       0.7375% of assets from $400 million to $500 million
                                                                       0.7250% of assets over $500 million

          Optimum Large Cap Value Fund                                 0.8000% of assets up to $100 million
                                                                       0.7375% of assets from $100 million to $250 million
                                                                       0.7125% of assets from $250 million to $500 million
                                                                       0.6875% of assets over $500 million

          Optimum Small Cap Growth Fund                                1.1000% of assets

          Optimum Small Cap Value Fund                                 1.0500% of assets up to $75 million
                                                                       1.0250% of assets from $75 million to $150 million
                                                                       1.0000% of assets over $150 million

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)


DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund - Deutsche Investment Management Americas Inc.; Optimum International Fund - Mondrian Investment Partners Limited and Alliance Capital Management L.P.*; Optimum Large Cap Growth Fund - Marsico Capital Management, LLC and T. Rowe Price Associates, Inc.; Optimum Large Cap Value Fund - Massachusetts Financial Services Company and TCW Investment Management Company ("TCW")**; Optimum Small Cap Growth Fund - Columbia Wanger Asset Management, L.P. and Oberweis Asset Management, Inc.; and Optimum Small Cap Value Fund -- Hotchkis and Wiley Capital Management, LLC, and Delafield Asset Management (a division of Reich & Tang Asset Management, LLC).

 *Effective September 29, 2005, Alliance Capital Management L.P. replaced
  Marsico Capital Management, LLC as the sub-advisor for Optimum International Fund.

**Effective July 26, 2005, TCW replaced Morgan Stanley Investment Management
  Inc. as the sub-advisor for Optimum Large Cap Value Fund.

For the six months ended September 30, 2005, DMC paid the following subadvisory fees:

                                                     Optimum        Optimum       Optimum      Optimum      Optimum      Optimum
                                                   Fixed Income  International   Large Cap     Large Cap   Small Cap    Small Cap
                                                      Fund           Fund       Growth Fund   Value Fund  Growth Fund   Value Fund
                                                   ------------  -------------  -----------   ----------  -----------   ----------
                                                     $277,036      $264,943      $813,834      $729,163    $269,126      $257,459

DMC has contractually agreed to waive that portion, if any, of its management fee and/or reimburse each Fund to the extent necessary to ensure that total annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets through August 1, 2006 as shown below:

                                                     Optimum        Optimum       Optimum       Optimum     Optimum      Optimum
                                                   Fixed Income  International   Large Cap    Large Cap    Small Cap    Small Cap
                                                       Fund          Fund       Growth Fund   Value Fund  Growth Fund   Value Fund
                                                   ------------  -------------  -----------   ----------  -----------   ----------
                                                     0.90%           1.66%        1.34%         1.20%       1.60%         1.41%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides the Trust with fund accounting, administrative, and transfer agency services pursuant to a Mutual Fund Services Agreement. For fund accounting services, the Trust pays DSC a fee at an annual rate of 0.04% of the Trust's total average daily net assets, plus out-of-pocket expenses, subject to certain minimums. DSC also provides the Trust with administrative services including financial and tax reporting, corporate governance, and preparation of materials and reports for the Board of Trustees. For administrative services, the Trust pays DSC a fee at an annual rate of 0.35% of the Trust's total average daily net assets, plus out-of-pocket expenses. DSC also serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For such services, the Trust pays DSC a fee at an annual rate of 0.15% of the Trust's total average daily net assets, subject to certain minimums, plus out-of-pocket expenses.

Delaware Distributors, L.P. (DDLP), an affiliate of DMC, serves as the national distributor of each Fund's shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plans, the Funds pay DDLP an annual fee of 0.35% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution expenses.

At September 30, 2005, each Fund had liabilities payable to affiliates as follows:

                                                     Optimum        Optimum       Optimum      Optimum      Optimum      Optimum
                                                   Fixed Income  International   Large Cap    Large Cap    Small Cap    Small Cap
                                                       Fund          Fund       Growth Fund   Value Fund  Growth Fund   Value Fund
                                                   ------------  -------------  -----------   ----------  -----------   ----------
Investment management fee payable to DMC             $ 8,145        $49,129      $178,279      $126,713     $59,750      $ 5,345
Dividend disbursing, transfer agent fees,
  accounting and other expenses payable to DSC       217,781         76,259       204,804       194,892     50,584        49,769
Other expenses payable to DMC and affiliates*        180,385         62,044       148,121       150,509     34,281        37,837

*DSC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses included items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

DMC, DSC and DDLP are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc., which is an indirect wholly owned subsidiary of Lincoln National Corporation.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Funds.

NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)

   Optimum Fund Trust


3. INVESTMENTS
For the six months ended September 30, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                                  Optimum      Optimum        Optimum        Optimum       Optimum     Optimum
                                               Fixed Income International     Large Cap     Large Cap     Small Cap   Small Cap
                                                   Fund         Fund         Growth Fund    Value Fund   Growth Fund  Value Fund
                                               ------------  -----------    ------------   ------------  ----------- -----------
 Purchases other than U.S. government
  securities                                   $466,798,314  $71,780,489    $201,545,657   $264,111,128  $39,734,052 $33,255,104
 Purchases of U.S. government securities        289,620,076           --              --             --           --          --
 Sales other than U.S. government securities    346,169,439   79,084,574      84,881,903    137,084,525   18,110,683  12,009,667
 Sales of U.S. government securities            272,435,956           --              --             --           --          --

At September 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2005, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                 Optimum       Optimum        Optimum         Optimum      Optimum     Optimum
                                               Fixed Income International     Large Cap      Large Cap    Small Cap   Small Cap
                                                   Fund         Fund        Growth Fund     Value Fund   Growth Fund Value Fund
                                               ------------  -----------    ------------   ------------  ----------- -----------
 Cost of investments                           $489,754,124  $88,911,811    $400,907,606   $404,210,938  $77,048,798 $80,372,055
                                               ============  ===========    ============   ============  =========== ===========
 Aggregate unrealized appreciation                2,074,807   12,371,888      44,884,446     28,420,144   16,523,991   9,182,764
 Aggregate unrealized depreciation               (6,063,534)    (942,056)     (7,082,798)   (13,158,460)  (3,111,925) (3,009,457)
                                               ------------  -----------    ------------   ------------  ----------- -----------
 Net unrealized appreciation (depreciation)    $ (3,988,727) $11,429,832    $ 37,801,648   $ 15,261,684  $13,412,066 $6,173,307
                                               ============  ===========    ============   ============  =========== ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended September 30, 2005 and the year ended March 31, 2005 was as follows:

SIX MONTHS ENDED SEPTEMBER 30, 2005*:

                                                  Optimum      Optimum          Optimum       Optimum
                                                Fixed Income International    Large Cap      Small Cap
                                                   Fund          Fund         Value Fund     Value Fund
                                                 ----------   ----------      ----------     ----------
 Ordinary Income                                 $4,129,029   $1,355,101      $2,740,852       $615,436
 Long-Term Capital Gain                              86,064      667,587       1,924,572      1,625,681
                                                 ----------   ----------      ----------     ----------
 Total                                           $4,215,093   $2,022,688      $4,665,424     $2,241,117
                                                 ==========   ==========      ==========     ==========

*Tax information for the period ended September 30, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

YEAR ENDED MARCH 31, 2005:

                                                  Optimum      Optimum         Optimum         Optimum    Optimum
                                                Fixed Income International     Large Cap      Small Cap   Small Cap
                                                    Fund         Fund         Value Fund     Growth Fund  Value Fund
                                                 ----------   ----------      ----------     ----------  -----------
 Ordinary Income                                 $6,647,568     $494,462      $2,367,284         $4,968     $869,720
 Long-Term Capital Gain                             156,496       45,179         130,522             --      156,474
                                                 ----------   ----------      ----------     ----------  -----------
 Total                                           $6,804,064     $539,641      $2,497,806         $4,968   $1,026,194
                                                 ----------   ----------      ----------     ----------  -----------

Optimum Large Cap Growth Fund did not make any distributions in either period. Optimum Small Cap Growth Fund did not make any distributions during the six months ended September 30, 2005.

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of September 30, 2005, the estimated components of net assets on a tax basis were as follows:

                                               Optimum Fixed Income Fund   Optimum International Fund  Optimum Large Cap Growth Fund
                                               -------------------------   --------------------------  -----------------------------
 Shares of beneficial interest                        $465,256,232                $127,370,260                $400,072,978
 Undistributed ordinary income                           3,844,397                   6,228,940                         --
 Undistributed long-term capital gain (loss)              (342,412)                  1,450,431                         --
 Capital loss carryforward                                      --                          --                   (812,110)
 Unrealized appreciation (depreciation) of
  investments and foreign currencies                    (4,010,906)                 11,422,718                 37,800,633
                                                      ------------                ------------               ------------
 Net assets                                           $464,747,311                $146,472,349               $437,061,501
                                                      ------------                ------------               ------------

                                        Optimum Large Cap Value Fund   Optimum Small Cap Growth Fund   Optimum Small Cap Value Fund
                                        ----------------------------   -----------------------------   -----------------------------
Shares of beneficial interest                  $384,463,504                    $77,563,333                      $77,783,043
Undistributed ordinary income                     9,764,496                             --                          875,914
Undistributed long-term capital gain              6,120,407                             --                        1,820,236
Capital loss carryforward                                --                       (596,209)                              --
Unrealized appreciation (depreciation)
  of investments                                 15,260,187                     13,412,066                        6,173,307
                                               ------------                    -----------                      -----------
Net assets                                     $415,608,594                    $90,379,190                      $86,652,500
                                               ------------                    -----------                      -----------

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market of forward foreign currency contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended September 30, 2005, each Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses, gain (loss) on foreign currency transactions and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

                                                   Optimum          Optimum       Optimum       Optimum     Optimum       Optimum
                                                 Fixed Income    International    Large Cap    Large Cap   Small Cap     Small Cap
                                                     Fund           Fund         Growth Fund   Value Fund  Growth Fund   Value Fund
                                                 ------------    -------------   -----------   ----------  -----------   ----------
 Undistributed (accumulated) net investment
  income (loss)                                   $(70,231)        $312,506      $1,030,170      $1,098     $511,339       $66,801
 Accumulated realized gain (loss)                   70,231         (312,506)         36,997      (1,098)          --          (181)
 Paid-in capital                                        --               --      (1,067,167)         --     (511,339)      (66,620)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards outstanding at March 31, 2005 will expire as follows:

                                                     Year of Expiration
                                                            2013
                                                     ------------------
 Optimum Large Cap Growth Fund                            $240,163
 Optimum Small Cap Growth Fund                             638,746

For the six months ended September 30, 2005 the Optimum Large Cap Growth Fund had capital losses of $571,947 which may increase the capital loss carryforward and the Optimum Small Cap Growth Fund had capital gains of $42,537 which may reduce the capital loss carryforward.

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)




5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                            Optimum                 Optimum                 Optimum Large Cap
                                                      Fixed Income Fund        International Fund              Growth Fund
                                                  ------------------------   ---------------------      -------------------------
                                                  Six Months      Year       Six Months     Year         Six Months         Year
                                                     Ended        Ended        Ended       Ended           Ended        Ended
                                                    9/30/05      3/31/05      9/30/05      3/31/05        9/30/05      3/31/05
   Shares sold:
     Class A                                       1,353,695     2,604,696     361,886     649,124        1,137,402     1,811,897
     Class B                                         112,582       493,163      32,505     155,552           99,334       422,024
     Class C                                       4,972,911     8,745,628   1,226,674   2,136,364        3,466,974     5,966,892
     Institutional Class                          11,923,386    15,486,338   2,117,125   3,390,313        9,411,858    14,258,695
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                  18,362,574    27,329,825   3,738,190   6,331,353       14,115,568   22,459,508
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                          45,173        84,653      19,277       6,568               --            --
     Class B                                           6,555        22,307       5,402       2,694               --            --
     Class C                                         117,875       282,189      68,734      23,074               --            --
     Institutional Class                             285,440       352,862      79,928      17,714               --            --
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                     455,043       742,011     173,341      50,050               --            --
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Shares repurchased:
     Class A                                        (293,949)     (292,493)    (64,461)    (69,596)        (166,714)     (167,095)
     Class B                                         (59,774)      (48,904)    (12,373)    (17,567)         (27,021)      (29,466)
     Class C                                        (673,344)     (807,764)   (152,446)   (171,311)        (407,291)     (428,897)
     Institutional Class                          (1,645,097)   (1,098,366)   (336,870)   (510,431)      (1,084,768)     (804,930)
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                  (2,672,164)   (2,247,527)   (566,150)   (768,905)      (1,685,794)   (1,430,388)
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Net increase                                   16,145,453    25,824,309   3,345,381   5,612,498       12,429,774    21,029,120
                                                  ==========   ===========   =========   =========      ===========   ===========

                                                      Optimum Large Cap        Optimum Small Cap            Optimum Small Cap
                                                        Value Fund               Growth Fund                   Value Fund
                                                  ------------------------   ---------------------      -------------------------
                                                  Six Months      Year       Six Months    Year          Six Months      Year
                                                    Ended         Ended        Ended       Ended           Ended         Ended
                                                   9/30/05       3/31/05      9/30/05     3/31/05         9/30/05       3/31/05
   Shares sold:
     Class A                                       1,042,742     1,745,346     240,992     369,365          283,792       435,139
     Class B                                          95,056       402,786      17,218      77,974           18,180        79,351
     Class C                                       3,255,269     5,763,734     631,162   1,116,607          658,250     1,191,177
     Institutional Class                           8,614,963    11,651,128   1,405,651   2,602,503        1,212,786     1,898,666
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                  13,008,030    19,562,994   2,295,023   4,166,449        2,173,008     3,604,333
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                          40,530        25,981          --          42           22,796        10,324
     Class B                                          10,079         7,883          --          18            5,032         3,579
     Class C                                         134,453        77,527          --         154           70,491        37,840
     Institutional Class                             234,235       124,785          --         226           81,584        34,839
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                     419,297       236,176          --         440          179,903        86,582
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Shares repurchased:
     Class A                                        (155,815)     (160,453)    (34,726)    (35,344)         (33,941)      (50,198)
     Class B                                         (28,214)      (29,848)     (4,931)     (5,450)          (5,818)       (6,218)
     Class C                                        (380,931)     (409,019)    (75,005)    (78,255)         (92,278)     (106,442)
     Institutional Class                            (907,094)     (673,193)   (232,142)   (814,146)        (193,310)     (616,300)
                                                  ----------   -----------   ---------   ---------      -----------   -----------
                                                  (1,472,054)   (1,272,513)   (346,804)   (933,195)        (325,347)     (779,158)
                                                  ----------   -----------   ---------   ---------      -----------   -----------
   Net increase                                   11,955,273    18,526,657   1,948,219   3,233,694        2,027,564     2,911,757
                                                  ==========   ===========   =========   =========      ===========   ===========

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


6. FOREIGN EXCHANGE CONTRACTS
The Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FUTURES CONTRACTS
The Optimum Fixed Income Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. OPTIONS WRITTEN
The Optimum Fixed Income Fund may enter into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. No options were written during the six months ended September 30, 2005.

9. SWAP AGREEMENTS
During the six months ended September 30, 2005, the Optimum Fixed Income Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

No total return swap agreements were outstanding at September 30, 2005.

10. CREDIT AND MARKET RISKS
Some countries in which the Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors.
In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by such Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Optimum Fixed Income Fund invests a portion of its assets in high-yield, fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


10. CREDIT AND MARKET RISKS (CONTINUED)
The Optimum Fixed Income Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Optimum Fixed Income Fund also invests in taxable municipal bonds.

Each Fund may invest up to 15% of their total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At September 30, 2005 Rule 144A securities represented approximately 9.32% of total net assets for Optimum Fixed Income Fund. Rule 144A securities comprising 0.07% of total net assets for Optimum Fixed Income Fund have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Statement of Net Assets.

The Optimum Small Cap Growth Fund and Optimum Small Cap Value Fund invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

11. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

12. INDUSTRY ALLOCATION
As of September 30, 2005, the Optimum International Fund's investment in equity securities classified by type of business were as follows:


                                                                Percentage
Industry                                                       of net assets
--------                                                       ------------
Automobiles & Components                                           3.76%
Banking & Finance                                                 15.27%
Capital Goods                                                      1.24%
Commercial Services                                                0.58%
Consumer Durables & Apparel                                        1.06%
Consumer Services                                                  1.00%
Energy                                                             8.63%
Food & Staples Retailing                                           2.07%
Food, Beverage & Tobacco                                           3.04%
Insurance                                                          1.14%
Materials                                                          5.77%
Media                                                              1.22%
Pharmaceuticals & Biotechnology                                    5.27%
Real Estate                                                        1.02%
Semiconductors                                                     0.14%
Technology Hardware & Equipment                                    2.32%
Telecommunication Services                                         5.62%
Transportation & Shipping                                          1.71%
Utilities                                                          5.03%
                                                                  ------
Total                                                             65.89%
                                                                  ------

                                                              OPTIMUM FUND TRUST
NOTES
 TO FINANCIAL STATEMENTS (CONTINUED)


13. SUBSEQUENT EVENTS
Aberdeen Asset Management PLC ("Aberdeen") has entered into a Sale and Purchase Agreement with Deutsche Bank AG ("Deutsche"), the ultimate parent of Deutsche Investment Management Americas Inc. ("DIMA Inc."), to purchase certain of Deutsche's United Kingdom and Philadelphia-based asset management business and assets (the "Acquisition"), including the fixed income unit within DIMA Inc. ("Fixed Income Group") currently responsible for sub-advising a portion of the Optimum Fixed Income Fund's assets. Upon the closing of the Acquisition, it is expected that the portfolio managers and other key employees of the Fixed Income Group currently responsible for sub-advising a portion of the Fund will become employees of Aberdeen Asset Management Inc. ("AAMI"), a subsidiary of Aberdeen. It is currently anticipated that AAMI will replace DIMA Inc. and begin sub-advising its portion of the Fund's assets upon the date of the closing of the Acquisition, which is anticipated to be on or about November 30, 2005. A special meeting of shareholders is currently scheduled for November 17, 2005 for submission of a new sub-advisory contract between DMC and AAMI.
The Board of Trustees of the Optimum Fund Trust has approved the appointment of The Killen Group, Inc. ("Killen") as an additional sub-advisor to the Optimum Small Cap Value Fund. The Board has also approved the submission of a new sub-advisory contract to shareholders of the Fund at a special meeting of shareholders currently scheduled for November 17, 2005. It is currently anticipated that Killen will begin serving as sub-adviser to a portion of the Fund's assets shortly after shareholder approval of its sub-advisory contract.

                                                              OPTIMUM FUND TRUST
OTHER
 FUND INFORMATION


BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY AGREEMENTS
At a meeting held on June 16, 2005, the Board of Trustees, including a majority of non-interested or independent Trustees, approved renewal of the Investment Management Agreement between Delaware Management Company (the "Manager" or "DMC") and each of the six separate funds within the Trust (the "Funds"), as well as the Sub-Advisory Agreements between the Manager and the respective sub-advisers on each of the Funds, except as discussed below. In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the June 16, 2005 Board meeting. Information furnished at Board meetings throughout the year included an analysis by the Manager (with the assistance of its consultant, Linsco/Private Ledger Corp. ("LPL")) of the investment performance of each Fund and its sub-advisers, presentations given the Board by portfolio managers from each sub-adviser on a rotating basis and compliance reports and related certifications furnished by the Manager and each sub-adviser. Material furnished specifically in connection with the renewal reviews included: a memorandum from the Manager discussing and analyzing the performance of each Fund and its respective sub-adviser(s); a description of fees charged by the Manager and each sub-adviser to other comparable investment companies or accounts; copies of the investment management and sub-advisory agreements; a "due diligence" report describing various material items in relation to the personnel, organization and policies of the Manager and sub-advisers; and information on the fees and other benefits realized by the Manager (and its affiliates) and the sub-advisers (or estimated fees and other benefits for newly proposed sub-advisers) in performing services for the Funds, as well as the revenues and expenses incurred by the Manager and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc. ("Lipper") comparing each Fund's investment performance and expenses with those of other mutual funds deemed comparable.
In considering such information and materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Investment Management and Sub-Advisory Agreements for all the Funds were considered at the same Board meeting, the Trustees dealt with each Fund separately. While attention was given to all information furnished, the following discusses some of the factors relevant to the Board's decisions.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees were satisfied with the nature, extent and quality of the services provided by DMC and its affiliates to each of the Funds. The Board's view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds operations, the quality and thoroughness of the monitoring of each Fund's investment performance conducted by DMC, reports furnished by DMC as to adherence with various compliance and procedural matters such as the Code of Ethics and fair value pricing, and DMC's success in obtaining meaningful information on a timely basis from each of the Fund's sub-advisers. The Board also took into account the distribution services provided each Fund by an affiliate of DMC, noting the growth in Fund assets, as well as the transfer agent and shareholder services provided by an affiliate of DMC and related factors, including the establishment of disaster recovery facilities. The quality of the services of the sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as further discussed. The Board was, however, satisfied with the adherence by each sub-adviser with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on personal presentations made by sub-advisers' portfolio managers and DMC reports of its discussions with the sub-advisers, as well as certificates and materials furnished at Board meetings and in connection with the contract renewals. In addition, the quality of the services to be provided by the newly proposed sub-advisers on Optimum Large Cap Value Fund and Optimum Small Cap Value Fund was considered primarily in respect to the proposed sub-advisers performance on similar mutual funds, the qualifications of the portfolio managers, and the new sub-advisers' compliance policies and procedures.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions throughout the year (including a detailed discussion of the investment performance of each Fund in a memorandum from DMC provided to the Board prior to the Meeting), particular attention in assessing performance was given to the Lipper Reports furnished for the contract renewals. The Lipper Reports prepared for each individual Fund showed the investment performance of its Class A shares in comparison with a Performance Universe selected by Lipper for the period from inception through March 31, 2005, as well as the one year period ending that date. The following summarizes the performance results for each Fund and the Board's view and in certain cases, actions taken based on such performance.

OPTIMUM FIXED INCOME FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional intermediate investment-grade debt funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception and for the one year period in each case was in the highest quintile of such Universe, and the Board was satisfied with such performance.

OPTIMUM INTERNATIONAL FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the second lowest quintile of such Universe, and for the one year period was in the lowest quintile of such Universe. While noting the relatively high returns of the Fund shown in such Report, which were 21.86% since inception and 10.62% for the one year period, the Board, in light of the notification by Marsico Capital Management, LLC ("Marsico") that it would cease acting as sub-adviser of the Fund, and upon recommendation of DMC, authorized DMC to find a new sub-adviser for the asset portion or "sleeve" managed by Marsico, and approved the continuation of the sub-advisory agreement with Marsico for a limited period pending selection of a successor sub-adviser (see "Board Consideration of Sub-Advisory Agreement with Alliance Capital Management L.P." herein for details on the successor). After discussion of the improving performance of the Mondrian Investment Partners Limited ("Mondrian") sleeve of the Fund over the one year period ending March 31, 2005, the Board was satisfied with the performance of Mondrian.

                                                              OPTIMUM FUND TRUST
OTHER
 FUND INFORMATION (CONTINUED)


OPTIMUM LARGE CAP GROWTH FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception, and for the one year period in each case was in the highest quintile of such Universe. The Board was satisfied with such performance.

OPTIMUM LARGE CAP VALUE FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the second highest quintile of such Universe and for the one year period was in the highest quintile of such Universe. While being satisfied with such overall level of performance, the Board, upon DMC's recommendation, approved a new sub-advisory agreement with TCW Investment Management Company ("TCW") to manage one of the Fund's two sleeves, with the expectation that TCW will provide the Fund slightly better downside risk protection than the Fund had previously been provided when the stock market moved lower. In addition, the Board reviewed information furnished as to TCW's prior performance on a mutual fund with a similar investment objective as the Fund and was satisfied with such performance. The Board was satisfied with the performance of Massachusetts Financial Services Company.

OPTIMUM SMALL CAP GROWTH FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap growth funds as selected by Lipper. The Lipper Report showed the Fund's investment performance since inception was in the highest quintile of such Universe, and for the one year period was in the second highest quintile of such Universe. The Board was satisfied with such performance.

OPTIMUM SMALL CAP VALUE FUND -- The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small cap value funds as selected by Lipper. The Lipper Report for the Fund showed its investment performance since inception and for the one year period in each case was in the highest quintile of such Universe. The Board was satisfied with such performance, but in view of potential capacity restraints of the current sub-advisers to the Fund, and upon DMC's recommendation, it approved an additional sub-advisory agreement with The Killen Group, Inc. ("Killen") to serve as an additional sub-adviser to manage a portion of the Fund's assets, subject to approval by Fund shareholders. The Board reviewed information furnished as to Killen's prior performance on a mutual fund with a similar investment objective as the Fund and was satisfied with such prior performance.

COMPARATIVE EXPENSES. Attention was also given to a comparative analysis of the contractual management fee rate charged each Fund as well as each Fund's actual total expenses in comparison to a group of other funds constituting its appropriate Lipper Expense Group. The contractual management fee rate as determined by Lipper includes administrative costs and are shown for funds within such Group assuming they were at the same asset size of the Fund. Actual total expenses are shown by Lipper for fund Class A shares for comparative consistency. The Lipper Report for each Fund showed that both its contractual management fee rate, as well as actual total expenses were higher than both the average and median of its respective Lipper Expense Group. The Trustees found such expenses to be acceptable in view of the investment performance of each Fund and certain actions being taken, including the fact that DMC has previously and will continue at least through August 1, 2006 to reimburse expenses and/or waive its management fees for the Funds to the extent necessary to keep expenses from exceeding certain percentage amounts.

DMC'S PROFITABILITY; ECONOMIES OF SCALE. Based on the size of each Fund and the reimbursement or waiver of expenses by DMC, as well as other profitability information furnished them by DMC, the Trustees did not believe that any meaningful profits were being realized by DMC and its affiliates from services provided to any of the Funds, and that DMC's fees were fair and reasonable. To the extent it was provided by sub-advisers, the Trustees were also given information on profits being realized by the existing sub-advisers or to be realized by the new sub-advisers in relation to the services being provided to the Funds. The Board was also provided with information on other fall-out benefits derived or to be derived by DMC or the sub-advisers in connection with their relationship to the Funds such as: soft dollar arrangements; allocating brokerage to affiliated brokers; and the name recognition enhancement by virtue of managing the Funds. The Board recognized that economies of scale might be realized as a Fund grows, but concluded that at current asset levels, the implementation of additional fee breakpoints or reductions was not warranted. The Trustees intend, however, to monitor future growth in each of the Funds with a view to considering the appropriateness of instituting additional fee breakpoints or reductions in connection with future investment management agreement approval deliberations.

                                                              OPTIMUM FUND TRUST
OTHER
 FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF SUB-ADVISORY AGREEMENT WITH ALLIANCE CAPITAL
MANAGEMENT L.P.
At a meeting held on September 15, 2005, the Trustees met and conferred with representatives of DMC and LPL to consider DMC's recommendation to retain Alliance Capital Management L.P. ("Alliance") as a sub-adviser to the Optimum International Fund, replacing Marsico, and its effect on such Fund. The Board had the assistance of counsel to the Independent Trustees who provided advice on, among other things, the Board's fiduciary obligations in considering the final sub-advisory agreement and the interim sub-advisory agreement (together, the "Alliance Agreements").

The Board reviewed information about Alliance, including its personnel, operations and financial condition, which had been provided by Alliance. The Board also reviewed material furnished by DMC and LPL, including: a memorandum from DMC reviewing the Alliance Agreements and the various services proposed to be rendered by Alliance; research and analysis concerning DMC's proposal of Alliance; a description of Alliance's proposed sub-advisory fees under the final sub-advisory agreement; information concerning Alliance's organizational structure and the experience of its investment management personnel; a "due diligence" report describing various material items in relation to Alliance's personnel, organization and policies; copies of Alliance's compliance policies and procedures and its Code of Ethics; and a copy of each of the Alliance Agreements.

In considering the approval of the interim sub-advisory agreement, and the approval of the final sub-advisory agreement and submission of it to shareholders for their approval, the Board of Trustees focused on: (i) the nature, extent and quality of the services to be provided by Alliance; (ii) the investment performance of the Optimum International Fund and the composite performance record of institutional accounts managed by Alliance that have similar investment objectives to the Optimum International Fund (the "Alliance Accounts"); (iii) the compatibility of Alliance's investment philosophy and methodology with the Optimum International Fund's other sub-adviser, Mondrian; and (iv) the fees to be charged by Alliance for the sub-advisory services to be provided with respect to the Optimum International Fund.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by Alliance, the Board specifically considered that the Alliance Agreements contain substantially similar provisions to those in the prior Marsico sub-advisory agreement for the Fund except for the provisions relating to the effective date, compliance policies and procedures and the fees. The Board reviewed materials provided by Alliance regarding the experience and qualifications of personnel who will be responsible for managing the managed segment for the Fund, and placed weight on Alliance's performance in managing the Alliance Accounts.

The Board also considered that Alliance would co-manage the Optimum International Fund with another sub-adviser, Mondrian. The Board considered the compatibility of the two sub-advisers' investment philosophies and methodologies. The Board also noted the Alliance Agreements provide DMC with the flexibility to adjust the amount of the Optimum International Fund's assets advised by Alliance. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by Alliance under the Alliance Agreements are satisfactory.

INVESTMENT PERFORMANCE. With respect to the investment performance of the Optimum International Fund, as well as the Alliance Accounts, the Board reviewed the Optimum International Fund's performance to date relative to its peers and benchmark, and the composite performance over several periods of the Alliance Accounts measured in several different ways. The Board was satisfied with the composite performance of the Alliance Accounts. The Board also considered the desirability of adding a sub-adviser to complement Mondrian's investment style. Based upon these considerations, the Board determined that Alliance's performance managing the Alliance Accounts provides evidence of the high quality of portfolio management services expected to be provided by Alliance to the managed segment under the Alliance Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED; ECONOMIES OF SCALE. The Board had been previously provided with information regarding the level of the advisory fees of the Optimum International Fund and overall levels of expenses for such Fund compared to its peer group of comparable investment companies. The Board noted that the fees payable to Alliance for the sub-advisory services provided by it would be paid out of the fee received by DMC in its role as investment manager. The materials provided to the Board noted that the management fee paid by the Optimum International Fund to DMC would stay the same. The Board believed that DMC and its affiliates were not currently realizing any meaningful profits based on the size of the Optimum International Fund and the reimbursement or waiver of expenses by DMC. The Board considered the fees to be paid to Alliance under the final agreement. The Board also noted that Alliance would be providing its advisory services to the Optimum International Fund at no cost under the interim sub-advisory agreement. The Board made particular note of fees paid by other similar accounts advised by Alliance. Information about Alliance's estimated profitability from its proposed relationship with the Optimum International Fund was not available because it had not begun to provide services to the Fund. The Board was informed that Alliance may receive certain fall-out benefits in connection with its relationship with the Optimum International Fund, such as soft-dollar arrangements. Based upon these considerations, the Board was able to determine that the fees under the final sub-advisory agreement are fair and reasonable in relation to the services being provided to the Optimum International Fund.

The Board recognized that economies of scale might be realized as Fund assets grow, but concluded that at current asset levels, the implementation of additional fee breakpoints or reductions was not warranted. The Board had previously stated its intention, however, to monitor future growth in the Optimum International Fund with a view to considering the appropriateness of instituting additional fee breakpoints or reductions in connection with future investment management agreement approval deliberations.

                                                              OPTIMUM FUND TRUST
OTHER
 FUND INFORMATION (CONTINUED)

BOARD CONSIDERATION OF SUB-ADVISORY AGREEMENT WITH ABERDEEN ASSET
MANAGEMENT INC.
At a meeting held on September 15, 2005, the Trustees met and conferred with representatives of DMC and LPL to consider DMC's recommendation to retain AAMI as a sub-adviser to the Optimum Fixed Income Fund, and its effects on such Fund, in light of the pending acquisition by AAMI's parent of certain parts of Deutsche Bank AG's asset management businesses (the "Acquisition"), including Deutsche Investment Management America Inc. ("DIMA") fixed income group (the "DIMA Fixed Income Group") which serves as the sub-adviser of the Optimum Fixed Income Fund. The Board had the assistance of counsel to the Independent Trustees who provided advice on, among other things, the Board's fiduciary obligations in considering the final sub-advisory agreement and the interim sub-advisory agreement (together, the "AAMI Agreements").

The Board reviewed information about AAMI, including its personnel, operations and financial condition, which had been provided by AAMI. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the AAMI Agreements and the various services proposed to be rendered by AAMI; a description of AAMI's proposed sub-advisory fees; information concerning AAMI's organizational structure and the experience of its investment management personnel; a "due diligence" report describing various material items in relation to AAMI's personnel, organization and policies; copies of AAMI's compliance policies and procedures and its Code of Ethics; and copies of the AAMI Agreements.

In considering the approval of the interim sub-advisory agreement, and the approval of the final sub-advisory agreement and its submission to shareholders for their approval, the Board of Trustees focused on: (i) the nature, extent and quality of the services to be provided by the existing DIMA Fixed Income Group for the Optimum Fixed Income Fund; (ii) the investment performance of the DIMA Fixed Income Group; (iii) the benefits of maintaining the consistency of the portfolio management team after the Acquisition; and (iv) the fees to be charged for the sub-advisory services to be provided by the DIMA Fixed Income Group as part of AAMI with respect to the portion of the Fund to be sub-advised by AAMI.

NATURE, EXTENT AND QUALITY OF SERVICES. In considering the nature, extent and quality of the services to be provided by the DIMA Fixed Income Group as a part of AAMI, the Board specifically considered that the AAMI Agreements contain substantially similar provisions to those in the DIMA sub-advisory agreement for the Fund except those relating to effective date and compliance policies and procedures. The Board also considered the benefits of providing consistency of portfolio management. The Board reviewed materials provided by AAMI regarding its experience and the qualifications of its personnel, and placed weight on AAMI's representation that there are no planned changes with respect to the DIMA Fixed Income Group personnel responsible for security selection and portfolio management of the portion of the Optimum Fixed Income Fund managed by DIMA after the completion of the Acquisition. The Board also gave weight to its discussion with DMC and LPL concerning the autonomy to be provided to the DIMA Fixed Income Group by AAMI after the completion of the Acquisition.

The Board noted that the DIMA Fixed Income Group, as part of AAMI, would continue to co-manage the Fund with DMC and considered the past compatibility of the investment philosophies and methodologies of the DIMA Fixed Income Group and DMC. The Board also noted that the AAMI Agreements provide DMC with the flexibility to adjust the amount of the Optimum Fixed Income Fund's assets to be advised by AAMI. Based upon these considerations, the Board determined that the nature, extent and quality of the services to be provided by AAMI under the AAMI Agreements are satisfactory.

INVESTMENT PERFORMANCE. With respect to the investment performance of the Optimum Fixed Income Fund, the Board looked at the Fund's performance to date relative to its peers and benchmark. The Board again placed weight on AAMI's representation that there are no planned changes with respect to the DIMA Fixed Income Group personnel currently responsible for security selection and portfolio management of its portion of the Optimum Fixed Income Fund after the completion of the Acquisition. Based upon these considerations, the Board determined that the performance of the Optimum Fixed Income Fund provides evidence of the high quality of portfolio management services expected to be provided by AAMI under the AAMI Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED; ECONOMIES OF SCALE. The Board noted that the fees payable to AAMI for the investment sub-advisory services provided by it to the Optimum Fixed Income Fund would be paid out of the fee received by DMC in its role as investment manager. The Board also noted that the materials provided to them regarding the Acquisition stated that the management fee paid by the Optimum Fixed Income Fund to DMC would stay the same. The Board believed that DMC and its affiliates were not currently realizing any meaningful profits based on the size of the Optimum Fixed Income Fund and the reimbursement or waiver of expenses by DMC. The Board considered the fees to be paid to AAMI under the AAMI Agreements, and noted those currently paid under the current DIMA sub-advisory agreement. Information about AAMI's estimated profitability from its proposed relationship with the Optimum Fixed Income Fund was not available because AAMI had not begun to provide services to the Fund. The Board was informed that AAMI may receive certain fall-out benefits in connection with its relationship with the Optimum Fixed Income Fund. Based upon these considerations, the Board was able to determine that the fees under the AAMI Agreements are fair and reasonable in relation to the services to be provided to the Optimum Fixed Income Fund.

The Board recognized that economies of scale might be realized as the Optimum Fixed Income Fund's assets grow, but concluded that at current asset levels, the implementation of additional fee breakpoints or reductions by DMC was not warranted. The Board had previously stated its intention, however, to monitor future growth in the Optimum Fixed Income Fund with a view to considering the appropriateness of instituting additional fee breakpoints or reductions in connection with future investment management agreement approval deliberations.

OTHER
 FUND INFORMATION (CONTINUED)

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                               AFFILIATED OFFICERS                     CONTACT INFORMATION
MARK S. CASADY                                  JOSEPH H. HASTINGS                      INVESTMENT MANAGER
President and Chief Executive Officer           Senior Vice President and               Delaware Management Company
LPL Financial Services                          Chief Financial Officer                 Philadelphia, PA
                                                Optimum Fund Trust
JOHN C. E. CAMPBELL                             Philadelphia, PA                        NATIONAL DISTRIBUTOR
Executive Vice President                                                                Delaware Distributors, L.P.
Delaware Investments                            DAVID P. O'CONNOR                       Philadelphia, PA
                                                Senior Vice President, General Counsel
NICHOLAS D. CONSTAN                             and Chief League Officer                SHAREHOLDER SERVICING, DIVIDEND
Adjunct Professor - University of Pennsylvania  Optimum Fund Trust                      DISBURSING AND TRANSFER AGENT
                                                Philadelphia, PA                        Delaware Service Company, Inc.
WILLIAM W. HENNIG                                                                       2005 Market Street
Private Investor                                MICHAEL P. BISHOF                       Philadelphia, PA 19103-7094
                                                Senior Vice President and Treasurer
DURANT ADAMS HUNTER                             Optimum Fund Trust                      FOR SHAREHOLDERS
Principal - Ridgeway Partners                   Philadelphia, PA                        800 914-0278

KENNETH R. LEIBLER                                                                      FOR SECURITIES DEALERS AND FINANCIAL
Chairman                                                                                INSTITUTIONS REPRESENTATIVES ONLY
Boston Options Exchange                                                                 800 362-7500

STEPHEN PAUL MULLIN                                                                     Web site www.optimummutualfunds.com
President - Econsult Corporation
                                                                                        Delaware Investments is the marketing name
ROBERT A. RUDELL                                                                        for Delaware Management Holdings, Inc. and
Private Investor                                                                        its subsidiaries.

JON EDWARD SOCOLOFSKY
Private Investor

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 914-0278; (ii) on the Funds' Web site at http://www.optimummutualfunds.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.optimummutualfunds.com; and (ii) on the Commission's Web site at http://www.sec.gov.

                                                              Printed in the USA
(9848)                                                             SEMI-0511 OPT
SA-901 [9/05] IVES 11/05                                       MF0510352 PO10526

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST


         John C. E. Campbell
---------------------------------
By:      John C. E. Campbell
Title:   Chief Executive Officer
Date:    December 7, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         John C. E. Campbell
---------------------------------
By:      John C. E. Campbell
Title:   Chief Executive Officer
Date:    December 7, 2005


         Joseph H. Hastings
---------------------------------
By:      Joseph H. Hastings
Title:   Chief Financial Officer
Date:    December 7, 2005